UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05159

RS INVESTMENT TRUST

(Exact name of registrant as specified in charter)

388 Market Street

San Francisco, CA 94111

(Address of principal executive offices) (Zip code)

Terry R. Otton

c/o RS Investments

388 Market Street

San Francisco, CA 94111

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 766-3863

Date of fiscal year end: December 31

Date of reporting period: September 30, 2008

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1.	Schedule of Investments

Schedule of Investments - RS Emerging Growth Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 90.8%
Advertising Agencies — 1.3%
ValueClick, Inc.(1)	484,411	$4,955,525
		4,955,525
Aerospace — 1.0%
HEICO Corp.	117,420	3,853,724
		3,853,724
Air Transport — 1.2%
Allegiant Travel Co.(1)	131,520	4,645,286
		4,645,286
Banks - New York City — 0.5%
Signature Bank(1)	53,873	1,879,090
		1,879,090
Biotechnology Research & Production — 5.9%
Alexion Pharmaceuticals, Inc.(1)	50,820	1,997,226
OSI Pharmaceuticals, Inc.(1)	135,130	6,660,558
RTI Biologics, Inc.(1)	580,700	5,429,545
Savient Pharmaceuticals, Inc.(1)	138,450	2,064,290
Vnus Medical Technologies(1)	296,180	6,199,047
		22,350,666
Casinos & Gambling — 0.7%
Scientific Games Corp., Class A(1)	118,990	2,739,150
		2,739,150
Chemicals — 0.8%
EnerSys(1)	150,550	2,967,341
		2,967,341
Communications Technology — 5.3%
Atheros Communications(1)	193,550	4,563,909
Cbeyond, Inc.(1)	266,461	3,834,374
Ciena Corp.(1)	301,454	3,038,656
j2 Global Communications, Inc.(1)	247,710	5,784,029
Syniverse Holdings, Inc.(1)	167,336	2,779,451
		20,000,419
Computer Services, Software & Systems — 8.7%
3PAR, Inc.(1)	251,884	1,624,652
Ariba, Inc.(1)	320,822	4,533,215
Digital River, Inc.(1)	148,110	4,798,764
Equinix, Inc.(1)	53,980	3,749,451
Netezza Corp.(1)	302,185	3,206,183
Nuance Communications, Inc.(1)	183,160	2,232,720
Omniture, Inc.(1)	242,298	4,448,591
PROS Holdings, Inc.(1)	493,070	4,629,927
Rackspace Hosting, Inc.(1)	386,698	3,778,040
		33,001,543
Computer Technology — 2.0%
Data Domain, Inc.(1)	215,640	4,802,303
Riverbed Technology, Inc.(1)	212,870	2,665,132
		7,467,435
Diversified Financial Services — 1.5%
Cardtronics, Inc.(1)	733,015	5,761,498
		5,761,498
Diversified Materials & Processing — 0.7%
Hexcel Corp.(1)	183,800	2,516,222
		2,516,222
Drugs & Pharmaceuticals — 3.1%
BioMarin Pharmaceutical, Inc.(1)	162,610	4,307,539
Onyx Pharmaceuticals, Inc.(1)	52,940	1,915,369
United Therapeutics Corp.(1)	52,510	5,522,477
		11,745,385
Education Services — 1.8%
Capella Education Co.(1)	66,570	2,853,190
DeVry, Inc.	81,890	4,056,831
		6,910,021
Electronics - Medical Systems — 4.4%
Haemonetics Corp.(1)	38,956	2,404,364
Illumina, Inc.(1)	169,860	6,884,426
Luminex Corp.(1)	149,818	3,746,948
Natus Medical, Inc.(1)	164,620	3,730,289
		16,766,027
Electronics - Semiconductors & Components — 4.6%
Cavium Networks, Inc.(1)	367,707	5,177,315
IPG Photonics Corp.(1)	261,034	5,092,773
Netlogic Microsystems, Inc.(1)	143,730	4,346,395
O2Micro International Ltd., ADR(1)(2)	776,134	2,817,367
		17,433,850
Electronics - Technology — 0.6%
Super Micro Computer, Inc.(1)	234,990	2,117,260
		2,117,260
Engineering & Contracting Services — 1.0%
Hill International, Inc.(1)	267,560	3,705,706
		3,705,706
Financial Data Processing Services & Systems — 4.4%
CyberSource Corp.(1)	366,872	5,910,308
Genpact Ltd.(1)	373,910	3,884,925
MSCI, Inc., Class A(1)	119,410	2,865,840
TNS, Inc.(1)	218,380	4,230,020
		16,891,093
Financial Information Services — 1.3%
FactSet Research Systems, Inc.	96,560	5,045,260
		5,045,260
Financial Miscellaneous — 1.5%
Portfolio Recovery Associates, Inc.(1)	49,050	2,385,301
Stifel Financial Corp.(1)	64,610	3,224,039
		5,609,340
Health Care Facilities — 2.2%
IPC The Hospitalist Co.(1)	180,464	4,637,925
Psychiatric Solutions, Inc.(1)	103,020	3,909,609
		8,547,534
Health Care Management Services — 2.5%
athenahealth, Inc.(1)	89,394	2,974,138
Phase Forward, Inc.(1)	314,694	6,580,252
		9,554,390
Health Care Services — 2.9%
Amedisys, Inc.(1)	130,760	6,364,089
CardioNet, Inc.(1)	178,880	4,464,845
		10,828,934
Insurance - Property & Casualty — 1.6%
AmTrust Financial Services, Inc.	444,105	6,035,387
		6,035,387
Jewelry Watches & Gemstones — 0.7%
Fossil, Inc.(1)	95,840	2,705,563
		2,705,563

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments – RS Emerging Growth Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Machinery - Oil Well Equipment & Services — 3.1%
Core Laboratories N.V.	40,099	$4,062,831
Dril-Quip, Inc.(1)	89,640	3,889,479
Oil States International, Inc.(1)	107,260	3,791,641
		11,743,951
Machinery - Specialty — 1.3%
Flow International Corp.(1)	941,982	4,785,269
		4,785,269
Medical & Dental Instruments & Supplies — 3.8%
Insulet Corp.(1)	244,070	3,397,454
NuVasive, Inc.(1)	113,270	5,587,609
ResMed, Inc.(1)	86,620	3,724,660
The Spectranetics Corp.(1)	382,571	1,771,304
		14,481,027
Miscellaneous Health Care — 0.8%
MedAssets, Inc.(1)	187,930	3,232,396
		3,232,396
Oil - Crude Producers — 2.1%
Arena Resources, Inc.(1)	113,560	4,411,806
Comstock Resources, Inc.(1)	68,210	3,413,910
		7,825,716
Pollution Control & Environmental Services — 0.6%
EnergySolutions, Inc.	215,980	2,159,800
		2,159,800
Printing & Copying Services — 0.7%
VistaPrint Ltd.(1)	78,640	2,582,538
		2,582,538
Restaurants — 1.9%
BJ’s Restaurants, Inc.(1)	280,230	3,345,946
P.F. Chang’s China Bistro, Inc.(1)	170,250	4,007,685
		7,353,631
Retail — 6.3%
Aeropostale, Inc.(1)	149,400	4,797,234
GSI Commerce, Inc.(1)	401,311	6,212,294
Lumber Liquidators, Inc.(1)	275,820	3,464,299
Priceline.com, Inc.(1)	72,210	4,941,330
Volcom, Inc.(1)	266,877	4,611,635
		24,026,792
Securities Brokerage & Services — 0.4%
Investment Technology Group, Inc.(1)	53,470	1,627,092
		1,627,092
Services - Commercial — 1.5%
FTI Consulting, Inc.(1)	81,120	5,860,109
		5,860,109
Shoes — 1.3%
Deckers Outdoor Corp.(1)	48,040	5,000,003
		5,000,003
Textiles Apparel Manufacturers — 1.5%
True Religion Apparel, Inc.(1)	214,450	5,543,533
		5,543,533
Toys — 1.1%
Leapfrog Enterprises, Inc., Class A(1)	381,690	4,030,646
		4,030,646
Utilities - Telecommunications — 2.2%
Neutral Tandem, Inc.(1)	293,080	5,433,703
Premiere Global Services, Inc.(1)	208,135	2,926,378
		8,360,081
Total Common Stocks (Cost $346,464,387)		344,646,233
Exchange-Traded Funds — 0.8%
Mutual Funds — 0.8%
iShares Nasdaq Biotechnology Index Fund	38,700	3,148,632
		3,148,632
Total Exchange-Traded Funds (Cost $3,120,439)		3,148,632

	Warrants
Warrants — 0.0%
Lantronix, Inc.(1)(3)	14,718	898
Total Warrants (Cost $0)		898

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	153	5,527
RS Emerging Markets Fund, Class A(4)	157	2,721
RS Equity Dividend Fund, Class Y(4)	87	661
RS Global Natural Resources Fund, Class Y(4)	103	2,959
RS Growth Fund, Class Y(4)	199	2,119
RS Investment Quality Bond Fund, Class A(4)	76	710
RS Partners Fund, Class Y(4)	119	3,190
RS S&P 500 Index Fund, Class A(4)	83	666
RS Smaller Company Growth Fund, Class Y(4)	80	1,163
RS Technology Fund, Class Y(4)	176	2,092
RS Value Fund, Class Y(4)	289	6,025
Total Other Investments (Cost $30,548)		27,833

	Principal Amount
Repurchase Agreements — 8.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $33,677,047, due 10/1/2008, collateralized by U.S. Treasury Bond, 6.25%, due 5/15/2030, with a value of $34,354,750	$33,677,000	33,677,000
Total Repurchase Agreements (Cost $33,677,000)		33,677,000
Total Investments — 100.5% (Cost $383,292,374)		381,500,596
Other Liabilities, Net — (0.5)%		(2,062,408)
Total Net Assets — 100.0%		$379,438,188

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Fair valued security.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments – RS Emerging Growth Fund (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$381,499,698
Level 2 – Significant Other Observable Inputs	898
Level 3 – Significant Unobservable Inputs	—
Total	$381,500,596

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Smaller Company Growth Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 87.8%
Advertising Agencies — 2.4%
DG Fastchannel, Inc.(1)	119,975	$2,629,852
ValueClick, Inc.(1)	132,560	1,356,089
		3,985,941
Aerospace — 1.1%
HEICO Corp.	55,610	1,825,120
		1,825,120
Air Transport — 1.2%
Allegiant Travel Co.(1)	58,550	2,067,986
		2,067,986
Banks - New York City — 0.3%
Signature Bank(1)	14,118	492,436
		492,436
Biotechnology Research & Production — 4.5%
OSI Pharmaceuticals, Inc.(1)	42,620	2,100,740
RTI Biologics, Inc.(1)	246,041	2,300,483
Savient Pharmaceuticals, Inc.(1)	52,390	781,135
Vnus Medical Technologies(1)	116,740	2,443,368
		7,625,726
Casinos & Gambling — 1.2%
Scientific Games Corp., Class A(1)	89,910	2,069,728
		2,069,728
Communications Technology — 3.3%
j2 Global Communications, Inc.(1)	120,200	2,806,670
Syniverse Holdings, Inc.(1)	161,310	2,679,359
		5,486,029
Computer Services, Software & Systems — 10.2%
Digital River, Inc.(1)	37,520	1,215,648
Ebix, Inc.(1)	23,440	2,202,422
Equinix, Inc.(1)	26,475	1,838,953
Internet Brands, Inc., Class A(1)	447,070	3,116,078
NaviSite, Inc.(1)	820,709	1,641,418
NetScout Systems, Inc.(1)	162,760	1,731,766
PROS Holdings, Inc.(1)	168,850	1,585,502
Rackspace Hosting, Inc.(1)	143,349	1,400,520
Website Pros, Inc.(1)	462,397	2,496,944
		17,229,251
Computer Technology — 1.0%
Data Domain, Inc.(1)	74,350	1,655,775
		1,655,775
Cosmetics — 1.3%
Bare Escentuals, Inc.(1)	202,600	2,202,262
		2,202,262
Diversified Financial Services — 1.6%
Cardtronics, Inc.(1)	335,351	2,635,859
		2,635,859
Diversified Materials & Processing — 1.0%
Hexcel Corp.(1)	118,030	1,615,831
		1,615,831
Drugs & Pharmaceuticals — 1.8%
BioMarin Pharmaceutical, Inc.(1)	36,830	975,626
United Therapeutics Corp.(1)	19,540	2,055,022
		3,030,648
Education Services — 2.1%
DeVry, Inc.	40,840	2,023,213
SkillSoft PLC, ADR(1)(2)	151,580	1,585,527
		3,608,740
Electronics - Medical Systems — 2.9%
Haemonetics Corp.(1)	17,403	1,074,113
Luminex Corp.(1)	62,020	1,551,120
Natus Medical, Inc.(1)	101,522	2,300,489
		4,925,722
Electronics - Semiconductors & Components — 3.3%
Cavium Networks, Inc.(1)	110,690	1,558,515
Microsemi Corp.(1)	83,880	2,137,263
Netlogic Microsystems, Inc.(1)	63,760	1,928,102
		5,623,880
Electronics - Technology — 1.5%
Digital Ally, Inc.(1)	225,080	1,546,300
Super Micro Computer, Inc.(1)	105,840	953,618
		2,499,918
Engineering & Contracting Services — 0.6%
Hill International, Inc.(1)	70,393	974,943
		974,943
Financial Data Processing Services & Systems — 4.0%
Advent Software, Inc.(1)	28,870	1,017,090
CyberSource Corp.(1)	158,215	2,548,844
MSCI, Inc., Class A(1)	53,346	1,280,304
TNS, Inc.(1)	97,640	1,891,287
		6,737,525
Financial Miscellaneous — 1.5%
Portfolio Recovery Associates, Inc.(1)	21,910	1,065,483
Stifel Financial Corp.(1)	28,760	1,435,124
		2,500,607
Forms And Bulk Printing Services — 1.8%
Innerworkings, Inc.(1)	277,820	3,081,024
		3,081,024
Health Care Facilities — 1.8%
IPC The Hospitalist Co., Inc.(1)	62,821	1,614,500
Psychiatric Solutions, Inc.(1)	36,250	1,375,687
		2,990,187
Health Care Management Services — 0.7%
athenahealth, Inc.(1)	36,430	1,212,026
		1,212,026
Health Care Services — 2.0%
Amedisys, Inc.(1)	29,420	1,431,871
CardioNet, Inc.(1)	75,610	1,887,226
		3,319,097
Insurance - Life — 0.7%
Life Partners Holdings, Inc.	33,057	1,189,060
		1,189,060
Insurance - Multi-Line — 1.2%
eHealth, Inc.(1)	130,270	2,084,320
		2,084,320
Insurance - Property & Casualty — 2.5%
AmTrust Financial Services, Inc.	308,890	4,197,815
		4,197,815
Jewelry Watches & Gemstones — 1.2%
Fossil, Inc.(1)	69,860	1,972,148
		1,972,148

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Smaller Company Growth Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Machinery - Oil Well Equipment & Services — 4.3%
Core Laboratories N.V.	15,630	$1,583,632
Dril-Quip, Inc.(1)	37,170	1,612,806
Oil States International, Inc.(1)	52,960	1,872,136
Superior Energy Services, Inc.(1)	55,760	1,736,366
Tesco Corp.(1)	16,950	354,933
		7,159,873
Machinery - Specialty — 1.4%
Flow International Corp.(1)	451,514	2,293,691
		2,293,691
Medical & Dental Instruments & Supplies — 4.3%
Insulet Corp.(1)	112,520	1,566,278
LeMaitre Vascular, Inc.(1)	576,804	1,730,412
NuVasive, Inc.(1)	41,990	2,071,367
The Spectranetics Corp.(1)	403,190	1,866,770
		7,234,827
Miscellaneous Health Care — 1.3%
MedAssets, Inc.(1)	131,410	2,260,252
		2,260,252
Oil - Crude Producers — 1.7%
Arena Resources, Inc.(1)	38,030	1,477,466
Comstock Resources, Inc.(1)	28,360	1,419,418
		2,896,884
Pollution Control & Environmental Services — 0.3%
EnergySolutions, Inc.	58,680	586,800
		586,800
Retail — 4.3%
Aeropostale, Inc.(1)	44,920	1,442,381
FGX International Holdings Ltd.(1)	206,350	2,284,294
Jos. A. Bank Clothiers, Inc.(1)	47,091	1,582,258
Lumber Liquidators, Inc.(1)	149,480	1,877,469
		7,186,402
Securities Brokerage & Services — 0.4%
Investment Technology Group, Inc.(1)	23,910	727,581
		727,581
Services - Commercial — 3.8%
FTI Consulting, Inc.(1)	38,340	2,769,682
Rollins, Inc.	87,323	1,657,391
TeleTech Holdings, Inc.(1)	154,060	1,916,506
		6,343,579
Shipping — 0.9%
Genco Shipping & Trading Ltd.	46,810	1,555,964
		1,555,964
Textiles Apparel Manufacturers — 1.4%
True Religion Apparel, Inc.(1)	89,390	2,310,732
		2,310,732
Toys — 1.3%
Leapfrog Enterprises, Inc., Class A(1)	209,050	2,207,568
		2,207,568
Utilities - Telecommunications — 3.7%
Neutral Tandem, Inc.(1)	139,530	2,586,886
Premiere Global Services, Inc.(1)	258,840	3,639,291
		6,226,177
Total Common Stocks (Cost $155,807,067)		147,829,934
Exchange-Traded Funds — 2.6%
Mutual Funds — 2.6%
iShares Russell 2000 Growth Index Fund	61,410	4,342,915
		4,342,915
Total Exchange-Traded Funds (Cost $4,634,754)		4,342,915
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	65	2,360
RS Emerging Growth Fund, Class Y(3)	87	2,614
RS Emerging Markets Fund, Class A(3)	68	1,177
RS Equity Dividend Fund, Class Y(3)	38	287
RS Global Natural Resources Fund, Class Y(3)	43	1,236
RS Growth Fund, Class Y(3)	83	886
RS Investment Quality Bond Fund, Class A(3)	33	308
RS Partners Fund, Class Y(3)	53	1,416
RS S&P 500 Index Fund, Class A(3)	36	289
RS Technology Fund, Class Y(3)	74	875
RS Value Fund, Class Y(3)	123	2,569
Total Other Investments (Cost $15,103)		14,017

	Principal Amount
Repurchase Agreements — 9.0%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $15,154,021, due 10/1/2008, collateralized by U.S. Treasury Bond, 4.50%, due 2/15/2036, with a value of $15,460,100	$15,154,000	15,154,000
Total Repurchase Agreements (Cost $15,154,000)		15,154,000
Total Investments — 99.4% (Cost $175,610,924)		167,340,866
Other Assets, Net — 0.6%		928,025
Total Net Assets — 100.0%		$168,268,891

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$167,340,866
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$167,340,866

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Select Growth Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 89.1%
Advertising Agencies — 2.0%
ValueClick, Inc.(1)	144,086	$1,474,000
		1,474,000
Aerospace — 1.2%
HEICO Corp.	26,480	869,074
		869,074
Air Transport — 1.0%
Allegiant Travel Co.(1)	21,230	749,844
		749,844
Biotechnology Research & Production — 4.9%
OSI Pharmaceuticals, Inc.(1)	41,520	2,046,521
QIAGEN N.V.(1)	76,500	1,509,345
		3,555,866
Casinos & Gambling — 1.0%
Scientific Games Corp., Class A(1)	32,650	751,603
		751,603
Communications Technology — 7.7%
Atheros Communications(1)	49,960	1,178,057
Ciena Corp.(1)	83,800	844,704
Harris Corp.	16,190	747,978
j2 Global Communications, Inc.(1)	85,890	2,005,531
Juniper Networks, Inc.(1)	36,650	772,216
		5,548,486
Computer Services, Software & Systems — 6.6%
Akamai Technologies, Inc.(1)	42,230	736,491
Digital River, Inc.(1)	31,700	1,027,080
Equinix, Inc.(1)	20,890	1,451,019
F5 Networks, Inc.(1)	36,770	859,683
Nuance Communications, Inc.(1)	53,750	655,213
		4,729,486
Computer Technology — 1.0%
NetApp, Inc.(1)	40,020	729,565
		729,565
Drugs & Pharmaceuticals — 4.2%
BioMarin Pharmaceutical, Inc.(1)	50,960	1,349,930
United Therapeutics Corp.(1)	15,930	1,675,358
		3,025,288
Education Services — 2.0%
DeVry, Inc.	29,150	1,444,091
		1,444,091
Electronics - Medical Systems — 5.2%
Haemonetics Corp.(1)	10,642	656,824
Illumina, Inc.(1)	50,500	2,046,765
Intuitive Surgical, Inc.(1)	4,340	1,045,853
		3,749,442
Electronics - Semiconductors & Components — 4.6%
First Solar, Inc.(1)	7,160	1,352,596
Marvell Technology Group Ltd.(1)	97,900	910,470
MEMC Electronic Materials, Inc.(1)	36,670	1,036,294
		3,299,360
Financial Data Processing Services & Systems — 6.5%
CyberSource Corp.(1)	113,480	1,828,163
Genpact Ltd.(1)	135,480	1,407,637
Global Payments, Inc.	17,120	768,003
MSCI, Inc., Class A(1)	29,349	704,376
		4,708,179
Financial Information Services — 2.3%
FactSet Research Systems, Inc.	31,020	1,620,795
		1,620,795
Health Care Facilities — 1.9%
Psychiatric Solutions, Inc.(1)	35,880	1,361,646
		1,361,646
Health Care Management Services — 3.1%
Phase Forward, Inc.(1)	106,960	2,236,533
		2,236,533
Health Care Services — 2.2%
Amedisys, Inc.(1)	32,260	1,570,094
		1,570,094
Jewelry Watches & Gemstones — 1.0%
Fossil, Inc.(1)	26,260	741,320
		741,320
Machinery - Oil Well Equipment & Services — 4.1%
Core Laboratories N.V.	13,520	1,369,846
Dril-Quip, Inc.(1)	37,080	1,608,901
		2,978,747
Medical & Dental Instruments & Supplies — 2.1%
ResMed, Inc.(1)	34,420	1,480,060
		1,480,060
Offshore Drilling — 1.7%
Atwood Oceanics, Inc.(1)	34,520	1,256,528
		1,256,528
Oil - Crude Producers — 0.8%
SandRidge Energy, Inc.(1)	30,970	607,012
		607,012
Restaurants — 1.5%
P.F. Chang’s China Bistro, Inc.(1)	46,590	1,096,729
		1,096,729
Retail — 8.7%
Amazon.com, Inc.(1)	10,880	791,629
Priceline.com, Inc.(1)	17,910	1,225,581
Ross Stores, Inc.	29,100	1,071,171
Urban Outfitters, Inc.(1)	62,530	1,992,831
Volcom, Inc.(1)	68,720	1,187,482
		6,268,694
Securities Brokerage & Services — 0.7%
Investment Technology Group, Inc.(1)	16,130	490,836
		490,836
Services - Commercial — 5.7%
Corrections Corp. of America(1)	29,360	729,596
FTI Consulting, Inc.(1)	24,940	1,801,665
Ritchie Bros Auctioneers, Inc.	68,530	1,600,861
		4,132,122
Shoes — 1.7%
Deckers Outdoor Corp.(1)	11,990	1,247,919
		1,247,919
Utilities - Telecommunications — 2.6%
NII Holdings, Inc.(1)	28,170	1,068,206
Premiere Global Services, Inc.(1)	59,364	834,658
		1,902,864

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Select Growth Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Wholesalers — 1.1%
LKQ Corp.(1)	46,610	$790,972
		790,972
Total Common Stocks (Cost $66,940,585)		64,417,155
Exchange-Traded Funds — 1.5%
Mutual Funds — 1.5%
iShares Nasdaq Biotechnology Index Fund	13,540	1,101,614
		1,101,614
Total Exchange-Traded Funds (Cost $1,100,405)		1,101,614
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	40	1,453
RS Emerging Growth Fund, Class Y(2)	52	1,539
RS Emerging Markets Fund, Class A(2)	38	665
RS Equity Dividend Fund, Class Y(2)	19	146
RS Global Natural Resources Fund, Class Y(2)	26	757
RS Growth Fund, Class Y(2)	57	603
RS Investment Quality Bond Fund, Class A(2)	17	157
RS Partners Fund, Class Y(2)	28	751
RS S&P 500 Index Fund, Class A(2)	18	147
RS Smaller Company Growth Fund, Class Y(2)	18	256
RS Technology Fund, Class Y(2)	50	596
RS Value Fund, Class Y(2)	77	1,595
Total Other Investments (Cost $8,931)		8,665
Total Investments — 90.6% (Cost $68,049,921)		65,527,434
Other Assets, Net — 9.4%		6,781,131
Total Net Assets — 100.0%		$72,308,565

(1)	Non-income producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$65,527,434
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$65,527,434

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS MidCap Opportunities Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 85.2%
Banks - Outside New York City — 1.0%
Northern Trust Corp.	25,000	$1,805,000
		1,805,000
Biotechnology Research & Production — 5.6%
Celgene Corp.(1)	45,000	2,847,600
OSI Pharmaceuticals, Inc.(1)	51,400	2,533,506
QIAGEN N.V.(1)	218,040	4,301,929
		9,683,035
Coal — 1.2%
CONSOL Energy, Inc.	45,000	2,065,050
		2,065,050
Communications Technology — 9.4%
Brocade Communications Systems, Inc.(1)	500,000	2,910,000
Harris Corp.	102,100	4,717,020
Juniper Networks, Inc.(1)	115,000	2,423,050
McAfee, Inc.(1)	100,000	3,396,000
NICE Systems Ltd., ADR(1)(2)	100,000	2,724,000
		16,170,070
Computer Services, Software & Systems — 5.9%
Adobe Systems, Inc.(1)	82,500	3,256,275
Akamai Technologies, Inc.(1)	135,000	2,354,400
Ansys, Inc.(1)	54,800	2,075,276
Macrovision Solutions Corp.(1)	160,000	2,460,800
		10,146,751
Consumer Electronics — 3.6%
Activision Blizzard, Inc.(1)	200,000	3,086,000
Dolby Laboratories, Inc., Class A(1)	90,480	3,183,991
		6,269,991
Cosmetics — 1.2%
Avon Products, Inc.	50,000	2,078,500
		2,078,500
Drugs & Pharmaceuticals — 3.1%
Allergan, Inc.	60,000	3,090,000
United Therapeutics Corp.(1)	21,350	2,245,379
		5,335,379
Education Services — 1.6%
DeVry, Inc.	55,000	2,724,700
		2,724,700
Electrical Equipment & Components — 1.5%
GrafTech International Ltd.(1)	174,630	2,638,659
		2,638,659
Electronics — 3.7%
Amphenol Corp., Class A	65,000	2,609,100
FLIR Systems, Inc.(1)	100,000	3,842,000
		6,451,100
Electronics - Medical Systems — 2.8%
Illumina, Inc.(1)	60,000	2,431,800
Intuitive Surgical, Inc.(1)	10,000	2,409,800
		4,841,600
Electronics - Semiconductors & Components — 2.2%
Broadcom Corp., Class A(1)	110,000	2,049,300
MEMC Electronic Materials, Inc.(1)	59,610	1,684,579
		3,733,879
Electronics - Technology — 1.3%
Trimble Navigation Ltd.(1)	85,000	2,198,100
		2,198,100
Financial Data Processing Services & Systems — 2.5%
Alliance Data Systems Corp.(1)	38,930	2,467,384
Genpact Ltd.(1)	174,270	1,810,665
		4,278,049
Financial Information Services — 1.5%
FactSet Research Systems, Inc.	50,000	2,612,500
		2,612,500
Health Care Facilities — 1.6%
Quest Diagnostics, Inc.	54,450	2,813,432
		2,813,432
Identification Control & Filter Devices — 2.6%
Flowserve Corp.	20,000	1,775,400
Waters Corp.(1)	46,840	2,725,151
		4,500,551
Jewelry Watches & Gemstones — 1.9%
Fossil, Inc.(1)	115,000	3,246,450
		3,246,450
Machinery - Oil Well Equipment & Services — 1.2%
National-Oilwell Varco, Inc.(1)	39,410	1,979,564
		1,979,564
Medical & Dental Instruments & Supplies — 2.3%
St. Jude Medical, Inc.(1)	90,000	3,914,100
		3,914,100
Medical Services — 1.7%
Covance, Inc.(1)	33,000	2,917,530
		2,917,530
Metal Fabricating — 1.2%
Precision Castparts Corp.	27,000	2,127,060
		2,127,060
Oil - Crude Producers — 1.9%
Chesapeake Energy Corp.	60,000	2,151,600
SandRidge Energy, Inc.(1)	52,700	1,032,920
		3,184,520
Pollution Control & Environmental Services — 1.7%
EnergySolutions, Inc.	288,134	2,881,340
		2,881,340
Restaurants — 1.2%
Yum! Brands, Inc.	65,000	2,119,650
		2,119,650
Retail — 7.0%
GameStop Corp., Class A(1)	58,520	2,001,969
Priceline.com, Inc.(1)	40,410	2,765,257
Ross Stores, Inc.	56,620	2,084,182
The TJX Cos., Inc.	80,000	2,441,600
Urban Outfitters, Inc.(1)	85,000	2,708,950
		12,001,958
Securities Brokerage & Services — 1.7%
IntercontinentalExchange, Inc.(1)	36,800	2,969,024
		2,969,024
Services - Commercial — 1.9%
FTI Consulting, Inc.(1)	46,430	3,354,103
		3,354,103
Shipping — 0.8%
Genco Shipping & Trading Ltd.	40,000	1,329,600
		1,329,600
Telecommunications Equipment — 1.6%
American Tower Corp., Class A(1)	77,000	2,769,690
		2,769,690

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS MidCap Opportunities Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Textiles Apparel Manufacturers — 2.7%
Coach, Inc.(1)	100,000	$2,504,000
Guess?, Inc.	59,140	2,057,481
		4,561,481
Utilities - Electrical — 1.1%
PPL Corp.	50,000	1,851,000
		1,851,000
Utilities - Telecommunications — 1.8%
NII Holdings, Inc.(1)	83,060	3,149,635
		3,149,635
Wholesale & International Trade — 1.2%
Central European Distribution Corp.(1)	43,930	1,994,861
		1,994,861
Total Common Stocks (Cost $168,081,087)		146,697,912
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	69	2,497
RS Emerging Growth Fund, Class Y(3)	95	2,839
RS Emerging Markets Fund, Class A(3)	74	1,290
RS Equity Dividend Fund, Class Y(3)	45	339
RS Global Natural Resources Fund, Class Y(3)	48	1,382
RS Growth Fund, Class Y(3)	84	893
RS Investment Quality Bond Fund, Class A(3)	39	364
RS Partners Fund, Class Y(3)	60	1,594
RS S&P 500 Index Fund, Class A(3)	42	342
RS Smaller Company Growth Fund, Class Y(3)	41	596
RS Technology Fund, Class Y(3)	74	881
RS Value Fund, Class Y(3)	130	2,707
Total Other Investments (Cost $16,898)		15,724

	Principal Amount
Repurchase Agreements — 12.9%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $22,169,031, due 10/1/2008, collateralized by U.S. Treasury Bond, 6.75%, due 8/15/2026, with a value of $22,616,269	$22,169,000	22,169,000
Total Repurchase Agreements (Cost $22,169,000)		22,169,000
Total Investments — 98.1% (Cost $190,266,985)		168,882,636
Other Assets, Net — 1.9%		3,187,477
Total Net Assets — 100.0%		$172,070,113

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$168,882,636
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$168,882,636

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Growth Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 91.2%
Agriculture Fishing & Ranching — 1.2%
Monsanto Co.	17,000	$1,682,660
		1,682,660
Banks - Outside New York City — 2.7%
KeyCorp	150,000	1,791,000
PNC Financial Services Group, Inc.	25,000	1,867,500
		3,658,500
Beverage - Soft Drinks — 3.4%
PepsiCo, Inc.	36,500	2,601,355
The Coca-Cola Co.	40,000	2,115,200
		4,716,555
Biotechnology Research & Production — 5.2%
Cephalon, Inc.(1)	37,500	2,905,875
Genentech, Inc.(1)	12,270	1,088,103
Genzyme Corp.(1)	39,300	3,178,977
		7,172,955
Cable Television Services — 1.3%
Comcast Corp., Class A	90,000	1,766,700
		1,766,700
Coal — 1.3%
CONSOL Energy, Inc.	40,000	1,835,600
		1,835,600
Communications & Media — 1.7%
Time Warner, Inc.	180,000	2,359,800
		2,359,800
Communications Technology — 7.7%
Cisco Systems, Inc.(1)	145,000	3,271,200
Juniper Networks, Inc.(1)	90,000	1,896,300
McAfee, Inc.(1)	75,000	2,547,000
QUALCOMM, Inc.	67,000	2,878,990
		10,593,490
Computer Services, Software & Systems — 8.6%
Adobe Systems, Inc.(1)	58,500	2,308,995
Google, Inc., Class A(1)	5,500	2,202,860
Microsoft Corp.	172,000	4,590,680
Oracle Corp.(1)	135,000	2,741,850
		11,844,385
Computer Technology — 6.3%
Apple, Inc.(1)	21,000	2,386,860
Hewlett-Packard Co.	60,370	2,791,509
International Business Machines Corp.	30,000	3,508,800
		8,687,169
Diversified Financial Services — 3.1%
Marsh & McLennan Cos., Inc.	75,000	2,382,000
The Nasdaq OMX Group, Inc.(1)	60,000	1,834,200
		4,216,200
Diversified Production — 2.0%
Danaher Corp.	40,000	2,776,000
		2,776,000
Drugs & Pharmaceuticals — 5.0%
Abbott Laboratories	47,000	2,706,260
Allergan, Inc.	45,000	2,317,500
Gilead Sciences, Inc.(1)	42,000	1,914,360
		6,938,120
Education Services — 1.3%
Apollo Group, Inc., Class A(1)	30,000	1,779,000
		1,779,000
Electronics - Semiconductors & Components — 1.3%
Broadcom Corp., Class A(1)	95,000	1,769,850
		1,769,850
Financial Data Processing Services & Systems — 1.8%
Western Union Co.	100,000	2,467,000
		2,467,000
Financial Miscellaneous — 1.6%
Fidelity National Financial, Inc., Class A	150,000	2,205,000
		2,205,000
Identification Control & Filter Devices — 1.5%
Waters Corp.(1)	36,500	2,123,570
		2,123,570
Insurance - Multi-Line — 1.4%
The Travelers Cos., Inc.	42,400	1,916,480
		1,916,480
Insurance - Property & Casualty — 1.5%
The Chubb Corp.	38,500	2,113,650
		2,113,650
Machinery - Oil Well Equipment & Services — 2.5%
National-Oilwell Varco, Inc.(1)	31,550	1,584,757
Schlumberger Ltd.	23,580	1,841,362
		3,426,119
Medical & Dental Instruments & Supplies — 4.6%
St. Jude Medical, Inc.(1)	80,000	3,479,200
Stryker Corp.	45,000	2,803,500
		6,282,700
Offshore Drilling — 1.2%
Transocean, Inc.(1)	15,500	1,702,520
		1,702,520
Oil - Crude Producers — 1.3%
Chesapeake Energy Corp.	50,000	1,793,000
		1,793,000
Oil - Integrated Domestic — 1.5%
Occidental Petroleum Corp.	30,000	2,113,500
		2,113,500
Paper — 1.2%
International Paper Co.	65,000	1,701,700
		1,701,700
Radio & Tv Broadcasters — 2.8%
The DIRECTV Group, Inc.(1)	145,000	3,794,650
		3,794,650
Railroads — 1.5%
Union Pacific Corp.	29,700	2,113,452
		2,113,452
Restaurants — 2.0%
McDonald’s Corp.	45,000	2,776,500
		2,776,500
Retail — 4.9%
Amazon.com, Inc.(1)	32,000	2,328,320
Urban Outfitters, Inc.(1)	55,000	1,752,850
Wal-Mart Stores, Inc.	45,000	2,695,050
		6,776,220
Securities Brokerage & Services — 1.8%
IntercontinentalExchange, Inc.(1)	30,000	2,420,400
		2,420,400
Services - Commercial — 1.8%
Accenture Ltd., Class A	65,000	2,470,000
		2,470,000

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Growth Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Shoes — 1.9%
NIKE, Inc., Class B	40,000	$2,676,000
		2,676,000
Utilities - Telecommunications — 2.3%
NII Holdings, Inc.(1)	82,590	3,131,813
		3,131,813
Total Common Stocks (Cost $133,769,928)		125,801,258
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	48	1,756
RS Emerging Growth Fund, Class Y(2)	67	2,000
RS Emerging Markets Fund, Class A(2)	52	907
RS Equity Dividend Fund, Class Y(2)	32	240
RS Global Natural Resources Fund, Class Y(2)	33	962
RS Investment Quality Bond Fund, Class A(2)	28	258
RS Partners Fund, Class Y(2)	42	1,123
RS S&P 500 Index Fund, Class A(2)	30	243
RS Smaller Company Growth Fund, Class Y(2)	29	423
RS Technology Fund, Class Y(2)	53	623
RS Value Fund, Class Y(2)	91	1,904
Total Other Investments (Cost $10,763)		10,439

	Principal Amount
Repurchase Agreements — 6.8%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $9,408,013, due 10/1/2008, collateralized by U.S. Treasury Bond, 5.375%, due 2/15/2031, with a value of $9,596,913	$9,408,000	9,408,000
Total Repurchase Agreements (Cost $9,408,000)		9,408,000
Total Investments — 98.0% (Cost $143,188,691)		135,219,697
Other Assets, Net — 2.0%		2,765,708
Total Net Assets — 100.0%		$137,985,405

(1)	Non-income producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$135,219,697
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$135,219,697

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Technology Fund

September 30, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 98.3%
Advertising Agencies — 2.5%
ValueClick, Inc.(1)		217,180	$2,221,751
			2,221,751
Cable Television Services — 1.6%
TiVo, Inc.(1)		201,470	1,474,760
			1,474,760
Communications Technology — 19.0%
Atheros Communications(1)		65,040	1,533,643
Cbeyond, Inc.(1)		48,270	694,605
Ciena Corp.(1)		108,550	1,094,184
Corning, Inc.		110,450	1,727,438
Harris Corp.		44,810	2,070,222
j2 Global Communications, Inc.(1)		88,730	2,071,846
Juniper Networks, Inc.(1)		64,820	1,365,758
QUALCOMM, Inc.		79,770	3,427,717
Research In Motion Ltd.(1)		20,830	1,422,689
ShoreTel, Inc.(1)		186,960	1,073,150
Syniverse Holdings, Inc.(1)		41,100	682,671
			17,163,923
Computer Services, Software & Systems — 33.0%
3PAR, Inc.(1)		61,393	395,985
Absolute Software Corp.(1)	CAD	101,140	782,130
Adobe Systems, Inc.(1)		37,590	1,483,677
Akamai Technologies, Inc.(1)		59,000	1,028,960
Ariba, Inc.(1)		85,370	1,206,278
Digital River, Inc.(1)		79,550	2,577,420
Equinix, Inc.(1)		14,830	1,030,092
F5 Networks, Inc.(1)		47,590	1,112,654
Google, Inc., Class A(1)		10,350	4,145,382
Internet Brands, Inc., Class A(1)		203,609	1,419,155
Microsoft Corp.		168,090	4,486,322
MicroStrategy, Inc., Class A(1)		17,840	1,062,015
Netezza Corp.(1)		86,430	917,022
Nuance Communications, Inc.(1)		66,640	812,342
Omniture, Inc.(1)		87,380	1,604,297
PROS Holdings, Inc.(1)		247,560	2,324,589
Rackspace Hosting, Inc.(1)		110,208	1,076,732
Salesforce.com, Inc.(1)		47,300	2,289,320
			29,754,372
Computer Technology — 6.9%
Apple, Inc.(1)		21,020	2,389,133
Data Domain, Inc.(1)		82,340	1,833,712
NetApp, Inc.(1)		52,100	949,783
Riverbed Technology, Inc.(1)		80,940	1,013,369
			6,185,997
Consumer Electronics — 1.7%
Sohu.com, Inc.(1)		28,050	1,563,788
			1,563,788
Consumer Products — 4.9%
Nintendo Co. Ltd., ADR(2)		83,610	4,437,183
			4,437,183
Electronics - Semiconductors & Components — 15.7%
Cavium Networks, Inc.(1)		140,901	1,983,886
First Solar, Inc.(1)		9,280	1,753,085
IPG Photonics Corp.(1)		69,770	1,361,213
Marvell Technology Group Ltd.(1)		153,350	1,426,155
MEMC Electronic Materials, Inc.(1)		47,530	1,343,198
Monolithic Power Systems, Inc.(1)		57,720	1,002,596
Netlogic Microsystems, Inc.(1)		36,420	1,101,341
O2Micro International Ltd., ADR(1)(2)		607,056	2,203,613
ON Semiconductor Corp.(1)		184,990	1,250,532
PLX Technology, Inc.(1)		137,192	702,423
			14,128,042
Printing & Copying Services — 1.0%
VistaPrint Ltd.(1)		28,800	945,792
			945,792
Retail — 9.4%
Amazon.com, Inc.(1)		39,330	2,861,651
GSI Commerce, Inc.(1)		192,689	2,982,826
Priceline.com, Inc.(1)		24,560	1,680,641
Shutterfly, Inc.(1)		99,210	953,408
			8,478,526
Services - Commercial — 1.7%
eBay, Inc.(1)		68,640	1,536,163
			1,536,163
Utilities - Telecommunications — 0.9%
NII Holdings, Inc.(1)		21,070	798,974
			798,974
Total Common Stocks (Cost $98,229,097)			88,689,271

		Warrants
Warrants — 0.0%
Lantronix, Inc.(1)(3)		2,878	176
Total Warrants (Cost $0)			176

		Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)		35	1,257
RS Emerging Growth Fund, Class Y(4)		48	1,429
RS Emerging Markets Fund, Class A(4)		37	645
RS Equity Dividend Fund, Class Y(4)		23	172
RS Global Natural Resources Fund, Class Y(4)		24	695
RS Growth Fund, Class Y(4)		38	403
RS Investment Quality Bond Fund, Class A(4)		19	184
RS Partners Fund, Class Y(4)		29	773
RS S&P 500 Index Fund, Class A(4)		21	173
RS Smaller Company Growth Fund, Class Y(4)		21	302
RS Value Fund, Class Y(4)		66	1,367
Total Other Investments (Cost $7,727)			7,400
Total Investments — 98.3% (Cost $98,236,824)			88,696,847
Other Assets, Net — 1.7%			1,561,713
Total Net Assets — 100.0%			$90,258,560

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Fair valued security.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Technology Fund (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$88,696,671
Level 2 – Significant Other Observable Inputs	176
Level 3 – Significant Unobservable Inputs	—
Total	$88,696,847

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Partners Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 83.9%
Aluminum — 2.2%
Century Aluminum Co.(1)	1,351,423	$37,420,903
		37,420,903
Auto Parts - After Market — 0.9%
Commercial Vehicle Group, Inc.(1)(2)	2,047,101	14,554,888
		14,554,888
Banks - Outside New York City — 0.9%
Zions Bancorporation	386,436	14,955,073
		14,955,073
Cable Television Services — 2.7%
Liberty Global, Inc., Class A(1)	340,278	10,310,423
Liberty Global, Inc., Series C(1)	1,259,441	35,377,698
		45,688,121
Casinos & Gambling — 3.2%
Scientific Games Corp., Class A(1)	2,394,554	55,122,633
		55,122,633
Chemicals — 1.0%
Solutia, Inc.(1)	1,175,098	16,451,372
		16,451,372
Coal — 2.9%
Peabody Energy Corp.	1,078,800	48,546,000
		48,546,000
Communications Technology — 1.5%
Comverse Technology, Inc.(1)	2,666,317	25,516,654
		25,516,654
Computer Services, Software & Systems — 4.1%
ACI Worldwide, Inc.(1)(2)	3,995,369	69,998,865
		69,998,865
Diversified Financial Services — 2.5%
Euronet Worldwide, Inc.(1)(2)	2,578,046	43,130,710
		43,130,710
Education Services — 2.0%
Career Education Corp.(1)	600,600	9,819,810
Corinthian Colleges, Inc.(1)	1,636,884	24,553,260
		34,373,070
Electronics - Medical Systems — 2.1%
Advanced Medical Optics, Inc.(1)	1,998,516	35,533,614
		35,533,614
Electronics - Semiconductors & Components — 1.5%
Atmel Corp.(1)	7,619,720	25,830,851
		25,830,851
Energy Miscellaneous — 2.2%
Concho Resources, Inc.(1)	1,362,379	37,615,284
		37,615,284
Entertainment — 4.4%
Lions Gate Entertainment Corp.(1)	4,353,550	39,617,305
Live Nation, Inc.(1)	2,159,956	35,142,484
		74,759,789
Financial Data Processing Services & Systems — 3.2%
Broadridge Financial Solutions, Inc.	1,065,723	16,401,477
Jack Henry & Associates, Inc.	1,907,402	38,777,483
		55,178,960
Financial Miscellaneous — 5.1%
First American Corp.	1,650,617	48,693,201
MGIC Investment Corp.	3,679,593	25,867,539
MoneyGram International, Inc.(2)	7,959,666	11,302,726
		85,863,466
Foods — 1.3%
NBTY, Inc.(1)	746,538	22,037,802
		22,037,802
Health Care Management Services — 0.5%
Allscripts Healthcare Solutions, Inc.(1)	662,724	8,244,286
		8,244,286
Insurance - Multi-Line — 1.4%
Hanover Insurance Group, Inc.	513,670	23,382,258
		23,382,258
Insurance - Property & Casualty — 2.6%
Arch Capital Group Ltd.(1)	72,199	5,272,693
Employers Holdings, Inc.	2,225,467	38,678,616
		43,951,309
Investment Management Companies — 1.2%
Affiliated Managers Group, Inc.(1)	249,739	20,690,876
		20,690,876
Machinery - Oil Well Equipment & Services — 3.8%
Key Energy Services, Inc.(1)	5,630,416	65,312,826
		65,312,826
Medical & Dental Instruments & Supplies — 3.8%
The Cooper Cos., Inc.	1,860,013	64,654,052
		64,654,052
Medical Services — 3.8%
Magellan Health Services, Inc.(1)	1,568,297	64,394,275
		64,394,275
Metal Fabricating — 2.2%
The Timken Co.	1,317,025	37,337,659
		37,337,659
Oil - Crude Producers — 2.2%
Denbury Resources, Inc.(1)	2,003,605	38,148,639
		38,148,639
Real Estate — 2.0%
Meruelo Maddux Properties, Inc.(1)	2,564,803	3,129,060
MI Developments, Inc., Class A	1,628,800	30,116,512
		33,245,572
Real Estate Investment Trusts — 1.5%
BioMed Realty Trust, Inc.	113,000	2,988,850
CapLease, Inc.	1,363,260	10,810,652
DuPont Fabros Technology, Inc.	709,240	10,815,910
		24,615,412
Rental & Leasing Services - Consumer — 2.1%
Aaron Rents, Inc.	1,320,523	35,746,558
		35,746,558
Restaurants — 1.6%
Wendy’s/Arby’s Group, Inc., Class A	5,034,115	26,479,445
		26,479,445
Services - Commercial — 2.7%
Coinstar, Inc.(1)(2)	1,449,506	46,384,192
		46,384,192
Shoes — 2.8%
Iconix Brand Group, Inc.(1)(2)	3,672,591	48,037,490
		48,037,490
Steel — 2.4%
Allegheny Technologies, Inc.	1,374,148	40,606,073
		40,606,073

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Partners Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Textiles Apparel Manufacturers — 3.6%
Carter’s, Inc.(1)(2)	3,135,286	$61,859,193
		61,859,193
Total Common Stocks (Cost $1,518,435,674)		1,425,668,170
Depositary Securities — 4.9%
Diversified Financial Services — 2.6%
KKR Private Equity Investors, L.P.(1)(3)(4)	4,516,683	43,266,513
		43,266,513
Investment Management Companies — 2.3%
AP Alternative Assets, L.P.(3)(4)	4,180,500	39,833,614
		39,833,614
Total Depositary Securities (Cost $181,459,034)		83,100,127
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	602	21,825
RS Emerging Growth Fund, Class Y(5)	820	24,422
RS Emerging Markets Fund, Class A(5)	639	11,091
RS Equity Dividend Fund, Class Y(5)	366	2,768
RS Global Natural Resources Fund, Class Y(5)	407	11,711
RS Growth Fund, Class Y(5)	754	8,017
RS Investment Quality Bond Fund, Class A(5)	316	2,965
RS S&P 500 Index Fund, Class A(5)	346	2,788
RS Smaller Company Growth Fund, Class Y(5)	334	4,866
RS Technology Fund, Class Y(5)	667	7,915
RS Value Fund, Class Y(5)	1,136	23,700
Total Other Investments (Cost $138,213)		122,068

	Principal Amount
Repurchase Agreements — 12.7%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $215,841,300, due 10/1/2008, collateralized by U.S. Treasury Bond, 7.875%, due 2/15/2021, with a value of $220,158,300	$215,841,000	215,841,000
Total Repurchase Agreements (Cost $215,841,000)		215,841,000
Total Investments — 101.5% (Cost $1,915,873,921)		1,724,731,365
Other Liabilities, Net — (1.5)%		(26,306,440)
Total Net Assets — 100.0%		$1,698,424,925

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $83,100,127, representing 4.9% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Restricted depositary units.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,641,631,238
Level 2 – Significant Other Observable Inputs	83,100,127
Level 3 – Significant Unobservable Inputs	—
Total	$1,724,731,365

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Value Fund

September 30, 2008 (unaudited)		Shares	Value
Common Stocks — 90.1%
Banks - Outside New York City — 0.7%
National City Corp.		7,972,670	$13,952,173
			13,952,173
Building Materials — 4.2%
Martin Marietta Materials, Inc.		701,378	78,540,308
			78,540,308
Cable Television Services — 2.8%
Liberty Global, Inc., Class A(1)		3,787	114,746
Liberty Global, Inc., Series C(1)		1,889,579	53,078,274
			53,193,020
Casinos & Gambling — 3.4%
Scientific Games Corp., Class A(1)		2,779,812	63,991,272
			63,991,272
Chemicals — 3.6%
Eastman Chemical Co.		1,233,070	67,892,834
			67,892,834
Coal — 2.6%
Peabody Energy Corp.		1,075,420	48,393,900
			48,393,900
Communications Technology — 3.2%
Comverse Technology, Inc.(1)		6,401,807	61,265,293
			61,265,293
Diversified Financial Services — 1.8%
Ameriprise Financial, Inc.		901,865	34,451,243
			34,451,243
Drugs & Pharmaceuticals — 2.2%
Biovail Corp.		4,332,226	42,325,848
			42,325,848
Education Services — 4.7%
Career Education Corp.(1)(2)		5,388,013	88,094,013
			88,094,013
Electronics - Semiconductors & Components — 2.4%
Atmel Corp.(1)		13,091,923	44,381,619
LSI Corp.(1)		103,169	552,986
			44,934,605
Financial Miscellaneous — 2.4%
Fidelity National Financial, Inc., Class A		3,094,072	45,482,858
			45,482,858
Foods — 0.8%
ConAgra Foods, Inc.		728,513	14,176,863
			14,176,863
Health Care Facilities — 2.3%
Sunrise Senior Living, Inc.(1)(2)		3,087,351	42,574,570
			42,574,570
Insurance - Multi-Line — 5.2%
Aon Corp.		1,259,078	56,608,147
Assurant, Inc.		757,125	41,641,875
			98,250,022
Insurance - Property & Casualty — 3.3%
ACE Ltd.		1,139,440	61,677,887
			61,677,887
Investment Management Companies — 2.0%
Invesco Ltd.		1,826,205	38,313,781
			38,313,781

	Foreign Currency
Medical Services — 2.5%
Magellan Health Services, Inc.(1)		1,151,136	47,265,644
			47,265,644
Metals & Minerals Miscellaneous — 0.2%
Ivanhoe Nickel & Platinum Ltd.(1)(3)(4)(5)		698,422	4,539,743
			4,539,743
Oil - Crude Producers — 9.9%
Canadian Natural Resources Ltd.		635,300	43,492,638
Denbury Resources, Inc.(1)		2,495,885	47,521,651
Talisman Energy, Inc.	CAD	3,126,282	44,121,922
XTO Energy, Inc.		1,117,210	51,972,609
			187,108,820
Radio & Tv Broadcasters — 0.5%
Grupo Televisa S.A., ADR(6)		474,106	10,368,698
			10,368,698
Real Estate — 1.4%
MI Developments, Inc., Class A		1,424,620	26,341,224
			26,341,224
Real Estate Investment Trusts — 3.3%
Alexandria Real Estate Equities, Inc.		548,519	61,708,387
			61,708,387
Retail — 1.6%
Advance Auto Parts, Inc.		761,392	30,196,807
			30,196,807
Savings & Loan — 2.4%
People’s United Financial, Inc.		2,374,088	45,701,194
			45,701,194
Services - Commercial — 4.2%
Convergys Corp.(1)		4,307,246	63,661,096
Interval Leisure Group, Inc.(1)		1,474,043	15,330,047
			78,991,143
Steel — 2.7%
Allegheny Technologies, Inc.		1,696,935	50,144,429
			50,144,429
Utilities - Electrical — 6.2%
FirstEnergy Corp.		953,940	63,904,441
PPL Corp.		1,431,100	52,979,322
			116,883,763
Utilities - Gas Distributors — 5.5%
Questar Corp.		924,800	37,842,816
Spectra Energy Corp.		2,752,300	65,504,740
			103,347,556
Utilities - Miscellaneous — 2.1%
Calpine Corp.(1)		3,117,518	40,527,734
			40,527,734
Total Common Stocks (Cost $1,896,444,478)			1,700,635,632
Depositary Securities — 4.5%
Diversified Financial Services — 2.6%
KKR Private Equity Investors, L.P.(1)(7)(8)		5,174,023	49,563,348
			49,563,348

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Value Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Investment Management Companies — 1.9%
AP Alternative Assets, L.P.(7)(8)	3,687,987	$35,140,737
		35,140,737
Total Depositary Securities (Cost $181,983,525)		84,704,085
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(9)	614	22,256
RS Emerging Growth Fund, Class Y(9)	867	25,805
RS Emerging Markets Fund, Class A(9)	685	11,900
RS Equity Dividend Fund, Class Y(9)	430	3,252
RS Global Natural Resources Fund, Class Y(9)	452	13,002
RS Growth Fund, Class Y(9)	717	7,619
RS Investment Quality Bond Fund, Class A(9)	372	3,482
RS Partners Fund, Class Y(9)	566	15,127
RS S&P 500 Index Fund, Class A(9)	406	3,276
RS Smaller Company Growth Fund, Class Y(9)	392	5,720
RS Technology Fund, Class Y(9)	634	7,517
Total Other Investments (Cost $132,484)		118,956

	Principal Amount
Repurchase Agreements — 6.2%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $117,956,164, due 10/1/2008, collateralized by U.S. Treasury Bond, 6.75%, due 8/15/2026, with a value of $120,315,638	$117,956,000	117,956,000
Total Repurchase Agreements (Cost $117,956,000)		117,956,000
Total Investments — 100.8% (Cost $2,196,516,487)		1,903,414,673
Other Liabilities, Net — (0.8)%		(15,772,112)
Total Net Assets — 100.0%		$1,887,642,561

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	Restricted security.

(4)	Fair valued security.

(5)	Security deemed illiquid by the investment adviser.

(6)	ADR — American Depositary Receipt.

(7)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $84,704,085, representing 4.5% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(8)	Restricted depositary units.

(9)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,814,170,845
Level 2 – Significant Other Observable Inputs	84,704,085
Level 3 – Significant Unobservable Inputs	4,539,743
Total	$1,903,414,673

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities
Balance as of 12/31/07	$4,539,743
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 09/30/08	4,539,743
Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$—

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investors Fund

September 30, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 92.8%
Aluminum — 2.5%
Century Aluminum Co.(1)		17,200	$476,268
			476,268
Cable Television Services — 2.6%
Liberty Global, Inc., Series C(1)		18,000	505,620
			505,620
Casinos & Gambling — 4.4%
Scientific Games Corp., Class A(1)		36,549	841,358
			841,358
Chemicals — 5.1%
Eastman Chemical Co.		17,900	985,574
			985,574
Coal — 3.9%
Peabody Energy Corp.		16,700	751,500
			751,500
Communications Technology — 5.2%
Comverse Technology, Inc.(1)		105,777	1,012,286
			1,012,286
Computer Services, Software & Systems — 6.5%
ACI Worldwide, Inc.(1)		71,178	1,247,039
			1,247,039
Education Services — 5.9%
Career Education Corp.(1)		69,430	1,135,181
			1,135,181
Health Care Facilities — 3.8%
Sunrise Senior Living, Inc.(1)		53,274	734,648
			734,648
Investment Management Companies — 4.4%
Invesco Ltd.		40,750	854,935
			854,935
Machinery - Oil Well Equipment & Services — 4.1%
Key Energy Services, Inc.(1)		69,080	801,328
			801,328
Medical & Dental Instruments & Supplies — 3.5%
The Cooper Cos., Inc.		19,600	681,296
			681,296
Medical Services — 4.4%
Magellan Health Services, Inc.(1)		20,864	856,676
			856,676
Oil - Crude Producers — 7.3%
Denbury Resources, Inc.(1)		41,400	788,256
Talisman Energy, Inc.	CAD	43,800	618,159
			1,406,415
Services - Commercial — 8.0%
Coinstar, Inc.(1)		19,545	625,440
Convergys Corp.(1)		61,725	912,295
			1,537,735
Shoes — 5.3%
Iconix Brand Group, Inc.(1)		77,618	1,015,243
			1,015,243
Steel — 3.4%
Allegheny Technologies, Inc.		22,295	658,817
			658,817
Textiles Apparel Manufacturers — 5.4%
Carter’s, Inc.(1)		52,609	1,037,976
			1,037,976
Utilities - Electrical — 3.4%
FirstEnergy Corp.		9,900	663,201
			663,201
Utilities - Gas Distributors — 3.7%
Spectra Energy Corp.		29,650	705,670
			705,670
Total Common Stocks (Cost $20,624,021)			17,908,766
Depositary Securities — 6.4%
Diversified Financial Services — 4.6%
KKR Private Equity Investors, L.P.(1)(2)(3)		92,606	887,098
			887,098
Investment Management Companies — 1.8%
AP Alternative Assets, L.P.(2)(3)		36,700	349,693
			349,693
Total Depositary Securities (Cost $2,897,964)			1,236,791
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)		11	408
RS Emerging Growth Fund, Class Y(4)		14	427
RS Emerging Markets Fund, Class A(4)		11	189
RS Equity Dividend Fund, Class Y(4)		5	37
RS Global Natural Resources Fund, Class Y(4)		7	187
RS Growth Fund, Class Y(4)		16	166
RS Investment Quality Bond Fund, Class A(4)		4	40
RS Partners Fund, Class Y(4)		8	208
RS S&P 500 Index Fund, Class A(4)		5	38
RS Smaller Company Growth Fund, Class Y(4)		4	65
RS Technology Fund, Class Y(4)		14	164
RS Value Fund, Class Y(4)		21	447
Total Other Investments (Cost $2,752)			2,376
Total Investments — 99.2% (Cost $23,524,737)			19,147,933
Other Assets, Net — 0.8%			147,019
Total Net Assets — 100.0%			$19,294,952

(1)	Non-income producing security.

(2)	Restricted depositary units.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $1,236,791, representing 6.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Investors Fund (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$17,911,142
Level 2 – Significant Other Observable Inputs	1,236,791
Level 3 – Significant Unobservable Inputs	—
Total	$19,147,933

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Global Natural Resources Fund

September 30, 2008 (unaudited)	Foreign Currency	Shares	Value
Common Stocks — 96.9%
Aluminum — 4.2%
Century Aluminum Co.(1)		1,590,052	$44,028,540
Norsk Hydro ASA	NOK	2,218,200	14,981,418
			59,009,958
Building Materials — 5.5%
Martin Marietta Materials, Inc.		691,087	77,387,922
			77,387,922
Chemicals — 5.2%
Eastman Chemical Co.		1,311,100	72,189,166
			72,189,166
Coal — 6.1%
Arch Coal, Inc.		396,160	13,029,702
Foundation Coal Holdings, Inc.		382,630	13,613,976
Peabody Energy Corp.		1,310,703	58,981,635
			85,625,313
Energy Miscellaneous — 1.9%
Concho Resources, Inc.(1)		979,564	27,045,762
			27,045,762
Gold — 6.7%
Goldcorp, Inc.	CAD	1,539,180	48,406,253
Kinross Gold Corp.	CAD	2,800,321	44,968,274
			93,374,527
Insurance - Multi-Line — 0.8%
PICO Holdings, Inc.(1)		318,778	11,447,318
			11,447,318
Machinery - Oil Well Equipment & Services — 9.1%
Key Energy Services, Inc.(1)		5,216,830	60,515,228
Schlumberger Ltd.		465,750	36,370,418
Smith International, Inc.		514,591	30,175,616
			127,061,262
Metals & Minerals Miscellaneous — 6.6%
BHP Billiton Ltd., ADR(2)		896,800	46,624,632
Companhia Vale do Rio Doce, ADR(2)		2,333,100	44,678,865
Ivanhoe Nickel & Platinum Ltd.(1)(3)(4)(5)		203,624	1,323,556
			92,627,053
Oil - Crude Producers — 25.3%
Canadian Natural Resources Ltd.		776,030	53,127,014
Denbury Resources, Inc.(1)		3,329,116	63,386,368
EOG Resources, Inc.		270,750	24,221,295
Newfield Exploration Co.(1)		753,130	24,092,629
Petrobank Energy & Resources Ltd.(1)	CAD	781,600	29,633,601
Southwestern Energy Co.(1)		898,000	27,424,920
Talisman Energy, Inc.	CAD	4,345,300	61,326,198
XTO Energy, Inc.		1,495,208	69,557,076
			352,769,101
Oil - Integrated Domestic — 3.4%
Occidental Petroleum Corp.		667,410	47,019,035
			47,019,035
Steel — 4.2%
Allegheny Technologies, Inc.		1,964,711	58,057,210
			58,057,210
Utilities - Electrical — 7.9%
FirstEnergy Corp.		932,300	62,454,777
PPL Corp.		1,314,100	48,647,982
			111,102,759
Utilities - Gas Distributors — 6.6%
Questar Corp.		859,500	35,170,740
Spectra Energy Corp.		2,383,400	56,724,920
			91,895,660
Utilities - Miscellaneous — 3.4%
Calpine Corp.(1)		3,667,865	47,682,245
			47,682,245
Total Common Stocks (Cost $1,271,103,440)			1,354,294,291
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)		526	19,067
RS Emerging Growth Fund, Class Y(6)		749	22,303
RS Emerging Markets Fund, Class A(6)		584	10,144
RS Equity Dividend Fund, Class Y(6)		384	2,907
RS Growth Fund, Class Y(6)		620	6,587
RS Investment Quality Bond Fund, Class A(6)		333	3,117
RS Partners Fund, Class Y(6)		475	12,709
RS S&P 500 Index Fund, Class A(6)		363	2,931
RS Smaller Company Growth Fund, Class Y(6)		351	5,119
RS Technology Fund, Class Y(6)		548	6,496
RS Value Fund, Class Y(6)		987	20,592
Total Other Investments (Cost $125,411)			111,972

		Principal Amount
Repurchase Agreements — 3.3%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $45,716,063, due 10/1/2008, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $46,630,994		$45,716,000	45,716,000
Total Repurchase Agreements (Cost $45,716,000)			45,716,000
Total Investments — 100.2% (Cost $1,316,944,851)			1,400,122,263
Other Liabilities, Net — (0.2)%			(3,485,649)
Total Net Assets — 100.0%			$1,396,636,614

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Fair valued security.

(4)	Restricted security.

(5)	Security deemed illiquid by the investment adviser.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Foreign-Denominated Security

Canadian Dollar — CAD

Norwegian Krone — NOK

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Global Natural Resources Fund (continued)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$1,383,817,289
Level 2 – Significant Other Observable Inputs	14,981,418
Level 3 – Significant Unobservable Inputs	1,323,556
Total	$1,400,122,263

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Valuation Inputs	Investments in Securities
Balance as of 12/31/07	$1,323,556
Accrued discounts/premiums	—
Realized gain/loss and change in unrealized appreciation/depreciation	—
Net purchases/sales	—
Net transfers in and/or out of Level 3	—
Balance as of 09/30/08	1,323,556
Net change in unrealized appreciation/depreciation from investments still held as of 09/30/08	$—

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Large Cap Value Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 97.2%
Air Freight & Logistics — 2.4%
FedEx Corp.	20,100	$1,588,704
		1,588,704
Auto Components — 3.6%
BorgWarner, Inc.	30,400	996,208
Johnson Controls, Inc.	46,500	1,410,345
		2,406,553
Beverages — 0.8%
Constellation Brands, Inc., Class A(1)	26,400	566,544
		566,544
Biotechnology — 1.5%
Amgen, Inc.(1)	12,500	740,875
Cephalon, Inc.(1)	3,100	240,219
		981,094
Building Products — 1.4%
Masco Corp.	52,400	940,056
		940,056
Capital Markets — 3.4%
Bank of New York Mellon Corp.	23,775	774,590
Morgan Stanley	45,500	1,046,500
The Goldman Sachs Group, Inc.	3,600	460,800
		2,281,890
Commercial Banks — 8.0%
City National Corp.	8,500	461,550
Fifth Third Bancorp	86,900	1,034,110
SunTrust Banks, Inc.	30,900	1,390,191
Wells Fargo & Co.	65,500	2,458,215
		5,344,066
Consumer Finance — 1.5%
Discover Financial Services	71,100	982,602
		982,602
Diversified Financial Services — 8.6%
Bank of America Corp.	26,456	925,960
Citigroup, Inc.	133,400	2,736,034
JPMorgan Chase & Co.	45,200	2,110,840
		5,772,834
Diversified Telecommunication Services — 3.0%
AT&T, Inc.	71,700	2,001,864
		2,001,864
Electric Utilities — 6.1%
American Electric Power, Inc.	35,800	1,325,674
Exelon Corp.	18,600	1,164,732
Northeast Utilities	36,500	936,225
Pepco Holdings, Inc.	28,500	652,935
		4,079,566
Energy Equipment & Services — 3.7%
Baker Hughes, Inc.	23,400	1,416,636
Halliburton Co.	33,700	1,091,543
		2,508,179
Health Care Equipment & Supplies — 2.4%
Covidien Ltd.	20,500	1,102,080
Zimmer Holdings, Inc.(1)	7,500	484,200
		1,586,280
Health Care Providers & Services — 2.1%
Medco Health Solutions, Inc.(1)	31,900	1,435,500
		1,435,500
Hotels, Restaurants & Leisure — 2.0%
Carnival Corp.	32,800	1,159,480
Royal Caribbean Cruises Ltd.	9,700	201,275
		1,360,755
Household Durables — 1.2%
Fortune Brands, Inc.	14,500	831,720
		831,720
Industrial Conglomerates — 5.5%
General Electric Co.	145,000	3,697,500
		3,697,500
Insurance — 7.1%
ACE Ltd.	14,300	774,059
AFLAC, Inc.	21,300	1,251,375
MetLife, Inc.	15,400	862,400
Principal Financial Group, Inc.	25,000	1,087,250
The Hartford Financial Services Group, Inc.	20,200	827,998
		4,803,082
Machinery — 3.7%
Illinois Tool Works, Inc.	34,200	1,520,190
PACCAR, Inc.	25,950	991,030
		2,511,220
Media — 5.7%
Comcast Corp., Class A	81,800	1,605,734
News Corp., Class A	64,700	775,753
Omnicom Group, Inc.	19,400	748,064
The Interpublic Group of Companies, Inc.(1)	89,300	692,075
		3,821,626
Multi-Utilities — 1.7%
NiSource, Inc.	27,200	401,472
Sempra Energy	15,300	772,191
		1,173,663
Oil, Gas & Consumable Fuels — 11.1%
Chevron Corp.	29,400	2,424,912
Exxon Mobil Corp.	24,100	1,871,606
Marathon Oil Corp.	42,600	1,698,462
Peabody Energy Corp.	22,100	994,500
Ultra Petroleum Corp.(1)	8,500	470,390
		7,459,870
Pharmaceuticals — 5.8%
Johnson & Johnson	26,800	1,856,704
Wyeth	55,100	2,035,394
		3,892,098
Road & Rail — 1.6%
Burlington Northern Santa Fe Corp.	12,000	1,109,160
		1,109,160
Semiconductors & Semiconductor Equipment — 1.5%
Intel Corp.	54,500	1,020,785
		1,020,785
Wireless Telecommunication Services — 1.8%
Sprint Nextel Corp.	195,142	1,190,366
		1,190,366
Total Common Stocks (Cost $68,359,513)		65,347,577
Exchange-Traded Funds — 1.6%
Mutual Funds — 1.6%
S&P Depositary Receipts Trust, Series I	9,000	1,043,910
		1,043,910
Total Exchange-Traded Funds (Cost $1,179,814)		1,043,910

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Large Cap Value Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	20	$735
RS Emerging Growth Fund, Class Y(2)	29	858
RS Emerging Markets Fund, Class A(2)	24	408
RS Equity Dividend Fund, Class Y(2)	14	109
RS Global Natural Resources Fund, Class Y(2)	15	437
RS Growth Fund, Class Y(2)	22	232
RS Investment Quality Bond Fund, Class A(2)	12	116
RS Partners Fund, Class Y(2)	19	513
RS S&P 500 Index Fund, Class A(2)	14	109
RS Smaller Company Growth Fund, Class Y(2)	13	191
RS Technology Fund, Class Y(2)	19	229
RS Value Fund, Class Y(2)	38	789
Total Other Investments (Cost $5,484)		4,726
Total Investments — 98.8% (Cost $69,544,811)		66,396,213
Other Assets, Net — 1.2%		823,325
Total Net Assets — 100.0%		$67,219,538

(1)	Non-income producing security.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$66,396,213
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$66,396,213

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Small Cap Core Equity Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 98.9%
Aerospace & Defense — 1.0%
BE Aerospace, Inc.(1)	76,300	$1,207,829
		1,207,829
Auto Components — 1.5%
Autoliv, Inc.	53,200	1,795,500
		1,795,500
Biotechnology — 3.3%
AspenBio Pharma, Inc.(1)	108,500	677,040
Omrix Biopharmaceuticals, Inc.(1)	66,800	1,198,392
Savient Pharmaceuticals, Inc.(1)	140,700	2,097,837
		3,973,269
Capital Markets — 1.2%
Apollo Investment Corp.	84,755	1,445,073
		1,445,073
Chemicals — 1.4%
Cytec Industries, Inc.	42,800	1,665,348
		1,665,348
Commercial Banks — 3.1%
Hancock Holding Co.	25,200	1,285,200
IBERIABANK Corp.	21,800	1,152,130
PrivateBancorp, Inc.	31,600	1,316,456
		3,753,786
Commercial Services & Supplies — 3.4%
EnergySolutions, Inc.	95,100	951,000
Waste Connections, Inc.(1)	92,200	3,162,460
		4,113,460
Communications Equipment — 2.9%
Blue Coat Systems, Inc.(1)	114,742	1,628,189
Comtech Telecommunications Corp.(1)	37,100	1,826,804
		3,454,993
Construction & Engineering — 1.3%
Aecom Technology Corp.(1)	67,000	1,637,480
		1,637,480
Containers & Packaging — 1.5%
Packaging Corp. of America	79,500	1,842,810
		1,842,810
Diversified Consumer Services — 1.2%
Capella Education Co.(1)	35,400	1,517,244
		1,517,244
Electric Utilities — 1.3%
Cleco Corp.	62,300	1,573,075
		1,573,075
Electrical Equipment — 2.3%
Regal-Beloit Corp.	65,000	2,763,800
		2,763,800
Electronic Equipment & Instruments — 0.5%
Universal Display Corp.(1)	51,200	561,152
		561,152
Energy Equipment & Services — 0.9%
Dril-Quip, Inc.(1)	25,800	1,119,462
		1,119,462
Food Products — 4.5%
B&G Foods, Inc., Class A	72,003	514,821
Ralcorp Holdings, Inc.(1)	64,300	4,334,463
Zhongpin, Inc.(1)	61,300	651,619
		5,500,903
Health Care Equipment & Supplies — 5.1%
Immucor, Inc.(1)	52,600	1,681,096
Meridian Bioscience, Inc.	39,200	1,138,368
NuVasive, Inc.(1)	36,400	1,795,612
Volcano Corp.(1)	90,070	1,557,310
		6,172,386
Health Care Providers & Services — 9.5%
Air Methods Corp.(1)	36,600	1,036,146
Amedisys, Inc.(1)	21,100	1,026,937
Brookdale Senior Living, Inc.	77,200	1,697,628
HMS Holdings Corp.(1)	40,900	979,964
Pediatrix Medical Group, Inc.(1)	44,500	2,399,440
Psychiatric Solutions, Inc.(1)	113,500	4,307,325
		11,447,440
Hotels, Restaurants & Leisure — 4.6%
Chipotle Mexican Grill, Inc., Class B(1)	29,700	1,388,475
Jack in the Box, Inc.(1)	125,500	2,648,050
WMS Industries, Inc.(1)	50,200	1,534,614
		5,571,139
Information Technology Services — 5.4%
CACI International, Inc., Class A(1)	76,400	3,827,640
NeuStar, Inc., Class A(1)	136,000	2,705,040
		6,532,680
Insurance — 5.3%
AmTrust Financial Services, Inc.	226,800	3,082,212
Hanover Insurance Group, Inc.	60,000	2,731,200
Maiden Holdings Ltd.	135,300	588,555
		6,401,967
Internet Software & Services — 1.2%
TheStreet.com, Inc.	235,200	1,408,848
		1,408,848
Life Sciences Tools & Services — 1.5%
Sequenom, Inc.(1)	69,300	1,844,766
		1,844,766
Machinery — 4.0%
Colfax Corp.(1)	49,900	833,829
EnPro Industries, Inc.(1)	56,100	2,084,676
FreightCar America, Inc.	19,400	567,838
Gardner Denver, Inc.(1)	39,300	1,364,496
		4,850,839
Oil, Gas & Consumable Fuels — 8.4%
Concho Resources, Inc.(1)	77,500	2,139,775
GMX Resources, Inc.(1)	36,199	1,730,312
Holly Corp.	90,300	2,611,476
Targa Resources Partners, L.P.	157,090	2,673,672
Teekay LNG Partners, L.P.	66,100	1,037,770
		10,193,005
Real Estate Investment Trusts — 6.7%
CapLease, Inc.	206,540	1,637,862
Chimera Investment Corp.	129,307	802,997
Digital Realty Trust, Inc.	90,240	4,263,840
Healthcare Realty Trust, Inc.	49,300	1,437,095
		8,141,794
Semiconductors & Semiconductor Equipment — 5.3%
Atheros Communications(1)	67,800	1,598,724
Cavium Networks, Inc.(1)	133,270	1,876,441
Netlogic Microsystems, Inc.(1)	31,186	943,065
Silicon Motion Technology Corp., ADR(1)(2)	112,300	525,564

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Small Cap Core Equity Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Varian Semiconductor Equipment Associates, Inc.(1)	60,700	$1,524,784
		6,468,578
Software — 7.3%
Blackboard, Inc.(1)	33,900	1,365,831
FactSet Research Systems, Inc.	81,318	4,248,866
Informatica Corp.(1)	171,300	2,225,187
Take-Two Interactive Software, Inc.(1)	57,300	939,720
		8,779,604
Specialty Retail — 0.7%
OfficeMax, Inc.	92,400	821,436
		821,436
Textiles, Apparel & Luxury Goods — 2.6%
Phillips-Van Heusen Corp.	57,600	2,183,616
Quiksilver, Inc.(1)	159,400	914,956
		3,098,572
Total Common Stocks (Cost $130,108,192)		119,658,238
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	37	1,348
RS Emerging Growth Fund, Class Y(3)	53	1,568
RS Emerging Markets Fund, Class A(3)	43	746
RS Equity Dividend Fund, Class Y(3)	26	195
RS Global Natural Resources Fund, Class Y(3)	28	807
RS Growth Fund, Class Y(3)	40	430
RS Investment Quality Bond Fund, Class A(3)	22	210
RS Partners Fund, Class Y(3)	35	945
RS S&P 500 Index Fund, Class A(3)	24	197
RS Smaller Company Growth Fund, Class Y(3)	24	344
RS Technology Fund, Class Y(3)	36	423
RS Value Fund, Class Y(3)	70	1,450
Total Other Investments (Cost $10,066)		8,663
Total Investments — 98.9% (Cost $130,118,258)		119,666,901
Other Assets, Net — 1.1%		1,291,772
Total Net Assets — 100.0%		$120,958,673

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$119,666,901
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$119,666,901

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Core Equity Fund +

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 94.4%
Aerospace & Defense — 3.2%
General Dynamics Corp.	100,000	$7,362,000
The Boeing Co.	314,200	18,019,370
		25,381,370
Airlines — 0.6%
AMR Corp.(1)	502,690	4,936,416
		4,936,416
Biotechnology — 5.4%
Celgene Corp.(1)	320,800	20,300,224
Cephalon, Inc.(1)	190,000	14,723,100
Gilead Sciences, Inc.(1)	160,600	7,320,148
		42,343,472
Commercial Banks — 0.6%
Regions Financial Corp.	463,100	4,445,760
		4,445,760
Commercial Services & Supplies — 3.7%
Republic Services, Inc.	953,300	28,579,934
		28,579,934
Communications Equipment — 4.8%
Nokia Oyj, ADR(2)	912,900	17,025,585
QUALCOMM, Inc.	473,500	20,346,295
		37,371,880
Computers & Peripherals — 1.8%
Apple, Inc.(1)	51,100	5,808,026
International Business Machines Corp.	69,800	8,163,808
		13,971,834
Construction & Engineering — 1.1%
KBR, Inc.	553,600	8,453,472
		8,453,472
Consumer Finance — 0.3%
SLM Corp.(1)	179,400	2,213,796
		2,213,796
Diversified Financial Services — 4.3%
Interactive Brokers Group, Inc., Class A(1)	522,680	11,587,816
JPMorgan Chase & Co.	466,100	21,766,870
		33,354,686
Diversified Telecommunication Services — 1.9%
AT&T, Inc.	529,897	14,794,724
		14,794,724
Electrical Equipment — 0.8%
Rockwell Automation, Inc.	158,400	5,914,656
		5,914,656
Energy Equipment & Services — 4.0%
Halliburton Co.	970,300	31,428,017
		31,428,017
Food Products — 3.7%
Campbell Soup Co.	168,400	6,500,240
General Mills, Inc.	322,000	22,127,840
		28,628,080
Health Care Equipment & Supplies — 1.5%
Covidien Ltd.	218,575	11,750,592
		11,750,592
Health Care Providers & Services — 2.8%
Cardinal Health, Inc.	258,500	12,738,880
Medco Health Solutions, Inc.(1)	207,700	9,346,500
		22,085,380
Hotels, Restaurants & Leisure — 2.0%
McDonald’s Corp.	252,000	15,548,400
		15,548,400
Household Durables — 2.0%
Newell Rubbermaid, Inc.	909,000	15,689,340
		15,689,340
Independent Power Producers & Energy Traders — 2.1%
The AES Corp.(1)	1,438,500	16,816,065
		16,816,065
Industrial Conglomerates — 2.4%
Tyco International Ltd.	536,700	18,795,234
		18,795,234
Information Technology Services — 4.7%
Fidelity National Information Services, Inc.	199,017	3,673,854
Lender Processing Services, Inc.	99,508	3,036,984
MasterCard, Inc., Class A	124,000	21,988,920
Western Union Co.	310,100	7,650,167
		36,349,925
Insurance — 7.7%
Aon Corp.	506,500	22,772,240
The Chubb Corp.	494,800	27,164,520
W. R. Berkley Corp.	438,900	10,336,095
		60,272,855
Internet Software & Services — 1.3%
eBay, Inc.(1)	269,500	6,031,410
Google, Inc., Class A(1)	9,400	3,764,888
		9,796,298
Media — 2.8%
Grupo Televisa S.A., ADR(2)	506,000	11,066,220
The McGraw-Hill Companies, Inc.	347,200	10,974,992
		22,041,212
Oil, Gas & Consumable Fuels — 7.3%
Devon Energy Corp.	207,400	18,914,880
Enterprise Products Partners, L.P.	962,710	24,809,037
Kinder Morgan Energy Partners, L.P.	80,200	4,172,806
Plains All American Pipeline, L.P.	236,900	9,385,978
		57,282,701
Pharmaceuticals — 6.1%
Abbott Laboratories	582,500	33,540,350
Schering-Plough Corp.	780,700	14,419,529
		47,959,879
Software — 2.1%
Nintendo Co., Ltd., ADR(2)	314,500	16,690,515
		16,690,515
Specialty Retail — 2.3%
Best Buy Co., Inc.	194,800	7,305,000
The Home Depot, Inc.	408,200	10,568,298
		17,873,298
Thrifts & Mortgage Finance — 4.0%
People’s United Financial, Inc.	1,613,100	31,052,175
		31,052,175
Tobacco — 5.0%
Altria Group, Inc.	539,900	10,711,616
Philip Morris International, Inc.	585,200	28,148,120
		38,859,736

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Core Equity Fund + (continued)

September 30, 2008 (unaudited)	Shares	Value
Wireless Telecommunication Services — 2.1%
America Movil SAB de C.V., ADR, Series L(2)	358,600	$16,624,696
		16,624,696
Total Common Stocks (Cost $765,346,563)		737,306,398
Exchange-Traded Funds — 2.0%
Mutual Funds — 2.0%
S&P Depositary Receipts Trust, Series I	134,400	15,589,056
		15,589,056
Total Exchange-Traded Funds (Cost $15,213,193)		15,589,056
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Emerging Growth Fund, Class Y(3)	303	9,008
RS Emerging Markets Fund, Class A(3)	248	4,298
RS Equity Dividend Fund, Class Y(3)	161	1,217
RS Global Natural Resources Fund, Class Y(3)	162	4,660
RS Growth Fund, Class Y(3)	217	2,303
RS Investment Quality Bond Fund, Class A(3)	139	1,300
RS Partners Fund, Class Y(3)	204	5,442
RS S&P 500 Index Fund, Class A(3)	152	1,227
RS Smaller Company Growth Fund, Class Y(3)	147	2,145
RS Technology Fund, Class Y(3)	191	2,269
RS Value Fund, Class Y(3)	387	8,067
Total Other Investments (Cost $50,512)		41,936

	Principal Amount
Repurchase Agreements — 7.1%
State Street Bank and Trust Co. Repurchase Agreement, 0.05% dated 9/30/2008, maturity value of $55,444,077, due 10/1/2008, collateralized by U.S. Treasury Bond, 7.87%, due 2/15/2021, with a value of $56,559,300	$55,444,000	55,444,000
Total Repurchase Agreements (Cost $55,444,000)		55,444,000
Total Investments — 103.5% (Cost $836,054,268)		808,381,390
Other Liabilities, Net — (3.5)%		(27,046,754)
Total Net Assets — 100.0%		$781,334,636

(1)	Non-income producing security.

(2)	ADR — American Depositary Receipt.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$808,381,390
Level 2 – Significant Other Observable Inputs	—
Level 3 – Significant Unobservable Inputs	—
Total	$808,381,390

+	Effective October 15, 2008, the Fund changed its name to the RS Large Cap Alpha Fund.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Equity Dividend Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 98.2%
Aerospace & Defense — 2.5%
The Boeing Co.	3,770	$216,209
		216,209
Air Freight & Logistics — 2.3%
United Parcel Service, Inc., Class B	3,170	199,361
		199,361
Auto Components — 2.5%
Autoliv, Inc.	3,600	121,500
Johnson Controls, Inc.	2,980	90,383
		211,883
Capital Markets — 1.6%
Bank of New York Mellon Corp.	4,110	133,904
		133,904
Commercial Banks — 1.2%
National City Corp.	29,200	51,100
Regions Financial Corp.	5,100	48,960
		100,060
Communications Equipment — 5.9%
Nokia Oyj, ADR(1)	13,780	256,997
QUALCOMM, Inc.	5,690	244,499
		501,496
Construction & Engineering — 2.3%
KBR, Inc.	13,000	198,510
		198,510
Containers & Packaging — 1.2%
Packaging Corp. of America	4,310	99,906
		99,906
Diversified Financial Services — 1.1%
JPMorgan Chase & Co.	2,050	95,735
		95,735
Electric Utilities — 1.6%
Cleco Corp.	5,310	134,077
		134,077
Energy Equipment & Services — 5.1%
Halliburton Co.	13,520	437,913
		437,913
Food Products — 3.0%
B&G Foods, Inc., Class A	2,864	20,478
Unilever PLC, ADR(1)	8,620	234,550
		255,028
Health Care Providers & Services — 1.9%
Brookdale Senior Living, Inc.	7,390	162,506
		162,506
Household Durables — 1.0%
Newell Rubbermaid, Inc.	4,750	81,985
		81,985
Industrial Conglomerates — 2.0%
Tyco International Ltd.	4,800	168,096
		168,096
Insurance — 1.8%
ACE Ltd.	1,760	95,269
Lincoln National Corp.	1,300	55,653
		150,922
Internet Software & Services — 1.1%
TheStreet.com, Inc.	15,895	95,211
		95,211
Leisure Equipment & Products — 2.8%
Mattel, Inc.	13,310	240,112
		240,112
Media — 3.7%
The McGraw-Hill Companies, Inc.	9,990	315,784
		315,784
Multi-Utilities — 2.2%
OGE Energy Corp.	6,060	187,133
		187,133
Multiline Retail — 1.4%
Target Corp.	2,410	118,211
		118,211
Oil, Gas & Consumable Fuels — 30.1%
Devon Energy Corp.	1,000	91,200
Enterprise Products Partners, L.P.	16,460	424,174
Hiland Holdings GP, L.P.	9,310	191,693
Hiland Partners, L.P.	8,230	298,749
Holly Corp.	10,820	312,915
Inergy, L.P.	6,000	129,780
Peabody Energy Corp.	5,600	252,000
Plains All American Pipeline, L.P.	10,400	412,048
Targa Resources Partners, L.P.	21,040	358,101
Teekay LNG Partners, L.P.	6,389	100,307
		2,570,967
Pharmaceuticals — 4.4%
Abbott Laboratories	3,180	183,104
Schering-Plough Corp.	10,500	193,935
		377,039
Real Estate Investment Trusts — 5.2%
Annaly Capital Management, Inc.	16,470	221,521
CapLease, Inc.	13,420	106,421
Digital Realty Trust, Inc.	2,430	114,818
		442,760
Software — 2.6%
FactSet Research Systems, Inc.	1,700	88,825
Nintendo Co. Ltd., ADR(1)	2,600	137,982
		226,807
Specialty Retail — 3.0%
Best Buy Co., Inc.	4,670	175,125
The Home Depot, Inc.	3,020	78,188
		253,313
Thrifts & Mortgage Finance — 1.3%
People’s United Financial, Inc.	5,690	109,533
		109,533
Wireless Telecommunication Services — 3.4%
America Movil SAB de C.V., ADR, Series L(1)	6,220	288,359
		288,359
Total Common Stocks (Cost $9,740,432)		8,372,820

	Principal Amount
Convertible Bonds — 0.5%
Biotechnology — 0.5%
Gilead Sciences, Inc. Convt. 0.625% due 5/1/2013	$35,000	44,363
		44,363
Total Convertible Bonds (Cost $38,150)		44,363

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Equity Dividend Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Preferred Stocks — 1.0%
Commercial Banks — 1.0%
Keycorp, 7.75%, Series A	1,000	$85,010
		85,010
Total Preferred Stocks (Cost $100,000)		85,010
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(2)	2	62
RS Emerging Growth Fund, Class Y(2)	3	81
RS Emerging Markets Fund, Class A(2)	2	38
RS Global Natural Resources Fund, Class Y(2)	2	52
RS Growth Fund, Class Y(2)	1	16
RS Investment Quality Bond Fund, Class A(2)	1	14
RS Partners Fund, Class Y(2)	2	53
RS S&P 500 Index Fund, Class A(2)	2	14
RS Smaller Company Growth Fund, Class Y(2)	2	24
RS Technology Fund, Class Y(2)	1	16
RS Value Fund, Class Y(2)	3	66
Total Other Investments (Cost $485)		436
Total Investments — 99.7% (Cost $9,879,067)		8,502,629
Other Assets, Net — 0.3%		25,090
Total Net Assets — 100.0%		$8,527,719

(1)	ADR — American Depositary Receipt.

(2)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$8,458,266
Level 2 – Significant Other Observable Inputs	44,363
Level 3 – Significant Unobservable Inputs	—
Total	$8,502,629

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 98.6%
Aerospace & Defense — 2.7%
General Dynamics Corp.	5,150	$379,143
Goodrich Corp.	1,543	64,189
Honeywell International, Inc.	9,524	395,722
L-3 Communications Holdings, Inc.	1,600	157,312
Lockheed Martin Corp.	4,304	472,020
Northrop Grumman Corp.	4,340	262,744
Precision Castparts Corp.	1,700	133,926
Raytheon Co.	5,329	285,155
Rockwell Collins, Inc.	1,845	88,726
The Boeing Co.	9,588	549,872
United Technologies Corp.	12,610	757,356
		3,546,165
Air Freight & Logistics — 1.0%
C.H. Robinson Worldwide, Inc.	2,300	117,208
Expeditors International of Washington, Inc.	2,700	94,068
FedEx Corp.	3,950	312,208
United Parcel Service, Inc., Class B	13,015	818,513
		1,341,997
Airlines — 0.1%
Southwest Airlines Co.	9,932	144,113
		144,113
Auto Components — 0.2%
Johnson Controls, Inc.	7,374	223,654
The Goodyear Tire & Rubber Co.(1)	2,865	43,863
		267,517
Automobiles — 0.2%
Ford Motor Co.(1)	28,459	147,987
General Motors Corp.	7,179	67,842
Harley-Davidson, Inc.	2,738	102,127
		317,956
Beverages — 2.8%
Anheuser-Busch Cos., Inc.	9,391	609,288
Brown-Forman Corp., Class B	690	49,549
Coca-Cola Enterprises, Inc.	4,064	68,153
Constellation Brands, Inc., Class A(1)	2,500	53,650
Molson Coors Brewing Co., Class B	1,450	67,787
Pepsi Bottling Group, Inc.	1,859	54,227
PepsiCo, Inc.	20,365	1,451,414
The Coca-Cola Co.	25,332	1,339,556
		3,693,624
Biotechnology — 1.7%
Amgen, Inc.(1)	13,658	809,510
Biogen Idec, Inc.(1)	3,822	192,208
Celgene Corp.(1)	5,700	360,696
Genzyme Corp.(1)	3,479	281,416
Gilead Sciences, Inc.(1)	11,900	542,402
		2,186,232
Building Products — 0.1%
Masco Corp.	4,783	85,807
		85,807
Capital Markets — 2.3%
American Capital Ltd.	2,700	68,877
Ameriprise Financial, Inc.	2,830	108,106
E*TRADE Financial Corp.(1)	7,000	19,600
Federated Investors, Inc., Class B	1,100	31,735
Franklin Resources, Inc.	2,001	176,348
Invesco Ltd.	4,900	102,802
Janus Capital Group, Inc.	1,884	45,744
Legg Mason, Inc.	1,900	72,314
Merrill Lynch & Co., Inc.	19,654	497,246
Morgan Stanley	14,208	326,784
Northern Trust Corp.	2,595	187,359
State Street Corp.	5,514	313,636
T. Rowe Price Group, Inc.	3,456	185,622
The Charles Schwab Corp.	11,589	301,314
The Goldman Sachs Group, Inc.	5,066	648,448
		3,085,935
Chemicals — 2.0%
Air Products & Chemicals, Inc.	2,481	169,924
Ashland, Inc.	766	22,398
CF Industries Holdings, Inc.	700	64,022
E.I. du Pont de Nemours & Co.	11,409	459,783
Eastman Chemical Co.	1,083	59,630
Ecolab, Inc.	2,453	119,019
Hercules, Inc.	1,497	29,626
International Flavors & Fragrances, Inc.	1,377	54,336
Monsanto Co.	7,072	699,986
PPG Industries, Inc.	2,174	126,788
Praxair, Inc.	3,832	274,908
Rohm and Haas Co.	1,534	107,380
Sigma-Aldrich Corp.	1,686	88,380
The Dow Chemical Co.	11,665	370,714
		2,646,894
Commercial Banks — 3.3%
Bank of New York Mellon Corp.	14,376	468,370
BB&T Corp.	7,063	266,981
Comerica, Inc.	1,948	63,875
Fifth Third Bancorp	7,446	88,607
First Horizon National Corp.	2,714	25,401
Huntington Bancshares, Inc.	4,600	36,754
KeyCorp	6,365	75,998
M&T Bank Corp.	1,000	89,250
Marshall & Ilsley Corp.	3,414	68,792
National City Corp.	9,965	17,439
PNC Financial Services Group, Inc.	4,277	319,492
Regions Financial Corp.	8,967	86,083
SunTrust Banks, Inc.	4,576	205,874
U.S. Bancorp	22,104	796,186
Wachovia Corp.	27,757	97,150
Wells Fargo & Co.	42,574	1,597,802
Zions Bancorporation	1,538	59,521
		4,363,575
Commercial Services & Supplies — 0.5%
Allied Waste Industries, Inc.(1)	4,995	55,495
Avery Dennison Corp.	1,581	70,323
Cintas Corp.	1,525	43,783
Equifax, Inc.	1,552	53,466
Monster Worldwide, Inc.(1)	1,707	25,451
Pitney Bowes, Inc.	2,834	94,259
R.R. Donnelley & Sons Co.	2,723	66,795
Robert Half International, Inc.	1,847	45,713
Waste Management, Inc.	5,874	184,972
		640,257
Communications Equipment — 2.6%
Ciena Corp.(1)	1,300	13,104
Cisco Systems, Inc.(1)	75,542	1,704,228
Corning, Inc.	19,997	312,753
Harris Corp.	1,500	69,300
JDS Uniphase Corp.(1)	2,954	24,991
Juniper Networks, Inc.(1)	6,800	143,276
Motorola, Inc.	29,225	208,666
QUALCOMM, Inc.	20,904	898,245

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Tellabs, Inc.(1)	4,697	$19,070
		3,393,633
Computers & Peripherals — 4.4%
Apple, Inc.(1)	11,269	1,280,835
Dell, Inc.(1)	22,226	366,284
EMC Corp.(1)	26,268	314,165
Hewlett-Packard Co.	31,798	1,470,340
International Business Machines Corp.	17,381	2,032,882
Lexmark International Group, Inc., Class A(1)	1,223	39,833
NetApp, Inc.(1)	3,902	71,133
QLogic Corp.(1)	1,398	21,473
SanDisk Corp.(1)	2,900	56,695
Sun Microsystems, Inc.(1)	9,808	74,541
Teradata Corp.(1)	2,058	40,131
		5,768,312
Construction & Engineering — 0.2%
Fluor Corp.	2,300	128,110
Jacobs Engineering Group, Inc.(1)	1,500	81,465
		209,575
Construction Materials — 0.1%
Vulcan Materials Co.	1,339	99,756
		99,756
Consumer Finance — 0.7%
American Express Co.	14,851	526,171
Capital One Financial Corp.	4,878	248,778
Discover Financial Services	6,104	84,357
SLM Corp.(1)	5,901	72,819
		932,125
Containers & Packaging — 0.1%
Ball Corp.	1,226	48,415
Bemis Co., Inc.	1,504	39,420
Pactiv Corp.(1)	1,461	36,277
Sealed Air Corp.	2,362	51,940
		176,052
Distributors — 0.1%
Genuine Parts Co.	2,486	99,962
		99,962
Diversified Consumer Services — 0.1%
Apollo Group, Inc., Class A(1)	1,345	79,759
H & R Block, Inc.	3,708	84,357
		164,116
Diversified Financial Services — 4.8%
Bank of America Corp.	58,504	2,047,640
CIT Group, Inc.	3,600	25,056
Citigroup, Inc.	69,862	1,432,870
CME Group, Inc.	900	334,359
IntercontinentalExchange, Inc.(1)	1,000	80,680
JPMorgan Chase & Co.	44,098	2,059,376
Leucadia National Corp.	2,200	99,968
Moody’s Corp.	2,318	78,812
NYSE Euronext	3,400	133,212
		6,291,973
Diversified Telecommunication Services — 2.7%
AT&T, Inc.	75,902	2,119,184
CenturyTel, Inc.	1,392	51,017
Embarq Corp.	1,790	72,584
Frontier Communications Corp.	3,419	39,319
Qwest Communications International, Inc.	19,123	61,767
Verizon Communications, Inc.	36,885	1,183,640
Windstream Corp.	6,011	65,760
		3,593,271
Electric Utilities — 2.7%
Allegheny Energy, Inc.	2,153	79,166
Ameren Corp.	2,971	115,958
American Electric Power, Inc.	5,384	199,370
CenterPoint Energy, Inc.	4,248	61,893
CMS Energy Corp.	2,596	32,372
Consolidated Edison, Inc.	3,375	144,990
Dominion Resources, Inc.	6,940	296,893
DTE Energy Co.	2,078	83,369
Duke Energy Corp.	15,080	262,844
Edison International	3,648	145,555
Entergy Corp.	2,618	233,028
Exelon Corp.	8,504	532,520
FirstEnergy Corp.	3,649	244,447
FPL Group, Inc.	5,314	267,294
Pepco Holdings, Inc.	2,500	57,275
Pinnacle West Capital Corp.	1,212	41,705
PPL Corp.	4,884	180,806
Progress Energy, Inc.	3,269	140,992
Southern Co.	9,246	348,482
TECO Energy, Inc.	2,624	41,276
Xcel Energy, Inc.	4,201	83,978
		3,594,213
Electrical Equipment — 0.4%
Cooper Industries Ltd., Class A	2,218	88,609
Emerson Electric Co.	9,928	404,963
Rockwell Automation, Inc.	2,045	76,361
		569,933
Electronic Equipment & Instruments — 0.3%
Agilent Technologies, Inc.(1)	4,582	135,902
Jabil Circuit, Inc.	2,626	25,052
Molex, Inc.	1,802	40,455
Tyco Electronics Ltd.	6,052	167,398
		368,807
Energy Equipment & Services — 2.6%
Baker Hughes, Inc.	4,064	246,035
BJ Services Co.	3,434	65,692
Cameron International Corp.(1)	2,800	107,912
ENSCO International, Inc.	1,900	109,497
Halliburton Co.	11,280	365,359
Nabors Industries Ltd.(1)	3,684	91,805
National-Oilwell Varco, Inc.(1)	5,300	266,219
Noble Corp.	3,516	154,352
Rowan Cos., Inc.	1,317	40,234
Schlumberger Ltd.	15,406	1,203,055
Smith International, Inc.	2,700	158,328
Transocean, Inc.(1)	4,078	447,928
Weatherford International Ltd.(1)	8,600	216,204
		3,472,620
Food & Staples Retailing — 2.9%
Costco Wholesale Corp.	5,459	354,453
CVS Caremark Corp.	18,789	632,438
Safeway, Inc.	6,030	143,032
SUPERVALU, Inc.	2,659	57,700
Sysco Corp.	7,231	222,932
The Kroger Co.	8,800	241,824
Wal-Mart Stores, Inc.	28,752	1,721,957
Walgreen Co.	12,572	389,229
Whole Foods Market, Inc.	1,800	36,054
		3,799,619

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Food Products — 1.7%
Archer-Daniels-Midland Co.	8,268	$181,152
Campbell Soup Co.	2,769	106,883
ConAgra Foods, Inc.	5,128	99,791
Dean Foods Co.(1)	1,700	39,712
General Mills, Inc.	4,546	312,401
H.J. Heinz Co.	3,523	176,044
Kellogg Co.	3,544	198,818
Kraft Foods, Inc., Class A	19,906	651,922
McCormick & Co., Inc.	1,968	75,670
Sara Lee Corp.	10,169	128,434
The Hershey Co.	1,820	71,963
Tyson Foods, Inc., Class A	3,000	35,820
Wm. Wrigley Jr. Co.	2,912	231,213
		2,309,823
Gas Utilities — 0.1%
Integrys Energy Group, Inc.	434	21,674
Nicor, Inc.	674	29,892
Questar Corp.	2,400	98,208
		149,774
Health Care Equipment & Supplies — 2.3%
Baxter International, Inc.	7,970	523,071
Becton, Dickinson and Co.	2,989	239,897
Boston Scientific Corp.(1)	17,118	210,038
C.R. Bard, Inc.	1,242	117,829
Covidien Ltd.	6,352	341,483
Hospira, Inc.(1)	1,980	75,636
Intuitive Surgical, Inc.(1)	500	120,490
Medtronic, Inc.	14,480	725,448
St. Jude Medical, Inc.(1)	4,134	179,788
Stryker Corp.	2,894	180,296
Varian Medical Systems, Inc.(1)	1,600	91,408
Zimmer Holdings, Inc.(1)	3,013	194,519
		2,999,903
Health Care Providers & Services — 2.0%
Aetna, Inc.	5,944	214,638
AmerisourceBergen Corp.	2,108	79,366
Cardinal Health, Inc.	4,558	224,618
CIGNA Corp.	3,663	124,469
Coventry Health Care, Inc.(1)	1,800	58,590
DaVita, Inc.(1)	1,100	62,711
Express Scripts, Inc.(1)	3,160	233,271
Humana, Inc.(1)	2,089	86,067
Laboratory Corp. of America Holdings(1)	1,500	104,250
McKesson Corp.	3,885	209,052
Medco Health Solutions, Inc.(1)	6,622	297,990
Patterson Companies, Inc.(1)	1,600	48,656
Quest Diagnostics, Inc.	2,076	107,267
Tenet Healthcare Corp.(1)	5,741	31,862
UnitedHealth Group, Inc.	15,540	394,561
WellPoint, Inc.(1)	6,512	304,566
		2,581,934
Health Care Technology — 0.0%
IMS Health, Inc.	2,417	45,705
		45,705
Hotels, Restaurants & Leisure — 1.3%
Carnival Corp.	5,514	194,920
Darden Restaurants, Inc.	1,675	47,955
International Game Technology	4,056	69,682
Marriott International, Inc., Class A	3,686	96,168
McDonald’s Corp.	14,721	908,286
Starbucks Corp.(1)	9,196	136,745
Starwood Hotels & Resorts Worldwide, Inc.	2,241	63,062
Wendy’s/Arby’s Group, Inc., Class A	3,497	18,394
Wyndham Worldwide Corp.	2,252	35,379
Yum! Brands, Inc.	6,468	210,921
		1,781,512
Household Durables — 0.5%
Black & Decker Corp.	827	50,240
Centex Corp.	1,684	27,281
D.R. Horton, Inc.	3,400	44,268
Fortune Brands, Inc.	1,919	110,074
Harman International Industries, Inc.	700	23,849
KB HOME	836	16,453
Leggett & Platt, Inc.	2,482	54,083
Lennar Corp., Class A	1,800	27,342
Newell Rubbermaid, Inc.	3,827	66,054
Pulte Homes, Inc.	2,692	37,607
Snap-On, Inc.	811	42,707
The Stanley Works	1,228	51,257
Whirlpool Corp.	1,060	84,047
		635,262
Household Products — 2.8%
Clorox Co.	1,690	105,946
Colgate-Palmolive Co.	6,548	493,392
Kimberly-Clark Corp.	5,404	350,395
The Procter & Gamble Co.	39,101	2,724,949
		3,674,682
Independent Power Producers & Energy Traders — 0.1%
Constellation Energy Group	2,335	56,741
Dynegy, Inc., Class A(1)	4,647	16,636
The AES Corp.(1)	8,032	93,894
		167,271
Industrial Conglomerates — 3.2%
3M Co.	8,994	614,380
General Electric Co.	127,366	3,247,833
Textron, Inc.	3,312	96,976
Tyco International Ltd.	6,252	218,945
		4,178,134
Information Technology Services — 1.0%
Affiliated Computer Services, Inc., Class A(1)	1,400	70,882
Automatic Data Processing, Inc.	6,779	289,802
Cognizant Technology Solutions Corp., Class A(1)	4,000	91,320
Computer Sciences Corp.(1)	2,051	82,430
Convergys Corp.(1)	1,682	24,860
Fidelity National Information Services, Inc.	2,300	42,458
Fiserv, Inc.(1)	1,689	79,924
MasterCard, Inc., Class A	900	159,597
Paychex, Inc.	4,310	142,359
Total System Services, Inc.	2,383	39,081
Unisys Corp.(1)	4,516	12,419
Western Union Co.	9,505	234,488
		1,269,620
Insurance — 3.0%
AFLAC, Inc.	5,959	350,091
American International Group, Inc.	34,306	114,239
Aon Corp.	3,849	173,051
Assurant, Inc.	1,200	66,000
Cincinnati Financial Corp.	2,077	59,070
Genworth Financial, Inc., Class A	5,600	48,216
Lincoln National Corp.	3,365	144,056
Loews Corp.	5,353	211,390
Marsh & McLennan Cos., Inc.	6,735	213,904
MBIA, Inc.	2,515	29,929

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
MetLife, Inc.	8,897	$498,232
Principal Financial Group, Inc.	3,216	139,864
Prudential Financial, Inc.	5,527	397,944
The Allstate Corp.	7,358	339,351
The Chubb Corp.	4,778	262,312
The Hartford Financial Services Group, Inc.	3,861	158,262
The Progressive Corp.	9,044	157,366
The Travelers Cos., Inc.	7,967	360,108
Torchmark Corp.	931	55,674
Unum Group	4,975	124,872
XL Capital Ltd., Class A	3,913	70,199
		3,974,130
Internet & Catalog Retail — 0.2%
Amazon.com, Inc.(1)	3,900	283,764
		283,764
Internet Software & Services — 1.5%
Akamai Technologies, Inc.(1)	2,200	38,368
eBay, Inc.(1)	13,912	311,351
Expedia, Inc.(1)	2,600	39,286
Google, Inc., Class A(1)	3,100	1,241,612
VeriSign, Inc.(1)	2,700	70,416
Yahoo! Inc.(1)	17,801	307,957
		2,008,990
Leisure Equipment & Products — 0.1%
Eastman Kodak Co.	3,724	57,275
Hasbro, Inc.	1,726	59,927
Mattel, Inc.	4,317	77,879
		195,081
Life Sciences Tools & Services — 0.4%
Millipore Corp.(1)	653	44,926
PerkinElmer, Inc.	2,010	50,190
Thermo Fisher Scientific, Inc.(1)	5,468	300,740
Waters Corp.(1)	1,345	78,252
		474,108
Machinery — 1.7%
Caterpillar, Inc.	7,876	469,410
Cummins, Inc.	2,684	117,344
Danaher Corp.	3,276	227,354
Deere & Co.	5,460	270,270
Dover Corp.	2,411	97,766
Eaton Corp.	1,854	104,158
Illinois Tool Works, Inc.	5,342	237,452
Ingersoll-Rand Co. Ltd., Class A	3,854	120,129
ITT Corp.	2,512	139,692
PACCAR, Inc.	4,550	173,765
Pall Corp.	1,735	59,667
Parker Hannifin Corp.	2,123	112,519
Terex Corp.(1)	1,300	39,676
The Manitowoc Co., Inc.	1,600	24,880
		2,194,082
Media — 2.6%
CBS Corp., Class B	8,895	129,689
Comcast Corp., Class A	36,991	726,133
Gannett Co., Inc.	2,865	48,447
Meredith Corp.	490	13,740
News Corp., Class A	29,400	352,506
Omnicom Group, Inc.	4,198	161,875
Scripps Networks Interactive, Inc., Class A	1,400	50,834
The DIRECTV Group, Inc.(1)	7,400	193,658
The Interpublic Group of Companies, Inc.(1)	5,651	43,795
The McGraw-Hill Companies, Inc.	4,232	133,774
The New York Times Co., Class A	1,519	21,706
The Walt Disney Co.	24,496	751,782
The Washington Post Co., Class B	75	41,757
Time Warner, Inc.	45,918	601,985
Viacom, Inc., Class B(1)	7,695	191,144
		3,462,825
Metals & Mining — 0.8%
AK Steel Holding Corp.	1,500	38,880
Alcoa, Inc.	10,696	241,516
Allegheny Technologies, Inc.	1,248	36,878
Freeport-McMoran Copper & Gold, Inc., Class B	4,835	274,870
Newmont Mining Corp.	5,819	225,544
Nucor Corp.	3,970	156,815
Titanium Metals Corp.	1,200	13,608
United States Steel Corp.	1,492	115,794
		1,103,905
Multi-Utilities — 0.5%
NiSource, Inc.	4,276	63,114
PG&E Corp.	4,544	170,173
Public Service Enterprise Group, Inc.	6,500	213,135
Sempra Energy	3,327	167,913
		614,335
Multiline Retail — 0.8%
Big Lots, Inc.(1)	1,061	29,528
Dillards, Inc., Class A	901	10,632
Family Dollar Stores, Inc.	1,700	40,290
J.C. Penney Co., Inc.	2,829	94,319
Kohl’s Corp.(1)	3,780	174,182
Macy’s, Inc.	5,236	94,143
Nordstrom, Inc.	2,174	62,655
Sears Holdings Corp.(1)	663	61,990
Target Corp.	9,745	477,992
		1,045,731
Office Electronics — 0.1%
Xerox Corp.	11,648	134,301
		134,301
Oil, Gas & Consumable Fuels — 10.6%
Anadarko Petroleum Corp.	6,052	293,582
Apache Corp.	4,312	449,655
Cabot Oil & Gas Corp.	1,300	46,982
Chesapeake Energy Corp.	6,700	240,262
Chevron Corp.	26,534	2,188,524
ConocoPhillips	19,227	1,408,378
CONSOL Energy, Inc.	2,400	110,136
Devon Energy Corp.	5,642	514,550
El Paso Corp.	9,052	115,504
EOG Resources, Inc.	3,148	281,620
Exxon Mobil Corp.	67,080	5,209,433
Hess Corp.	3,616	296,801
Marathon Oil Corp.	9,168	365,528
Massey Energy Co.	1,100	39,237
Murphy Oil Corp.	2,400	153,936
Noble Energy, Inc.	2,300	127,857
Occidental Petroleum Corp.	10,442	735,639
Peabody Energy Corp.	3,400	153,000
Pioneer Natural Resources Co.	1,600	83,648
Range Resources Corp.	2,000	85,740
Southwestern Energy Co.(1)	4,400	134,376
Spectra Energy Corp.	8,140	193,732
Sunoco, Inc.	1,438	51,164
Tesoro Corp.	1,800	29,682
Valero Energy Corp.	6,700	203,010

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Williams Companies, Inc.	7,907	$187,001
XTO Energy, Inc.	7,057	328,292
		14,027,269
Paper & Forest Products — 0.3%
International Paper Co.	5,347	139,984
MeadWestvaco Corp.	2,331	54,336
Weyerhaeuser Co.	2,611	158,174
		352,494
Personal Products — 0.2%
Avon Products, Inc.	5,346	222,233
Estee Lauder Companies, Inc., Class A	1,500	74,865
		297,098
Pharmaceuticals — 6.6%
Abbott Laboratories	19,916	1,146,763
Allergan, Inc.	3,770	194,155
Barr Pharmaceuticals, Inc.(1)	1,500	97,950
Bristol-Myers Squibb Co.	25,523	532,154
Eli Lilly & Co.	12,427	547,161
Forest Laboratories, Inc.(1)	3,793	107,266
Johnson & Johnson	36,570	2,533,570
King Pharmaceuticals, Inc.(1)	3,608	34,565
Merck & Co., Inc.	27,362	863,545
Mylan, Inc.(1)	4,300	49,106
Pfizer, Inc.	87,192	1,607,820
Schering-Plough Corp.	20,881	385,672
Watson Pharmaceuticals, Inc.(1)	840	23,940
Wyeth	17,040	629,458
		8,753,125
Real Estate Investment Trusts — 1.3%
Apartment Investment & Management Co., Class A	1,148	40,203
AvalonBay Communities, Inc.	1,100	108,262
Boston Properties, Inc.	1,500	140,490
Developers Diversified Realty Corp.	1,500	47,535
Equity Residential	3,360	149,217
General Growth Properties, Inc.	2,900	43,790
HCP, Inc.	2,800	112,364
Host Hotels & Resorts, Inc.	6,700	89,043
Kimco Realty Corp.	3,100	114,514
Plum Creek Timber Co., Inc.	2,159	107,648
ProLogis	3,478	143,537
Public Storage, Inc.	1,600	158,416
Simon Property Group, Inc.	2,960	287,120
Vornado Realty Trust	1,800	163,710
		1,705,849
Real Estate Management & Development — 0.0%
CB Richard Ellis Group, Inc., Class A(1)	2,300	30,751
		30,751
Road & Rail — 1.1%
Burlington Northern Santa Fe Corp.	3,663	338,571
CSX Corp.	5,174	282,345
Norfolk Southern Corp.	4,860	321,781
Ryder System, Inc.	810	50,220
Union Pacific Corp.	6,400	455,424
		1,448,341
Semiconductors & Semiconductor Equipment — 2.2%
Advanced Micro Devices, Inc.(1)	7,469	39,212
Altera Corp.	3,586	74,158
Analog Devices, Inc.	3,168	83,477
Applied Materials, Inc.	17,699	267,786
Broadcom Corp., Class A(1)	5,692	106,042
Intel Corp.	72,614	1,360,060
KLA-Tencor Corp.	2,341	74,093
Linear Technology Corp.	2,850	87,381
LSI Corp.(1)	8,583	46,005
MEMC Electronic Materials, Inc.(1)	3,000	84,780
Microchip Technology, Inc.	2,300	67,689
Micron Technology, Inc.(1)	9,730	39,406
National Semiconductor Corp.	2,336	40,203
Novellus Systems, Inc.(1)	1,477	29,008
NVIDIA Corp.(1)	7,180	76,898
Teradyne, Inc.(1)	2,493	19,470
Texas Instruments, Inc.	17,280	371,520
Xilinx, Inc.	3,539	82,990
		2,950,178
Software — 3.7%
Adobe Systems, Inc.(1)	7,000	276,290
Autodesk, Inc.(1)	3,050	102,328
BMC Software, Inc.(1)	2,299	65,820
CA, Inc.	5,248	104,750
Citrix Systems, Inc.(1)	2,159	54,536
Compuware Corp.(1)	2,772	26,861
Electronic Arts, Inc.(1)	3,646	134,866
Intuit, Inc.(1)	4,384	138,578
Microsoft Corp.	100,876	2,692,380
Novell, Inc.(1)	5,627	28,923
Oracle Corp.(1)	50,299	1,021,573
Salesforce.com, Inc.(1)	1,300	62,920
Symantec Corp.(1)	11,131	217,945
		4,927,770
Specialty Retail — 1.7%
Abercrombie & Fitch Co., Class A	1,200	47,340
Applied Biosystems, Inc.	2,019	69,151
AutoNation, Inc.(1)	1,589	17,860
AutoZone, Inc.(1)	433	53,406
Bed, Bath & Beyond, Inc.(1)	3,734	117,285
Best Buy Co., Inc.	4,134	155,025
GameStop Corp., Class A(1)	2,100	71,841
Limited Brands, Inc.	3,655	63,305
Lowe’s Cos., Inc.	18,506	438,407
Office Depot, Inc.(1)	3,630	21,127
RadioShack Corp.	1,665	28,771
Staples, Inc.	9,279	208,778
The Gap, Inc.	6,090	108,280
The Home Depot, Inc.	21,967	568,726
The Sherwin-Williams Co.	1,265	72,307
The TJX Cos., Inc.	5,469	166,914
Tiffany & Co.	1,683	59,780
		2,268,303
Textiles, Apparel & Luxury Goods — 0.5%
Coach, Inc.(1)	4,300	107,672
Jones Apparel Group, Inc.	1,039	19,232
Liz Claiborne, Inc.	1,164	19,124
NIKE, Inc., Class B	5,012	335,303
Polo Ralph Lauren Corp.	700	46,648
VF Corp.	1,073	82,954
		610,933
Thrifts & Mortgage Finance — 0.1%
Hudson City Bancorp, Inc.	7,200	132,840
MGIC Investment Corp.	1,632	11,473
Sovereign Bancorp, Inc.	6,855	27,077
		171,390

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS S&P 500 Index Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Tobacco — 1.6%
Altria Group, Inc.	24,465	$485,386
Lorillard, Inc.	2,200	156,530
Philip Morris International, Inc.	26,865	1,292,206
Reynolds American, Inc.	2,190	106,478
UST, Inc.	1,962	130,551
		2,171,151
Trading Companies & Distributors — 0.1%
Fastenal Co.	1,600	79,024
W.W. Grainger, Inc.	944	82,100
		161,124
Wireless Telecommunication Services — 0.3%
American Tower Corp., Class A(1)	5,200	187,044
Sprint Nextel Corp.	36,619	223,376
		410,420
Total Common Stocks (Cost $132,495,236)		130,425,107

	Principal Amount
U.S. Government Securities — 0.1%
U.S. Treasury Bills — 0.1%
United States Treasury Bill
1.585% due 12/11/2008(2)	$60,000	59,812
1.61% due 10/23/2008(2)	50,000	49,951
1.625% due 10/9/2008(2)	20,000	19,993
1.755% due 10/2/2008(2)	55,000	54,756
		184,512
Total U.S. Government Securities (Cost $184,512)		184,512

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	40	1,435
RS Emerging Growth Fund, Class Y(3)	57	1,688
RS Emerging Markets Fund, Class A(3)	46	803
RS Equity Dividend Fund, Class Y(3)	29	218
RS Global Natural Resources Fund, Class Y(3)	30	863
RS Growth Fund, Class Y(3)	42	449
RS Investment Quality Bond Fund, Class A(3)	25	233
RS Partners Fund, Class Y(3)	38	1,011
RS Smaller Company Growth Fund, Class Y(3)	26	384
RS Technology Fund, Class Y(3)	37	442
RS Value Fund, Class Y(3)	74	1,540
Total Other Investments (Cost $10,731)		9,066
Total Investments — 98.7% (Cost $132,690,479)		130,618,685
Other Assets, Net — 1.3%		1,710,224
Total Net Assets — 100.0%		$132,328,909

(1)	Non-income producing security.

(2)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts
S & P 500 INDEX	5	12/2008	$1,461	$(124,275)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$130,618,685	($124,275)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$130,618,685	($124,275)

*	Other financial instruments include futures, forwards and/or swap contracts.

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Asset Allocation Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 2.9%
Aerospace & Defense — 0.1%
Honeywell International, Inc.	536	$22,271
Lockheed Martin Corp.	246	26,979
Northrop Grumman Corp.	112	6,781
Raytheon Co.	424	22,688
The Boeing Co.	244	13,993
United Technologies Corp.	436	26,186
		118,898
Air Freight & Logistics — 0.0%
United Parcel Service, Inc., Class B	419	26,351
		26,351
Automobiles — 0.0%
Ford Motor Co.(1)	535	2,782
General Motors Corp.	338	3,194
Harley-Davidson, Inc.	319	11,899
		17,875
Beverages — 0.1%
Anheuser-Busch Cos., Inc.	338	21,929
PepsiCo, Inc.	367	26,156
The Coca-Cola Co.	195	10,312
		58,397
Biotechnology — 0.0%
Amgen, Inc.(1)	342	20,270
Biogen Idec, Inc.(1)	117	5,884
		26,154
Building Products — 0.0%
Masco Corp.	508	9,114
		9,114
Capital Markets — 0.1%
Ameriprise Financial, Inc.	194	7,411
Bank of New York Mellon Corp.	683	22,252
Merrill Lynch & Co., Inc.	210	5,313
Morgan Stanley	252	5,796
The Goldman Sachs Group, Inc.	100	12,800
		53,572
Chemicals — 0.1%
E.I. du Pont de Nemours & Co.	335	13,501
Monsanto Co.	200	19,796
Rohm and Haas Co.	170	11,900
The Dow Chemical Co.	267	8,485
		53,682
Commercial Banks — 0.1%
BB&T Corp.	172	6,502
Fifth Third Bancorp	117	1,392
KeyCorp	310	3,702
U.S. Bancorp	712	25,646
Wachovia Corp.	492	1,722
Wells Fargo & Co.	1,100	41,283
		80,247
Commercial Services & Supplies — 0.0%
Cintas Corp.	307	8,814
Waste Management, Inc.	479	15,084
		23,898
Communications Equipment — 0.1%
Cisco Systems, Inc.(1)	2,325	52,452
Corning, Inc.	582	9,102
Motorola, Inc.	675	4,820
QUALCOMM, Inc.	568	24,407
		90,781
Computers & Peripherals — 0.1%
Dell, Inc.(1)	776	12,788
EMC Corp.(1)	886	10,597
Hewlett-Packard Co.	815	37,686
International Business Machines Corp.	100	11,696
Sun Microsystems, Inc.(1)	1,029	7,820
		80,587
Consumer Finance — 0.1%
American Express Co.	972	34,438
Capital One Financial Corp.	146	7,446
Discover Financial Services	126	1,741
SLM Corp.(1)	165	2,036
		45,661
Diversified Financial Services — 0.1%
Bank of America Corp.	1,320	46,200
Citigroup, Inc.	1,073	22,007
JPMorgan Chase & Co.	466	21,762
		89,969
Diversified Telecommunication Services — 0.1%
AT&T, Inc.	1,948	54,388
Verizon Communications, Inc.	1,071	34,368
Windstream Corp.	376	4,114
		92,870
Electric Utilities — 0.1%
Duke Energy Corp.	404	7,042
Exelon Corp.	250	15,655
FPL Group, Inc.	128	6,438
Progress Energy, Inc.	195	8,410
Southern Co.	100	3,769
		41,314
Electrical Equipment — 0.0%
Cooper Industries Ltd., Class A	200	7,990
		7,990
Energy Equipment & Services — 0.1%
Baker Hughes, Inc.	105	6,357
Schlumberger Ltd.	362	28,268
		34,625
Food & Staples Retailing — 0.0%
Safeway, Inc.	299	7,092
SUPERVALU, Inc.	152	3,299
The Kroger Co.	409	11,239
Wal-Mart Stores, Inc.	200	11,978
		33,608
Food Products — 0.1%
Archer-Daniels-Midland Co.	294	6,442
Campbell Soup Co.	321	12,391
ConAgra Foods, Inc.	162	3,153
General Mills, Inc.	128	8,796
H.J. Heinz Co.	224	11,193
Kellogg Co.	212	11,893
Kraft Foods, Inc., Class A	426	13,952
The Hershey Co.	234	9,252
Wm. Wrigley Jr. Co.	61	4,843
		81,915
Health Care Equipment & Supplies — 0.1%
Baxter International, Inc.	328	21,527
Boston Scientific Corp.(1)	632	7,755
C.R. Bard, Inc.	272	25,805
Medtronic, Inc.	256	12,825
St. Jude Medical, Inc.(1)	184	8,002

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Asset Allocation Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Stryker Corp.	100	$6,230
		82,144
Health Care Providers & Services — 0.0%
CIGNA Corp.	138	4,689
Tenet Healthcare Corp.(1)	1,512	8,392
WellPoint, Inc.(1)	258	12,067
		25,148
Hotels, Restaurants & Leisure — 0.1%
McDonald’s Corp.	551	33,996
Starbucks Corp.(1)	386	5,740
Wyndham Worldwide Corp.	159	2,498
		42,234
Household Products — 0.1%
The Procter & Gamble Co.	974	67,878
		67,878
Independent Power Producers & Energy Traders — 0.0%
The AES Corp.(1)	1,368	15,992
		15,992
Industrial Conglomerates — 0.0%
3M Co.	236	16,121
General Electric Co.	703	17,927
		34,048
Information Technology Services — 0.0%
Automatic Data Processing, Inc.	242	10,345
Paychex, Inc.	257	8,489
Western Union Co.	116	2,862
		21,696
Insurance — 0.1%
AFLAC, Inc.	153	8,989
American International Group, Inc.	615	2,048
Loews Corp.	258	10,188
Marsh & McLennan Cos., Inc.	164	5,209
MetLife, Inc.	100	5,600
The Allstate Corp.	208	9,593
The Chubb Corp.	362	19,874
The Progressive Corp.	512	8,909
The Travelers Cos., Inc.	387	17,492
		87,902
Internet Software & Services — 0.0%
Yahoo! Inc.(1)	384	6,643
		6,643
Leisure Equipment & Products — 0.0%
Mattel, Inc.	448	8,082
		8,082
Machinery — 0.0%
Caterpillar, Inc.	252	15,019
Deere & Co.	200	9,900
		24,919
Media — 0.1%
CBS Corp., Class B	374	5,453
Comcast Corp., Class A	925	18,158
The New York Times Co., Class A	495	7,074
The Walt Disney Co.	967	29,677
Time Warner, Inc.	1,112	14,578
Viacom, Inc., Class B(1)	374	9,290
		84,230
Metals & Mining — 0.0%
Alcoa, Inc.	264	5,961
		5,961
Multi-Utilities — 0.0%
Public Service Enterprise Group, Inc.	164	5,378
		5,378
Multiline Retail — 0.0%
Kohl’s Corp.(1)	202	9,308
Target Corp.	281	13,783
		23,091
Oil, Gas & Consumable Fuels — 0.3%
Anadarko Petroleum Corp.	412	19,986
Chevron Corp.	774	63,840
ConocoPhillips	578	42,338
El Paso Corp.	236	3,011
Exxon Mobil Corp.	1,900	147,554
Spectra Energy Corp.	202	4,808
		281,537
Personal Products — 0.0%
Avon Products, Inc.	100	4,157
		4,157
Pharmaceuticals — 0.2%
Allergan, Inc.	232	11,948
Bristol-Myers Squibb Co.	962	20,058
Eli Lilly & Co.	449	19,769
Johnson & Johnson	672	46,556
King Pharmaceuticals, Inc.(1)	279	2,673
Pfizer, Inc.	1,915	35,313
Schering-Plough Corp.	475	8,773
		145,090
Real Estate Investment Trusts — 0.1%
Plum Creek Timber Co., Inc.	483	24,082
Simon Property Group, Inc.	172	16,684
		40,766
Road & Rail — 0.0%
Burlington Northern Santa Fe Corp.	152	14,049
Union Pacific Corp.	200	14,232
		28,281
Semiconductors & Semiconductor Equipment — 0.1%
Applied Materials, Inc.	548	8,291
Broadcom Corp., Class A(1)	432	8,048
Intel Corp.	1,330	24,911
KLA-Tencor Corp.	448	14,179
Linear Technology Corp.	249	7,634
Micron Technology, Inc.(1)	702	2,843
Texas Instruments, Inc.	1,003	21,565
		87,471
Software — 0.1%
Adobe Systems, Inc.(1)	204	8,052
CA, Inc.	490	9,780
Microsoft Corp.	2,445	65,257
Symantec Corp.(1)	379	7,421
		90,510
Specialty Retail — 0.1%
Bed, Bath & Beyond, Inc.(1)	316	9,925
Best Buy Co., Inc.	100	3,750
Lowe’s Companies, Inc.	630	14,925
Staples, Inc.	648	14,580
The Gap, Inc.	247	4,392
		47,572
Textiles, Apparel & Luxury Goods — 0.1%
NIKE, Inc., Class B	710	47,499
		47,499

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Asset Allocation Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Tobacco — 0.1%
Altria Group, Inc.	616	$12,221
Philip Morris International, Inc.	616	29,630
UST, Inc.	209	13,907
		55,758
Wireless Telecommunication Services — 0.0%
Sprint Nextel Corp.	410	2,501
		2,501

Total Common Stocks (Cost $2,484,456)		2,433,996
Mutual Funds — 94.0%
RS S&P 500 Index Fund, Class A(2)(3)	9,887,234	79,789,977
Total Mutual Funds (Cost $86,347,218)		79,789,977

	Principal Amount
U.S. Government Securities — 0.2%
U.S. Treasury Bills — 0.2%
United States Treasury Bill
0.28% due 1/2/2009(4)	$140,000	139,899
0.404% due 1/2/2009(4)	30,000	29,969
1.64% due 10/30/2008(4)	20,000	19,973
		189,841
Total U.S. Government Securities (Cost $189,841)		189,841

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	27	967
RS Emerging Growth Fund, Class Y(5)	38	1,132
RS Emerging Markets Fund, Class A(5)	31	537
RS Equity Dividend Fund, Class Y(5)	19	144
RS Global Natural Resources Fund, Class Y(5)	20	576
RS Growth Fund, Class Y(5)	29	305
RS Investment Quality Bond Fund, Class A(5)	16	154
RS Partners Fund, Class Y(5)	25	675
RS S&P 500 Index Fund, Class A(5)	18	145
RS Smaller Company Growth Fund, Class Y(5)	17	253
RS Technology Fund, Class Y(5)	25	300
RS Value Fund, Class Y(5)	50	1,038
Total Other Investments (Cost $7,373)		6,226
Total Investments — 97.1% (Cost $89,028,888)		82,420,040
Other Assets, Net — 2.9%		2,427,458
Total Net Assets — 100.0%		$84,847,498

(1)	Non-income producing security.

(2)	Affiliated issuer.

(3)	The RS S&P 500 Index Fund schedule of investments is included herein.

(4)	Security is segregated as collateral to cover margin requirements on open futures contracts.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

Description	Number of Contracts	Expiration	Face Value (Thousands)	Unrealized Depreciation
Purchased Futures Contracts
S&P 500 INDEX	8	12/2008	$2,338	$(198,840)

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$82,420,040	($198,840)
Level 2 – Significant Other Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$82,420,040	($198,840)

*	Other financial instruments include futures, forwards and/or swap contracts.

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Investment Quality Bond Fund

September 30, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 8.5%
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	$1,220,676	$1,013,734
Amresco Residential Securities Mortgage Loan Trust 1997-1 MIF 7.42% due 3/25/2027	21,102	20,515
Capital One Multi-Asset Execution Trust 2006-A2 A 4.85% due 11/15/2013	650,000	633,591
Capital One Prime Auto Receivables Trust 2006-2 A4 4.94% due 7/15/2012	1,200,000	1,181,542
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	476,619	475,463
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	156,357	144,929
Chase Issuance Trust
2005-A10 A10 4.65% due 12/17/2012	1,710,000	1,686,043
2007-A15 A 4.96% due 9/17/2012	1,029,000	1,021,789
Citibank Omni Master Trust 2008-A10A A10 4.05% due 3/20/2013(2)	1,300,000	1,292,135
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	427,279	384,095
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	40,665	39,090
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	615,000	605,709
Nissan Auto Receivables Owner Trust 2008-B A3 4.46% due 4/16/2012	860,000	831,141
Residential Asset Mortgage Products, Inc.
2003-RZ4 A5 4.66% due 2/25/2032	173,742	171,304
2003-RS7 AI4 5.09% due 2/25/2031(1)	145,328	143,867
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023(1)	338,996	335,739
Total Asset Backed Securities (Cost $10,346,066)		9,980,686
Collateralized Mortgage Obligations — 21.2%
Banc of America Alternative Loan Trust 2004-1 2A1 6.00% due 2/25/2034	1,626,037	1,320,139
Banc of America Funding Corp. 2006-3 5A5 5.50% due 3/25/2036	923,673	862,451
Banc of America Mortgage Securities, Inc.
2004-F 2A6 4.144% due 7/25/2034(1)	330,000	324,948
2004-11 2A1 5.75% due 1/25/2035	1,646,382	1,511,287
Citicorp Mortgage Securities, Inc. 2007-8 1A3 6.00% due 9/25/2037	1,051,322	906,108
Countrywide Alternative Loan Trust
2004-35T2 A1 6.00% due 2/25/2035	725,449	672,398
2006-19CB A15 6.00% due 8/25/2036	899,136	710,574
Countrywide Home Loans Trust 2002-19 1A1 6.25% due 11/25/2032	615,553	615,635
FHLMC
2663 VQ 5.00% due 6/15/2022	400,000	386,598
1534 Z 5.00% due 6/15/2023	433,937	435,574
3227 PR 5.50% due 9/15/2035	2,300,000	2,247,352
FNMA
2006-45 AC 5.50% due 6/25/2036	421,795	424,666
2002-52 PB 6.00% due 2/25/2032	1,291,449	1,312,368
GNMA 1997-19 PG 6.50% due 12/20/2027	1,255,106	1,316,565
GSR Mortgage Loan Trust 2006-2F 7A1 5.50% due 1/25/2021	1,243,340	1,153,587
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	2,020,219	1,801,783
Mastr Asset Securitization Trust 2003-10 3A7 5.50% due 11/25/2033	918,000	834,092
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	866,723	825,012
Residential Funding Mortgage Securities Trust 2006-S3 A7 5.50% due 3/25/2036	1,305,297	1,231,230
Wells Fargo Mortgage Backed Securities Trust
2003-11 1A3 4.75% due 10/25/2018	1,500,000	1,499,126
2005-5 1A1 5.00% due 5/25/2020	1,484,843	1,399,929
2006-1 A3 5.00% due 3/25/2021	931,879	859,950
2003-2 A7 5.25% due 2/25/2018	1,350,000	1,244,720
2007-13 A7 6.00% due 9/25/2037	1,054,142	897,997
Total Collateralized Mortgage Obligations (Cost $26,480,891)		24,794,089
Commercial Mortgage Backed Securities — 9.6%
Banc of America Commercial Mortgage, Inc.
2003-1 A2 4.648% due 9/11/2036	650,000	605,712

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
2006-2 A4 5.929% due 5/10/2045	$927,000	$838,899
Bear Stearns Commercial Mortgage Securities 2006-T24 AM 5.568% due 10/12/2041(1)	802,000	644,022
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	28,256	28,173
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	1,500,000	1,486,050
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	934,152	915,471
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	1,560,000	1,640,460
GMAC Commercial Mortgage Securities, Inc. 2006 C1 AM 5.29% due 11/10/2045(1)	572,000	460,643
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2005-LDP3 A4 4.936% due 8/15/2042(1)	1,000,000	888,783
2005-LDP5 A4 5.179% due 12/15/2044(1)	720,000	652,137
2001-C1 A3 5.857% due 10/12/2035	1,000,000	985,029
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	1,025,866	1,036,989
Merrill Lynch Mortgage Trust 2004-BPC1 A5 4.855% due 10/12/2041(1)	1,110,000	1,009,183
Total Commercial Mortgage Backed Securities (Cost $11,801,599)		11,191,551
Corporate Bonds — 18.2%
Aerospace & Defense — 0.3%
General Dynamics Corp. 4.50% due 8/15/2010	100,000	101,485
L-3 Communications Corp. 6.125% due 1/15/2014	250,000	231,250
		332,735
Automotive — 0.2%
DaimlerChrysler NA Holdings 6.50% due 11/15/2013	80,000	78,070
TRW, Inc. 7.75% due 6/1/2029	150,000	163,964
		242,034
Building Materials — 0.2%
CRH America, Inc. 6.00% due 9/30/2016	350,000	301,623
		301,623
Computers — 0.2%
Computer Sciences Corp. 6.50% due 3/15/2018(2)	200,000	192,095
		192,095
Diversified Financial Services — 0.2%
Allstate Life Global Funding Trust Nt. 5.375% due 4/30/2013	200,000	193,069
		193,069
Diversified Manufacturing — 0.6%
Parker Hannifin Corp. Sr. Nt. 6.25% due 5/15/2038	100,000	96,724
Siemens Financieringsmat N.V. 6.125% due 8/17/2026(2)	200,000	183,279
United Technologies Corp.
4.375% due 5/1/2010	100,000	101,686
4.875% due 5/1/2015	300,000	295,470
		677,159
Electric — 0.4%
Nevada Power Co. 6.65% due 4/1/2036	150,000	132,911
PacifiCorp 5.25% due 6/15/2035	100,000	79,699
PPL Electric Utilities Corp. 6.45% due 8/15/2037	250,000	233,084
		445,694
Electronics — 0.1%
Koninklijke Philips Electronics NV 6.875% due 3/11/2038	150,000	148,626
		148,626
Energy — 0.6%
Anadarko Petroleum Corp. 6.45% due 9/15/2036	125,000	98,006
Canadian Natural Resources Ltd. 6.25% due 3/15/2038	150,000	115,684
RAS Laffan Liquefied Natural Gas Co. Ltd. 3.437% due 9/15/2009(2)	118,800	119,020
Western Oil Sands, Inc. 8.375% due 5/1/2012	350,000	369,231
		701,941
Energy - Refining — 0.1%
Tosco Corp. 8.125% due 2/15/2030	125,000	139,112
		139,112
Entertainment — 0.4%
Time Warner, Inc. 7.57% due 2/1/2024	350,000	315,492
Viacom, Inc. 6.875% due 4/30/2036	200,000	160,336
		475,828
Finance Companies — 0.9%
Capital One Bank Co. 5.75% due 9/15/2010	200,000	184,233
General Electric Capital Corp.
Sr. Nt.
5.625% due 5/1/2018	300,000	253,583
6.75% due 3/15/2032	200,000	166,937
Household Finance Corp. 6.375% due 11/27/2012	300,000	288,715
SLM Corp. 4.00% due 1/15/2009	200,000	164,000
		1,057,468

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Financial — 1.3%
Bear Stearns Cos., Inc. 6.40% due 10/2/2017	$200,000	$186,780
Goldman Sachs Group, Inc.
5.125% due 1/15/2015	400,000	330,180
5.625% due 1/15/2017	80,000	56,783
6.15% due 4/1/2018	300,000	249,454
Lehman Brothers Holdings Capital Trust VII 5.857% due 11/29/2049(3)(4)	200,000	20
Lehman Brothers Holdings, Inc. 6.50% due 7/19/2017(4)	230,000	288
Merrill Lynch & Co.
6.05% due 8/15/2012	250,000	234,408
6.875% due 4/25/2018	200,000	176,950
Morgan Stanley
4.00% due 1/15/2010	150,000	123,001
5.95% due 12/28/2017	300,000	187,934
		1,545,798
Financial - Banks — 3.2%
American Express Bank FSB 6.00% due 9/13/2017	250,000	208,789
Bank of America Corp. 4.875% due 9/15/2012	400,000	369,624
Citigroup, Inc.
4.625% due 8/3/2010	400,000	365,233
Sr. Nt. 6.125% due 5/15/2018	400,000	331,202
6.50% due 8/19/2013	200,000	177,754
City National Corp. 5.125% due 2/15/2013	300,000	268,241
Credit Suisse First Boston USA, Inc. 6.50% due 1/15/2012	200,000	197,359
Deutsche Bank AG London 6.00% due 9/1/2017	200,000	188,953
HSBC USA, Inc. 4.625% due 4/1/2014	200,000	179,862
J.P. Morgan Chase Capital XXII 6.45% due 2/2/2037	100,000	72,454
JPMorgan Chase & Co. 5.75% due 1/2/2013	200,000	191,472
JPMorgan Chase Bank N.A. 6.00% due 10/1/2017	400,000	366,635
PNC Bank N.A. 6.875% due 4/1/2018	200,000	191,551
Sovereign Bank, Inc. 5.125% due 3/15/2013	150,000	86,291
Wachovia Capital Trust III 5.80% due 3/15/2042(3)	300,000	126,000
Wachovia Corp. 5.25% due 8/1/2014	300,000	183,955
Wells Fargo Bank NA 5.75% due 5/16/2016	300,000	277,784
		3,783,159
Food & Beverage — 0.2%
Diageo Capital PLC 5.50% due 9/30/2016	125,000	119,929
Kraft Foods, Inc. Sr. Nt. 6.875% due 1/26/2039	125,000	113,855
		233,784
Health Care — 0.2%
Fisher Scientific International, Inc. 6.125% due 7/1/2015	200,000	193,037
		193,037
Insurance — 1.1%
Ace INA Holdings, Inc. 5.80% due 3/15/2018	200,000	182,218
Allied World Assurance Co. Hldgs., Ltd. 7.50% due 8/1/2016	100,000	88,231
AXA SA 6.463% due 12/31/2049(2)(3)	200,000	114,225
Liberty Mutual Group, Inc. 7.50% due 8/15/2036(2)	100,000	78,922
MetLife, Inc. 6.40% due 12/15/2036	125,000	77,930
Symetra Financial Corp. 6.125% due 4/1/2016(2)	300,000	241,723
UnitedHealth Group, Inc. 6.50% due 6/15/2037	125,000	103,770
Unum Group 5.859% due 5/15/2009	150,000	151,570
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(2)	300,000	289,282
		1,327,871
Iron - Steel — 0.2%
ArcelorMittal Nt. 6.125% due 6/1/2018(2)	100,000	88,611
Nucor Corp. 5.75% due 12/1/2017	200,000	191,875
		280,486
Machinery - Diversified — 0.1%
Roper Industries, Inc. Sr. Nt. 6.625% due 8/15/2013	100,000	102,252
		102,252
Media - Cable — 0.8%
Comcast Cable Communications, Inc. 6.875% due 6/15/2009	250,000	252,466
Comcast Corp.
6.45% due 3/15/2037	250,000	201,641
6.50% due 1/15/2017	100,000	93,985
Time Warner Cable, Inc. 5.85% due 5/1/2017	400,000	352,415
		900,507
Media - NonCable — 0.1%
News America Holdings, Inc. 8.00% due 10/17/2016	150,000	156,255
		156,255
Metals & Mining — 0.4%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt. 8.25% due 4/1/2015	100,000	98,250
Noranda, Inc. 6.00% due 10/15/2015	200,000	181,237
Steel Dynamics, Inc. 6.75% due 4/1/2015	150,000	129,000
Vale Overseas Ltd. 6.25% due 1/23/2017	100,000	93,444
		501,931
Natural Gas - Pipelines — 0.1%
Enterprise Products Operating LP 8.375% due 8/1/2066(1)	100,000	92,697
		92,697

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Office - Business Equipment — 0.2%
Xerox Corp. Sr. Nt. 5.65% due 5/15/2013	$200,000	$194,256
		194,256
Oil & Gas — 0.7%
Pemex Project Funding Master Trust 5.75% due 3/1/2018(2)	175,000	165,603
Petrobras International Finance Co. 5.875% due 3/1/2018	250,000	227,220
Transocean, Inc. Sr. Nt. 6.00% due 3/15/2018	200,000	186,659
XTO Energy, Inc. Sr. Nt.
5.50% due 6/15/2018	125,000	110,492
6.50% due 12/15/2018	125,000	115,946
		805,920
Oil & Gas Services — 0.2%
Weatherford International Ltd. 5.15% due 3/15/2013	200,000	192,610
		192,610
Paper & Forest Products — 0.1%
Weyerhaeuser Co. 6.75% due 3/15/2012	75,000	74,125
		74,125
Pharmaceuticals — 0.4%
Amgen, Inc. 5.85% due 6/1/2017	100,000	95,991
Astrazeneca PLC 6.45% due 9/15/2037	150,000	143,423
Genentech, Inc. 4.75% due 7/15/2015	150,000	139,327
Wyeth 5.95% due 4/1/2037	125,000	112,709
		491,450
Railroads — 0.3%
Norfolk Southern Corp. 6.75% due 2/15/2011	300,000	312,881
		312,881
Real Estate Investment Trusts — 1.1%
ERP Operating LP 5.375% due 8/1/2016	200,000	169,631
Highwoods Realty Ltd. 5.85% due 3/15/2017	150,000	120,323
Liberty Property LP 7.25% due 3/15/2011	200,000	202,988
PPF Funding, Inc. 5.35% due 4/15/2012(2)(5)	200,000	197,161
Regency Centers LP 6.75% due 1/15/2012	100,000	100,373
Simon Property Group LP 5.25% due 12/1/2016	200,000	170,582
USB Realty Corp. 6.091% due 12/22/2049(2)(3)	250,000	115,000
Westfield Group 5.40% due 10/1/2012(2)	250,000	230,900
		1,306,958
Retailers — 0.2%
CVS Caremark Corp. 5.75% due 6/1/2017	125,000	116,812
Wal-Mart Stores, Inc. 4.50% due 7/1/2015	150,000	144,640
		261,452
Software — 0.2%
Oracle Corp. Sr. Nt. 5.75% due 4/15/2018	200,000	185,701
		185,701
Technology — 0.4%
Cisco Systems, Inc. 5.50% due 2/22/2016	125,000	120,115
International Business Machines Corp. 5.70% due 9/14/2017	100,000	96,868
National Semiconductor Corp. 6.60% due 6/15/2017	250,000	234,561
		451,544
Utilities - Electric — 1.0%
Alabama Power Co. 5.65% due 3/15/2035	300,000	254,738
Exelon Corp. 4.45% due 6/15/2010	200,000	198,106
Florida Power & Light Co. 4.95% due 6/1/2035	200,000	160,998
Pacific Gas & Electric Co. 6.05% due 3/1/2034	100,000	88,268
Potomac Edison Co. 5.35% due 11/15/2014	300,000	277,441
Public Service Electric Gas Co. 5.125% due 9/1/2012	200,000	199,284
		1,178,835
Wireless Communications — 0.3%
New Cingular Wireless Services, Inc. 8.125% due 5/1/2012	300,000	319,974
Vodafone Group PLC 6.15% due 2/27/2037	100,000	80,311
		400,285
Wireline Communications — 1.2%
AT&T, Inc. 6.30% due 1/15/2038	300,000	248,460
Deutsche Telekom International Finance BV 8.75% due 6/15/2030(1)	250,000	241,765
France Telecom S.A.
7.75% due 3/1/2011(1)	200,000	209,898
8.50% due 3/1/2031(1)	115,000	124,763
Telecom Italia Capital 5.25% due 10/1/2015	150,000	124,860
Verizon Communications, Inc.
5.55% due 2/15/2016	225,000	207,360
6.40% due 2/15/2038	250,000	208,655
		1,365,761
Total Corporate Bonds (Cost $24,358,201)		21,246,939
Mortgage Pass-Through Securities — 18.0%
FHLMC
5.50% due 9/1/2034 -12/1/2035	2,767,732	2,757,668
7.00% due 9/1/2038	2,100,000	2,199,253
FNMA
5.00% due 4/1/2034-4/1/2038	5,031,175	4,909,398

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Investment Quality Bond Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
5.50% due 4/1/2022 -3/1/2038	$4,641,035	$4,636,752
5.755% due 12/1/2036(1)	838,925	851,269
6.00% due 8/1/2021	498,474	508,768
6.197% due 8/1/2046(1)	727,144	746,630
6.50% due 1/1/2013 -3/1/2038	3,203,000	3,290,898
7.00% due 2/1/2009 -6/1/2032	281,972	296,548
7.50% due 5/1/2027 -2/1/2031	215,701	233,567
8.00% due 6/1/2030 -9/1/2030	81,161	87,923
GNMA
6.00% due 12/15/2033	199,695	203,323
6.50% due 4/15/2033	351,586	361,496
Total Mortgage Pass-Through Securities (Cost $20,950,923)		21,083,493
Municipal Bonds — 1.5%
Arizona Water Infrastructure Finance Authority Revenue Water Quality-Series A 5.00% due 10/1/2027	300,000	292,458
Connecticut State Series F 5.00% due 12/1/2021	300,000	302,580
Massachusetts State General Obligation Consolidated Loan-Series A 5.00% due 8/1/2033	300,000	285,642
Massachusetts State Health & Educational Facilities Authority Revenue Harvard University-Series B 5.00% due 10/1/2038	300,000	288,294
New York State Dormitory Authority Columbia University-Series C 5.00% due 7/1/2025	300,000	294,969
New York State Environmental Facilities Corp. State Clean Water & Drinking Water Revenue Series D 5.00% due 9/15/2032	300,000	283,203
Total Municipal Bonds (Cost $1,820,572)		1,747,146
Sovereign Debt Securities — 0.6%
Pemex Project Funding Master Trust 7.875% due 2/1/2009	350,000	353,303
Quebec Province 4.60% due 5/26/2015	250,000	252,612
United Mexican States 4.625% due 10/8/2008	100,000	100,000
Total Sovereign Debt Securities (Cost $700,038)		705,915
Taxable Municipal Securities — 0.2%
Oregon — 0.2%
Oregon School Board Association 4.759% due 6/30/2028	200,000	183,994
		183,994
Total Taxable Municipal Securities (Cost $200,000)		183,994
U.S. Government Securities — 16.3%
U.S. Government Agency Securities — 4.5%
FHLB 5.125% due 7/17/2018	2,590,000	2,545,302
FHLMC 5.00% due 7/2/2018	1,418,000	1,384,202
FNMA 4.375% due 7/17/2013	1,350,000	1,369,861
		5,299,365
U.S. Treasury Bonds — 1.9%
U.S. Treasury Bonds 4.375% due 2/15/2038	2,166,000	2,193,582
		2,193,582
U.S. Treasury Notes — 9.9%
U.S. Treasury Notes
2.00% due 9/30/2010	850,000	850,265
3.125% due 9/30/2013	6,375,000	6,418,828
4.00% due 8/15/2018	4,294,000	4,355,056
		11,624,149
Total U.S. Government Securities (Cost $18,897,705)		19,117,096

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)	30	1,077
RS Emerging Growth Fund, Class Y(6)	44	1,305
RS Emerging Markets Fund, Class A(6)	36	623
RS Equity Dividend Fund, Class Y(6)	24	182
RS Global Natural Resources Fund, Class Y(6)	24	672
RS Growth Fund, Class Y(6)	30	323
RS Partners Fund, Class Y(6)	29	785
RS S&P 500 Index Fund, Class A(6)	23	184
RS Smaller Company Growth Fund, Class Y(6)	22	322
RS Technology Fund, Class Y(6)	27	318
RS Value Fund, Class Y(6)	55	1,151
Total Other Investments (Cost $7,973)		6,942
Total Investments — 94.1% (Cost $115,563,968)		110,057,851
Other Assets, Net — 5.9%		6,845,292
Total Net Assets — 100.0%		$116,903,143

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2008.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $6,434,466, representing 5.5% of net assets of which $6,237,305 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Maturity is perpetual. Maturity date presented represents the next call date.

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Investment Quality Bond Fund (continued)

(4)	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
Lehman Brothers Holdings Capital Trust VII	5.857%	11/29/2049	200,000	200,312	20
Lehman Brothers Holdings, Inc.	6.50%	7/19/2017	230,000	228,237	288

(5)	Security deemed illiquid by the investment adviser.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$19,476,651
Level 2 – Significant Other Observable Inputs	90,581,200
Level 3 – Significant Unobservable Inputs	—
Total	$110,057,851

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Low Duration Bond Fund

September 30, 2008 (unaudited)	Principal Amount	Value
Asset Backed Securities — 16.6%
American Express Credit Account Master Trust 2004-3 A 4.35% due 12/15/2011	$360,000	$359,603
Ameriquest Mortgage Securities, Inc. 2003-5 A6 4.541% due 4/25/2033(1)	277,612	230,548
Capital Auto Receivables Asset Trust 2006-SN1A A3 5.31% due 10/20/2009(2)	112,460	112,486
Capital One Multi-Asset Execution Trust 2006-A2 A 4.85% due 11/15/2013	200,000	194,951
Capital One Prime Auto Receivables Trust 2006-2 A4 4.94% due 7/15/2012	600,000	590,771
Carmax Auto Owner Trust 2005-1 A4 4.35% due 3/15/2010	147,058	146,701
Chase Funding Mortgage Loan Trust 2004-1 1A6 4.266% due 6/25/2015	393,126	364,392
Chase Issuance Trust 2007-A15 A 4.96% due 9/17/2012	580,000	575,935
Citibank Credit Card Master Trust I 1999-2 A 5.875% due 3/10/2011	550,000	553,204
Citibank Omni Master Trust 2008-A10A A10 4.05% due 3/20/2013(2)	400,000	397,580
CitiFinancial Mortgage Securities, Inc. 2003-3 AF5 4.553% due 8/25/2033(1)	320,230	287,866
Countrywide Asset-Backed Certificates Trust 2004-S1 A2 3.872% due 3/25/2020(1)	56,230	54,053
Detroit Edison Securitization Funding LLC 2001-1 A4 6.19% due 3/1/2013	205,114	209,795
Ford Credit Auto Owner Trust 2005-B A4 4.38% due 1/15/2010	151,234	151,056
GE Capital Credit Card Master Note Trust 2006-1 A 5.08% due 9/15/2012	370,000	364,410
Nissan Auto Receivables Owner Trust 2008-B A3 4.46% due 4/16/2012	400,000	386,577
Peco Energy Transition Trust 2000-A A4 7.65% due 3/1/2010	365,000	374,197
PSE&G Transition Funding LLC 2001-1 A5 6.45% due 3/15/2013	500,000	515,557
Residential Asset Mortgage Products, Inc. 2003-RZ4 A5 4.66% due 2/25/2032	295,361	291,216
2002-RS4 AI5 6.163% due 8/25/2032(1)	30,305	19,551
Vanderbilt Acquisition Loan Trust 2002-1 A3 5.70% due 9/7/2023	356,838	353,410
World Omni Auto Receivables Trust 2005-A A4 3.82% due 11/12/2011	349,800	349,506
Total Asset Backed Securities (Cost $7,016,812)		6,883,365
Collateralized Mortgage Obligations — 7.2%
Banc of America Mortgage Securities, Inc. 2004-F 2A6 4.144% due 7/25/2034(1)	360,000	354,488
Countrywide Alternative Loan Trust 2004-35T2 A1 6.00% due 2/25/2035	237,532	220,162
FHLMC
2598 QC 4.50% due 6/15/2027	224,121	224,217
1534 Z 5.00% due 6/15/2023	181,376	182,060
20 H 5.50% due 10/25/2023	84,582	85,823
1650 J 6.50% due 6/15/2023	76,131	76,538
FNMA
2003-24 PU 3.50% due 11/25/2015	144,558	142,932
2003-63 GU 4.00% due 7/25/2033	68,515	68,144
2005-39 CL 5.00% due 12/25/2021	292,835	295,093
2003-13 ME 5.00% due 2/25/2026	42,435	42,405
2006-45 AC 5.50% due 6/25/2036	135,391	136,313
2002-52 PB 6.00% due 2/25/2032	408,959	415,583
GNMA 2002-93 NV 4.75% due 2/20/2032	31,447	31,342
GSR Mortgage Loan Trust 2006-2F 7A1 5.50% due 1/25/2021	388,745	360,682
J.P. Morgan Mortgage Trust 2005-S2 2A15 6.00% due 9/25/2035	172,093	153,485
Residential Asset Mortgage Products, Inc. 2005-SL1 A4 6.00% due 5/25/2032	143,759	136,841
Wells Fargo Mortgage-Backed Securities Trust 2005-14 2A1 5.50% due 12/25/2035	55,498	49,792
Total Collateralized Mortgage Obligations (Cost $3,036,312)		2,975,900
Commercial Mortgage Backed Securities — 9.3%
Chase Commercial Mortgage Securities Corp. 1998-2 A2 6.39% due 11/18/2030	57,901	57,731
Commercial Mortgage Asset Trust 1999-C1 A3 6.64% due 1/17/2032	252,118	252,072

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Low Duration Bond Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Crown Castle Towers LLC 2005-1A AFX 4.643% due 6/15/2035(2)	$250,000	$247,675
CS First Boston Mortgage Securities Corp. 2004-C5 A2 4.183% due 11/15/2037	294,995	289,096
Four Times Square Trust 2000-4TS A2 7.795% due 4/15/2015(2)	490,000	515,273
GMAC Commercial Mortgage Securities, Inc. 1999-C2 A2 6.945% due 9/15/2033	235,929	235,902
Greenwich Capital Commercial Funding Corp. 2005-GG3 A2 4.305% due 8/10/2042	336,000	329,323
GS Mortgage Securities Corp. II 2004-GG2 A3 4.602% due 8/10/2038	380,000	375,498
J.P. Morgan Chase Commercial Mortgage Securities Corp.
2004-C1 A1 3.053% due 1/15/2038	211,027	206,769
2001-C1 A3 5.857% due 10/12/2035	345,000	339,835
J.P. Morgan Commercial Mortgage Finance Corp. 2000-C9 A2 7.77% due 10/15/2032	298,888	302,129
LB UBS Commercial Mortgage Trust 2003-C1 A2 3.323% due 3/15/2027	8,522	8,470
Morgan Stanley Capital I, Inc. 1999-RM1 E 7.061% due 12/15/2031(1)	690,000	688,870
Total Commercial Mortgage Backed Securities (Cost $3,916,431)		3,848,643
Corporate Bonds — 17.4%
Automotive — 0.7%
General Motors Nova Scotia Finance Co. 6.85% due 10/15/2008	300,000	297,000
		297,000
Beverages — 0.9%
Anheuser-Busch Cos., Inc. 5.625% due 10/1/2010	375,000	375,800
		375,800
Diversified Financial Services — 1.4%
Citigroup, Inc. 4.25% due 7/29/2009	300,000	288,597
The Goldman Sachs Group, Inc. Sr. Nt. 4.50% due 6/15/2010	300,000	278,484
		567,081
Electric — 1.6%
Alabama Power Co. 5.375% due 10/1/2008	350,000	350,000
Pacific Gas & Electric Co. 3.60% due 3/1/2009	300,000	297,585
		647,585
Energy — 0.2%
RAS Laffan Liquefied Natural Gas Co. Ltd. 3.437% due 9/15/2009(2)	89,100	89,265
		89,265
Environmental — 0.8%
Allied Waste North America, Inc. Sr. Sec. Nt. 6.50% due 11/15/2010	350,000	342,125
		342,125
Finance Companies — 1.9%
Popular NA, Inc. 3.875% due 10/1/2008	300,000	300,000
SLM Corp. 4.00% due 1/15/2009	150,000	123,000
Textron Financial Corp. 5.125% due 11/1/2010	350,000	352,492
		775,492
Financial - Banks — 0.8%
PNC Funding Corp. 4.50% due 3/10/2010	350,000	346,494
		346,494
Food & Beverage — 0.8%
Pepsi Bottling Holdings, Inc. 5.625% due 2/17/2009(2)	350,000	351,615
		351,615
Health Care-Services — 0.9%
UnitedHealth Group, Inc. Sr. Nt. 5.125% due 11/15/2010	350,000	352,438
		352,438
Insurance — 1.8%
Genworth Financial, Inc. Sr. Nt. Class A 4.75% due 6/15/2009(3)	350,000	290,150
Metropolitan Life Global Funding I Sr. Sec. Nt. 4.50% due 5/5/2010(2)	120,000	120,150
Unum Group 5.859% due 5/15/2009	350,000	353,665
		763,965
Media - Cable — 1.7%
Comcast Corp. 5.45% due 11/15/2010	350,000	351,266
Cox Communications, Inc. 4.625% due 1/15/2010	350,000	344,856
		696,122
Natural Gas - Distributors — 0.7%
ONEOK, Inc. 7.125% due 4/15/2011	290,000	293,988
		293,988
Oil & Gas — 0.9%
XTO Energy, Inc. 5.00% due 8/1/2010	350,000	351,779
		351,779
Retailers — 0.8%
CVS Caremark Corp. 4.00% due 9/15/2009	350,000	343,227
		343,227

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Low Duration Bond Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Telecommunications — 0.8%
AT&T, Inc. Sr. Nt. 4.125% due 9/15/2009	$350,000	$347,236
		347,236
Wireline Communications — 0.7%
Telecom Italia Capital 4.00% due 11/15/2008	300,000	299,085
		299,085
Total Corporate Bonds (Cost $7,401,468)		7,240,297
Mortgage Pass-Through Securities — 1.5%
FHLMC 7.00% due 9/1/2038	360,000	377,015
FNMA 6.197% due 8/1/2046(1)	254,637	261,460
Total Mortgage Pass-Through Securities (Cost $632,020)		638,475
Sovereign Debt Securities — 0.7%
United Mexican States 4.625% due 10/8/2008	300,000	300,000
Total Sovereign Debt Securities (Cost $299,963)		300,000
U.S. Government Securities — 44.8%
U.S. Government Agency Securities — 19.6%
FHLMC 4.00% due 12/15/2009	1,380,000	1,393,514
FNMA 3.875% due 2/15/2010	920,000	928,677
5.00% due 10/15/2011-2/16/2012	1,210,000	1,263,620
5.125% due 4/15/2011	1,800,000	1,881,043
7.25% due 1/15/2010	2,570,000	2,701,504
		8,168,358
U.S. Treasury Notes — 25.2%
U.S. Treasury Notes
2.00% due 2/28/2010	1,180,000	1,180,922
2.125% due 4/30/2010	1,923,000	1,932,165
2.375% due 8/31/2010	865,000	871,622
2.625% due 5/31/2010	455,000	460,083
2.75% due 7/31/2010	645,000	655,028
2.875% due 6/30/2010	365,000	371,017
3.125% due 9/30/2013	2,260,000	2,275,538
4.50% due 5/15/2010	645,000	671,757
4.625% due 7/31/2012	608,000	651,415
4.75% due 5/31/2012	255,000	274,025
4.875% due 5/31/2011	1,050,000	1,125,469
		10,469,041
Total U.S. Government Securities (Cost $18,414,305)		18,637,399

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(4)	9	337
RS Emerging Growth Fund, Class Y(4)	14	409
RS Emerging Markets Fund, Class A(4)	11	195
RS Equity Dividend Fund, Class Y(4)	8	57
RS Global Natural Resources Fund, Class Y(4)	7	211
RS Growth Fund, Class Y(4)	10	101
RS Investment Quality Bond Fund, Class A(4)	6	61
RS Partners Fund, Class Y(4)	9	246
RS S&P 500 Index Fund, Class A(4)	7	58
RS Smaller Company Growth Fund, Class Y(4)	7	101
RS Technology Fund, Class Y(4)	8	100
RS Value Fund, Class Y(4)	17	361
Total Other Investments (Cost $2,560)		2,237
Total Investments — 97.5% (Cost $40,719,871)		40,526,316
Other Assets, Net — 2.5%		1,037,358
Total Net Assets — 100.0%		$41,563,674

(1)	Variable rate securities, which may include step-up bonds or adjustable rate mortgages. The rate shown is the rate in effect at September 30, 2008.

(2)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $1,834,044, representing 4.4% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Security deemed illiquid by the investment adviser.

(4)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$18,939,636
Level 2 – Significant Other Observable Inputs	21,586,680
Level 3 – Significant Unobservable Inputs	—
Total	$40,526,316

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS High Yield Bond Fund

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Corporate Bonds — 94.8%
Advertising — 1.1%
Lamar Media Corp. Sr. Nt. 6.625% due 8/15/2015	Ba3/BB-	$500,000	$413,750
RH Donnelley, Inc. 11.75% due 5/15/2015(1)	B1/B+	705,000	430,050
			843,800
Aerospace & Defense — 2.4%
Communications & Power Industries, Inc. Sr. Sub. Nt. 8.00% due 2/1/2012	B3/B-	490,000	463,662
DRS Technologies, Inc. Sr. Sub. Nt. 7.625% due 2/1/2018	B3/B	520,000	543,400
L-3 Communications Corp.
Sr. Sub. Nt.
5.875% due 1/15/2015	Ba3/BB+	180,000	162,900
6.375% due 10/15/2015	Ba3/BB+	200,000	184,000
Moog, Inc. Sr. Sub. Nt. 7.25% due 6/15/2018(1)	Ba3/BB-	450,000	432,000
			1,785,962
Auto Parts & Equipment — 0.6%
Lear Corp. Ser. B 8.75% due 12/1/2016	B3/B	480,000	333,600
Tenneco, Inc. 8.125% due 11/15/2015	B2/BB-	180,000	153,900
			487,500
Automotive — 4.8%
American Axle & Manufacturing, Inc. Sr. Nt. 7.875% due 3/1/2017	B1/B+	150,000	79,500
Ford Motor Credit Co. Sr. Nt.
7.241% due 4/15/2012(2)	B1/B-	650,000	600,930
7.25% due 10/25/2011	B1/B-	1,400,000	890,250
8.00% due 12/15/2016	B1/B-	700,000	442,594
9.75% due 9/15/2010	B1/B-	538,000	385,791
9.875% due 8/10/2011	B1/B-	570,000	393,237
General Motors Nova Scotia Finance Co. 6.85% due 10/15/2008	Caa2/B-	580,000	574,200
Goodyear Tire & Rubber Co.
6.678% due 12/1/2009(2)	Ba3/BB-	140,000	137,200
Sr. Nt. 8.625% due 12/1/2011	Ba3/BB-	91,000	90,090
			3,593,792
Building Materials — 1.5%
Norcraft Cos. L.P. Sr. Sub. Nt. 9.00% due 11/1/2011	B1/B+	500,000	480,000
Texas Industries, Inc. Sr. Nt. 7.25% due 7/15/2013(1)	Ba3/BB-	760,000	661,200
			1,141,200
Chemicals — 1.1%
Koppers, Inc. Sr. Nt. 9.875% due 10/15/2013	Ba3/B+	398,000	409,940
Nalco Co. Sr. Sub. Nt. 8.875% due 11/15/2013	B3/B	410,000	408,975
			818,915
Computers — 0.7%
Seagate Technology HDD Holdings 6.80% due 10/1/2016	Ba1/BB+	580,000	507,500
			507,500
Construction Machinery — 0.9%
Titan International, Inc. Sr. Nt. 8.00% due 1/15/2012	Caa1/B-	160,000	155,200
United Rentals NA, Inc. Sr. Sub. Nt. 7.75% due 11/15/2013	B2/B	640,000	488,000
			643,200
Consumer Products — 0.5%
Elizabeth Arden, Inc. Sr. Sub. Nt. 7.75% due 1/15/2014	B1/B+	410,000	373,100
			373,100
Diversified Financial Services — 4.4%
CDX North America High Yield Ser. 10 -T 8.875% due 6/29/2013(1)	B3/NR	2,000,000	1,790,000
GMAC LLC Sr. Nt. 6.875% due 9/15/2011	B3/B-	360,000	160,627
Rainbow National Services LLC 8.75% due 9/1/2012(1)	B1/BB	930,000	930,000
Stallion Oilfield Services Sr. Nt. 9.75% due 2/1/2015(1)	Caa1/B	580,000	377,000
			3,257,627
Diversified Manufacturing — 0.1%
ESCO Corp. Sr. Nt. 8.625% due 12/15/2013(1)	B2/B	90,000	88,200
			88,200
Electric — 8.6%
AES Corp. Sr. Nt.
8.00% due 10/15/2017	B1/BB-	360,000	324,900
8.00% due 6/1/2020(1)	B1/BB-	720,000	630,000
CMS Energy Corp. Sr. Nt. 6.55% due 7/17/2017	Ba1/BB	530,000	463,108
Dynegy Holdings, Inc. Sr. Nt. 7.75% due 6/1/2019	B2/B	830,000	664,000
Edison Mission Energy Sr. Nt. 7.00% due 5/15/2017	B1/BB-	350,000	315,000
Mirant Americas Generation, LLC Sr. Nt. 8.30% due 5/1/2011	B3/B-	180,000	173,250

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Mirant North America LLC 7.375% due 12/31/2013	B1/B-	$380,000	$357,200
NRG Energy, Inc. Sr. Nt. 7.375% due 1/15/2017	B1/B	645,000	586,950
Reliant Energy, Inc. Sr. Nt.
7.625% due 6/15/2014	B1/BB-	360,000	270,000
7.875% due 6/15/2017	B1/BB-	560,000	414,400
Sierra Pacific Resources Sr. Nt. 8.625% due 3/15/2014	Ba3/BB	557,000	570,467
Texas Competitive Electric Holdings Co. LLC 10.25% due 11/1/2015(1)	B3/CCC	1,820,000	1,642,550
			6,411,825
Electrical Components & Equipment — 0.2%
Belden, Inc. Sr. Sub. Nt. 7.00% due 3/15/2017	Ba1/BB-	175,000	155,750
			155,750
Electronics — 0.7%
Jabil Circuit, Inc. Sr. Nt. 8.25% due 3/15/2018	Ba1/BB+	580,000	542,300
			542,300
Energy — 7.1%
Allis-Chalmers Energy, Inc. Sr. Nt. 9.00% due 1/15/2014	B2/B+	305,000	274,500
Chaparral Energy, Inc. Sr. Nt. 8.50% due 12/1/2015	Caa1/B-	865,000	683,350
Compagnie Generale de Geophysique-Veritas Sr. Nt. 7.75% due 5/15/2017	Ba3/BB	85,000	80,750
Complete Production Services, Inc. Sr. Nt. 8.00% due 12/15/2016	B2/BB-	730,000	693,500
El Paso Corp. Sr. Nt. 7.00% due 6/15/2017	Ba3/BB-	540,000	482,416
Encore Acquisition Co. Sr. Sub. Nt. 7.25% due 12/1/2017	B1/B	600,000	492,000
Hilcorp Energy I L.P. Sr. Nt.
7.75% due 11/1/2015(1)	B3/BB-	165,000	141,900
9.00% due 6/1/2016(1)	B3/BB-	200,000	182,000
OPTI Canada, Inc. Sr. Sec. Nt.
7.875% due 12/15/2014	B1/BB+	200,000	177,000
8.25% due 12/15/2014	B1/BB+	615,000	550,425
Peabody Energy Corp. 6.875% due 3/15/2013	Ba1/BB+	540,000	521,100
Southwestern Energy Co. Sr. Nt. 7.50% due 2/1/2018(1)	Ba2/BB+	720,000	698,400
Whiting Petroleum Corp. Sr. Sub. Nt. 7.00% due 2/1/2014	B1/BB-	400,000	340,000
			5,317,341
Energy - Refining — 0.4%
Petroplus Finance Ltd. Sr. Nt.
6.75% due 5/1/2014(1)	B1/BB-	90,000	76,050
7.00% due 5/1/2017(1)	B1/BB-	265,000	219,950
			296,000
Entertainment — 0.4%
Scientific Games Corp. 7.875% due 6/15/2016(1)	Ba3/BB-	290,000	276,225
			276,225
Environmental — 0.4%
Allied Waste NA, Inc. Sr. Nt. 7.875% due 4/15/2013	B1/BB	335,000	332,488
			332,488
Food & Beverage — 3.4%
Aramark Corp. Sr. Nt.
6.301% due 2/1/2015(2)	B3/B	135,000	118,125
8.50% due 2/1/2015	B3/B	855,000	803,700
ASG Consolidated LLC Sr. Disc. Nt. 11.50% due 11/1/2011(3)	B3/B+	550,000	489,500
Constellation Brands, Inc. 7.25% due 5/15/2017	Ba3/BB-	360,000	331,200
Michael Foods, Inc. Sr. Sub. Nt. 8.00% due 11/15/2013	B3/B-	808,000	783,760
			2,526,285
Gaming — 2.4%
Boyd Gaming Corp. Sr. Sub. Nt.
6.75% due 4/15/2014	B1/BB	200,000	143,500
7.125% due 2/1/2016	B1/BB	400,000	277,000
Buffalo Thunder Development Authority Sr. Sec. Nt. 9.375% due 12/15/2014(1)(4)	B2/B	140,000	58,800
MGM Mirage, Inc. Sr. Nt. 7.50% due 6/1/2016	Ba2/BB	975,000	711,750
Pokagon Gaming Authority Sr. Nt. 10.375% due 6/15/2014(1)	B2/B+	186,000	188,325
Snoqualmie Entertainment Authority Nt. 9.125% due 2/1/2015(1)	B3/B	545,000	393,763
			1,773,138
Health Care — 8.5%
Alliance Imaging, Inc. Sr. Sub. Nt. 7.25% due 12/15/2012	B3/B-	1,060,000	964,600
Community Health Systems, Inc. 8.875% due 7/15/2015	B3/B	930,000	883,500
DaVita, Inc. 7.25% due 3/15/2015	B2/B	570,000	541,500

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Fresenius Medical Care Capital Tr. 7.875% due 6/15/2011	Ba3/BB	$570,000	$575,700
HCA, Inc. Sr. Nt.
6.75% due 7/15/2013	Caa1/B-	570,000	478,800
Sec. Nt. 9.125% due 11/15/2014	B2/BB-	1,422,000	1,382,895
9.25% due 11/15/2016	B2/BB-	1,130,000	1,098,925
Health Management Associates, Inc. Sr. Nt. 6.125% due 4/15/2016	NR/BB-	550,000	440,000
			6,365,920
Home Construction — 0.8%
Centex Corp. Sr. Nt. 4.55% due 11/1/2010	Ba2/BB	380,000	336,300
The Ryland Group, Inc. 5.375% due 5/15/2012	Ba2/BB-	290,000	236,350
			572,650
Insurance — 0.5%
UnumProvident Finance Co. Sr. Nt. 6.85% due 11/15/2015(1)	Ba1/BBB-	400,000	385,710
			385,710
Iron - Steel — 1.0%
Steel Dynamics, Inc. 7.375% due 11/1/2012	Ba2/BB+	800,000	732,000
			732,000
Leisure Time — 1.0%
Royal Caribbean Cruises Ltd. Sr. Nt.
6.875% due 12/1/2013	Ba1/BB+	360,000	300,600
7.00% due 6/15/2013	Ba1/BB+	540,000	464,400
			765,000
Lodging — 1.8%
Harrah’s Operating Co., Inc. 10.75% due 2/1/2016(1)	Caa1/B+	900,000	459,000
Host Marriott L.P. Sr. Nt. Ser. O 6.375% due 3/15/2015	Ba1/BB	900,000	731,250
Station Casinos, Inc. Sr. Nt. 7.75% due 8/15/2016	B3/B-	360,000	195,300
			1,385,550
Media - Cable — 7.0%
Cablevision Systems Corp. Sr. Nt. 8.00% due 4/15/2012(2)	B2/B+	510,000	479,400
Charter Communication Holdings II LLC Sr. Nt. 10.25% due 9/15/2010	Caa2/CCC	580,000	522,000
Charter Communications Operating LLC Sr. Sec. Nt.
8.00% due 4/30/2012(1)	B3/B-	372,000	332,940
10.875% due 9/15/2014(1)	B3/B-	140,000	135,800
Clear Channel Communications, Inc. Sr. Nt. 5.75% due 1/15/2013	Caa1/CCC+	610,000	271,450
CSC Holdings, Inc. Sr. Nt. Ser. B
7.625% due 4/1/2011	B1/BB	400,000	384,000
Sr. Nt. 8.50% due 6/15/2015(1)	B1/BB	450,000	417,938
DirecTV Holdings LLC Sr. Nt.
7.625% due 5/15/2016(1)	Ba3/BB	360,000	325,800
8.375% due 3/15/2013	Ba3/BB	635,000	627,062
Quebecor Media, Inc. Sr. Nt. 7.75% due 3/15/2016	B2/B	661,000	578,375
Sinclair Television Group, Inc. 8.00% due 3/15/2012	Ba3/BB-	830,000	800,950
Videotron Ltee. Sr. Nt. 9.125% due 4/15/2018(1)	Ba2/BB-	290,000	292,900
Virgin Media Finance PLC Sr. Nt. 9.125% due 8/15/2016	B2/B-	50,000	41,875
			5,210,490
Media - NonCable — 2.6%
Block Communications, Inc. Sr. Nt. 8.25% due 12/15/2015(1)	B1/B+	1,120,000	1,008,000
EchoStar DBS Corp. Sr. Nt.
6.375% due 10/1/2011	Ba3/BB-	365,000	335,800
6.625% due 10/1/2014	Ba3/BB-	295,000	236,737
Hughes Network Systems LLC Sr. Nt. 9.50% due 4/15/2014	B1/B	100,000	97,000
Idearc, Inc. Sr. Nt. 8.00% due 11/15/2016	B3/B-	430,000	117,175
Mediacom Broadband LLC Sr. Nt. 8.50% due 10/15/2015	B3/B-	150,000	123,750
			1,918,462
Metals & Mining — 1.6%
Freeport-McMoRan Copper & Gold, Inc. Sr. Nt.
8.25% due 4/1/2015	Ba2/BBB-	175,000	171,938
8.375% due 4/1/2017	Ba2/BBB-	535,000	526,975
Terex Corp. Sr. Sub. Nt. 8.00% due 11/15/2017	Ba3/B+	580,000	527,800
			1,226,713
Natural Gas - Distributors — 1.1%
Amerigas Partners L.P. Sr. Nt. 7.125% due 5/20/2016	Ba3/NR	600,000	537,000
Ferrellgas Partners L.P. Sr. Nt. 6.75% due 5/1/2014(1)	Ba3/B+	380,000	309,700
			846,700

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Natural Gas - Pipelines — 0.9%
El Paso Performance-Linked Tr. Sr. Nt. 7.75% due 7/15/2011(1)	Ba3/BB	$200,000	$202,526
MarkWest Energy Partners L.P. Sr. Nt. Ser. B 8.50% due 7/15/2016	B2/B+	400,000	378,000
SemGroup L.P. Sr. Nt. 8.75% due 11/15/2015(1)(5)	WR/NR	760,000	76,000
			656,526
Oil & Gas — 4.4%
Atlas Energy Resources LLC Sr. Nt. 10.75% due 2/1/2018(1)	B3/B	290,000	261,000
Chesapeake Energy Corp.
6.875% due 1/15/2016	Ba3/BB	360,000	328,500
7.50% due 9/15/2013	Ba3/BB	560,000	541,800
Sr. Nt. 7.625% due 7/15/2013	Ba3/BB	300,000	286,500
Comstock Resources, Inc. 6.875% due 3/1/2012	B2/B+	180,000	162,900
PetroHawk Energy Corp. Sr. Nt. 7.875% due 6/1/2015(1)	B3/B	290,000	252,300
Plains Exploration & Production Co. 7.625% due 6/1/2018	B1/BB	360,000	318,600
Quicksilver Resources, Inc. 8.25% due 8/1/2015	B1/B	570,000	521,550
Range Resources Corp. 7.25% due 5/1/2018	Ba3/BB	185,000	174,825
SandRidge Energy, Inc. Sr. Nt. 8.00% due 6/1/2018(1)	B3/B-	540,000	464,400
			3,312,375
Oil & Gas Services — 1.0%
Helix Energy Solutions Group, Inc. Sr. Nt. 9.50% due 1/15/2016(1)	B3/BB-	360,000	336,600
Seitel, Inc. 9.75% due 2/15/2014	B3/B-	540,000	440,100
			776,700
Packaging — 1.3%
Crown Americas LLC
7.625% due 11/15/2013	B1/B	180,000	177,300
7.75% due 11/15/2015	B1/B	800,000	780,000
			957,300
Paper & Forest Products — 2.9%
Caraustar Inds., Inc. Nt. 7.375% due 6/1/2009	Caa2/B-	490,000	406,700
Catalyst Paper Corp. Sr. Nt. Ser. D 8.625% due 6/15/2011	B2/B-	135,000	106,650
Graphic Packaging International, Inc. Sr. Sub. Nt. 9.50% due 8/15/2013	B3/B-	1,022,000	924,910
Rock-Tenn Co. Sr. Nt.
8.20% due 8/15/2011	Ba3/BB	360,000	369,000
9.25% due 3/15/2016(1)	Ba3/BB-	370,000	375,550
			2,182,810
Pipelines — 1.0%
Atlas Pipeline Partners L.P. 8.75% due 6/15/2018(1)	B3/B-	760,000	714,400
			714,400
Retailers — 1.0%
Inergy LP/ Inergy Finance Corp. 8.25% due 3/1/2016	B1/B+	600,000	552,000
Rent-A-Center Sr. Sub. Nt. Ser. B 7.50% due 5/1/2010	B2/B+	200,000	195,500
			747,500
Services — 0.8%
NCO Group, Inc. Sr. Nt.
7.679% due 11/15/2013(2)	B3/B-	165,000	134,475
Sr. Sub. Nt. 11.875% due 11/15/2014	Caa1/B-	180,000	146,700
Travelport LLC Sr. Nt. 7.436% due 9/1/2014(2)	B3/B	440,000	338,800
			619,975
Software — 0.2%
First Data Corp. 9.875% due 9/24/2015(1)	B3/B	180,000	141,300
			141,300
Supermarkets — 1.0%
Delhaize America, Inc. Debt. 9.00% due 4/15/2031	Baa3/BBB-	370,000	388,408
Supervalu, Inc. Sr. Nt. 7.50% due 11/15/2014	B1/B+	380,000	368,600
			757,008
Technology — 2.5%
Amkor Technologies, Inc. Sr. Nt. 7.75% due 5/15/2013	B1/B+	540,000	461,700
Freescale Semiconductor, Inc. Sr. Nt.
6.694% due 12/15/2014(2)	B2/B-	180,000	120,600
8.875% due 12/15/2014	B2/B-	180,000	124,200
Iron Mountain, Inc. Sr. Sub. Nt. 8.625% due 4/1/2013	B2/B+	700,000	689,500
SunGard Data Systems, Inc. 9.125% due 8/15/2013	Caa1/B	540,000	486,000
			1,882,000
Telecommunications — 3.9%
American Tower Corp. Sr. Nt. 7.00% due 10/15/2017(1)	Ba1/BB+	720,000	687,600
Frontier Communications Corp. Sr. Nt. 6.25% due 1/15/2013	Ba2/BB	580,000	543,025
Intelsat Corp. Sr. Nt. 9.25% due 8/15/2014(1)	B3/BB-	380,000	355,300

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS High Yield Bond Fund (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Intelsat Jackson Holdings Ltd. 11.25% due 6/15/2016	Caa2/CCC+	$290,000	$282,025
Intelsat Subsidiary Holding Co. Ltd. Sr. Nt. 8.50% due 1/15/2013(1)	B3/BB-	580,000	536,500
Nortel Networks Ltd. Sr. Nt.
7.041% due 7/15/2011(2)	B3/B-	380,000	253,650
10.75% due 7/15/2016	B3/B-	200,000	122,500
10.75% due 7/15/2016(1)	B3/B-	180,000	110,250
			2,890,850
Tobacco — 0.8%
Reynolds American, Inc. Sr. Sec. Nt. 7.25% due 6/1/2013	Baa3/BBB	600,000	616,562
			616,562
Transportation — 0.9%
American Railcar Industries, Inc. Sr. Nt. 7.50% due 3/1/2014	B1/BB-	440,000	389,400
Avis Budget Car Rental LLC Sr. Nt.
5.304% due 5/15/2014(2)	Ba3/B+	100,000	61,500
7.625% due 5/15/2014	Ba3/B+	100,000	63,250
7.75% due 5/15/2016	Ba3/B+	300,000	187,500
			701,650
Wireless Communications — 2.6%
Inmarsat Finance PLC Sr. Nt. 7.625% due 6/30/2012	Ba3/BB	310,000	297,600
iPCS, Inc. Sec. Nt. 6.051% due 5/1/2014(2)(6)	Caa1/CCC+	570,000	444,600
Sprint Capital Corp. 6.90% due 5/1/2019	Baa3/BB	1,510,000	1,170,250
			1,912,450
Wireline Communications — 2.0%
Nordic Telephone Co. Holdings Sr. Nt. 8.875% due 5/1/2016(1)	B2/B+	200,000	182,000
Qwest Corp. Sr. Nt.
7.625% due 6/15/2015	Ba1/BBB-	500,000	435,000
7.875% due 9/1/2011	Ba1/BBB-	885,000	849,600
			1,466,600
Total Corporate Bonds (Cost $80,504,570)			70,917,349

		Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(7)		20	718
RS Emerging Growth Fund, Class Y(7)		29	857
RS Emerging Markets Fund, Class A(7)		24	408
RS Equity Dividend Fund, Class Y(7)		15	115
RS Global Natural Resources Fund, Class Y(7)		15	440
RS Growth Fund, Class Y(7)		21	220
RS Investment Quality Bond Fund, Class A(7)		13	123
RS Partners Fund, Class Y(7)		19	515
RS S&P 500 Index Fund, Class A(7)		14	116
RS Smaller Company Growth Fund, Class Y(7)		14	203
RS Technology Fund, Class Y(7)		18	217
RS Value Fund, Class Y(7)		37	769
Total Other Investments (Cost $5,516)			4,701
Total Investments — 94.8% (Cost $80,510,086)			70,922,050
Other Assets, Net — 5.2%			3,857,176
Total Net Assets — 100.0%			$74,779,226

(1)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $17,579,926, representing 23.5% of net assets of which $17,521,126 have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(2)	Variable Rate Security. The rate shown is the rate in effect at September 30, 2008.

(3)	Step-up bond.

(4)	Security deemed illiquid by the investment adviser.

(5)	Non-income producing security. In the case of a bond, generally denotes that the issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default.

Securities	Coupon	Maturity Date	Principal Amount ($)	Acquisition Cost ($)	Value ($)
SemGroup L.P. Sr. Nt.	8.75%	11/15/2015	760,000	758,200	76,000

(6)	Payment-in-kind security for which part of the income earned may be paid as additional principal.

(7)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$4,701
Level 2 – Significant Other Observable Inputs	70,917,349
Level 3 – Significant Unobservable Inputs	—
Total	$70,922,050

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Tax-Exempt Fund

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Municipal Bonds — 97.4%
Alabama — 1.1%
Alabama 21st Century Auth. Tobacco Settlement Rev.,
5.25% due 12/1/2009	Baa1/A-	$1,000,000	$1,015,350
5.75% due 12/1/2019	Baa1/A-	160,000	154,870
			1,170,220
Alaska — 1.3%
Northern Tobacco Securitization Corp. AK Asset Bkd. 5.80% due 6/1/2010(1)	Aaa/AAA	1,300,000	1,362,387
			1,362,387
Arizona — 3.8%
AZ Wtr. Infrastructure Fin. Auth. Rev. Wtr Quality-Ser. A 5.00% due 10/1/2027	Aaa/AAA	1,500,000	1,462,290
Mesa AZ Utility Sys. Rev. FGIC Insured
5.00% due 7/1/2016(1)	A1/AA-	925,000	987,928
5.00% due 7/1/2027	A1/AA-	575,000	538,913
Phoenix, AZ G.O. Ser. B, 5.375% due 7/1/2012(1)	Aa1/AAA	1,000,000	1,062,940
			4,052,071
California — 7.7%
California St. 5.50% due 3/1/2027	A1/A+	2,000,000	1,999,900
California St. Dept. Wtr. Res. Pwr. Supply Rev. 5.00% due 5/1/2022	Aa3/A	1,500,000	1,463,850
Golden St. Tobacco Securitization Corp. CA Tobacco Settlement Ser. 2003 A-1, 5.00% due 6/1/2012(1)	Aaa/AAA	750,000	782,535
Irvine Ranch CA Wtr. Dist. 4.50% due 4/1/2033(2)	Aaa/AA+	2,500,000	2,500,000
San Francisco Calif. Bay Area Rapid Tran Dist. 5.00% due 8/1/2023	Aa1/AAA	1,500,000	1,487,505
			8,233,790
Colorado — 2.7%
North Metro Fire Rescue Dist. Colorado G.O., AMBAC insured 5.00% due 12/1/2027	Aa3/AA	1,000,000	977,040
West Metro Fire Protn. Dist. CO G.O. Ser. A, MBIA insured 5.25% due 12/1/2026	Aa3/NR	1,895,000	1,901,102
			2,878,142
Connecticut — 1.4%
Connecticut St. Ser. D, Series-2007 5.00% due 12/1/2026	Aa3/AA	1,500,000	1,473,555
			1,473,555
Delaware — 1.3%
Wilmington Delaware G.O. Ser.A 5.00% due 12/1/2028	A1/AA-	1,500,000	1,444,560
			1,444,560
Florida — 2.8%
Florida St Brd. of Ed. Series-2005 5.00% due 6/1/2019	Aa1/AAA	1,500,000	1,532,445
Florida St. Dept. Trans. - Right of Way 5.375% due 7/1/2027	Aa1/AAA	1,500,000	1,493,730
			3,026,175
Georgia — 2.7%
Gwinnett Cnty. GA Sch. Dist. G.O. 5.00% due 2/1/2032	Aaa/AAA	1,500,000	1,451,745
Metropolitan Atlanta Rapid Tran. Auth. GA Sales Tax Rev. Ref-Third Indenture-Ser. B, FSA insured 5.00% due 7/1/2026	Aaa/AAA	1,500,000	1,438,545
			2,890,290
Idaho — 1.4%
Idaho Hsg. & Fin. Assn. Single Family Mtge. Rev. Ser.C-1, 5.65% due 7/1/2028	Aaa/NR	1,500,000	1,451,355
			1,451,355
Illinois — 1.4%
Chicago Illinois G.O. Ser. A 5.25% due 1/1/2037	Aa3/AA-	1,500,000	1,448,490
			1,448,490
Kansas — 1.2%
Kansas St. Dev. Fin. Auth. Lease Rev. Ser. G-1, MBIA insured 5.125% due 4/1/2022	A2/AA	1,300,000	1,315,808
			1,315,808
Kentucky — 1.7%
Kentucky Asset / Liability Commn. Agy. Fd. Rev. Proj. Nts. Fed. Hwy. Tr. First Ser., 5.25% due 9/1/2018	Aa3/AA	1,750,000	1,864,030
			1,864,030
Maryland — 4.3%
Baltimore Cnty. MD Met. Dist-71st Issue 5.00% due 2/1/2022	Aaa/AAA	1,500,000	1,511,025
Maryland St. Dept. Transn. Cons. 5.00% due 2/15/2021	Aa2/AAA	1,500,000	1,522,335
Maryland St. Dept. Transn. Cons. Transn. 5.25% due 12/15/2017	Aa2/AAA	1,500,000	1,617,885
			4,651,245
Massachusetts — 4.3%
Massachusetts St. College Bldg. Auth. Proj. Rev. Ser. A, AMBAC insured 5.00% due 5/1/2026	Aa3/AA	1,200,000	1,142,988
Massachusetts St. G.O. Ser. D, 5.50% due 10/1/2020	Aa2/AA	1,000,000	1,058,590
Massachusetts St. Health & Ed. Facs. Auth. Rev. Ser. A, M.I.T. 5.00% due 7/1/2038	Aaa/AAA	1,000,000	962,490

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Tax-Exempt Fund (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Massachusetts St. Health & Ed. Facs. Auth. Rev. Harvard Univ. Ser B, 5.00% due 10/1/2038	Aaa/AAA	$1,500,000	$1,443,660
			4,607,728
Minnesota — 2.8%
Minnesota St. G.O. 5.00% due 8/1/2022	Aaa/AAA	1,500,000	1,505,205
Rochester, MN Waste Wtr. Ser. A G.O., 5.00% due 2/1/2026	Aaa/AAA	1,500,000	1,484,475
			2,989,680
Missouri — 5.3%
Camdenton, MO Reorganized Sch. Dist. Ref. & Impt. G.O., FSA insured 5.25% due 3/1/2024	Aaa/AAA	1,000,000	1,006,980
Missouri St. Hwys & Trans Commn St. Rd. Rev.
5.00% due 5/1/2025	Aa1/AAA	1,500,000	1,466,880
5.25% due 5/1/2018	Aa2/AAA	1,500,000	1,601,265
Missouri St. Brd. Pub. Bldgs. St. Office Bldg. Spl. Oblig. 5.50% due 5/1/2016	Aa1/AA+	1,500,000	1,573,290
			5,648,415
Nebraska — 0.4%
Lancaster Cnty. NE Sch. Dist. G.O. Lincoln Pub. Sch., 5.00% due 1/15/2031	Aa1/AAA	480,000	462,475
			462,475
New Jersey — 4.6%
New Jersey Garden St. Preservation Tr. Ser. A, FSA insured 5.50% due 11/1/2015	Aaa/AAA	1,500,000	1,626,870
New Jersey St. Ed. Facs. Auth. Rev. Princeton Univ. Ser. E, 5.00% due 7/1/2033	Aaa/AAA	1,500,000	1,458,390
Tobacco Settlement Fin. Corp. NJ Asset Bkd. Rev. 5.50% due 6/1/2012(1)	Aaa/AAA	1,735,000	1,870,504
			4,955,764
New York — 14.4%
Metropolitan Trans. Auth. NY Rev. Ser. B, 5.00% due 11/15/2020	A2/A	625,000	618,812
New York City Mun. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Ser. F-1, 5.00% due 6/15/2033(2)	Aa2/AAA	1,500,000	1,500,000
New York City Tr. Cultural Res. Rev. 5.00% due 4/1/2031	Aa2/AA-	450,000	426,159
New York G.O. Ser. L-4, 9.00% due 4/1/2038(2)	Aa3/AA	2,500,000	2,500,000
New York NY Ser. D1 5.125% due 12/1/2024	Aa3/AA	1,500,000	1,441,725
New York NY Ser. E 5.00% due 8/1/2015	Aa3/AA	1,500,000	1,556,070
New York St. Dorm. Auth. Rev. NonStruct. Supp. Debt. Columbia Univ. Ser. C, 5.00% due 7/1/2029	Aaa/AAA	1,500,000	1,449,150
Personal Income Tax Rev. Ser. B, 5.50% due 3/15/2020	Aa3/AAA	1,500,000	1,588,905
New York State Thruway Auth. New York 5.25% due 3/15/2027	NR/AAA	1,500,000	1,498,200
Port Auth. of New York & New Jersey FSA insured 5.00% due 8/15/2028	Aaa/AAA	1,500,000	1,446,825
Triborough Brdg. & Tunl. Auth. NY Revs. 5.00% due 11/15/2033	Aa2/AA-	1,500,000	1,412,055
			15,437,901
North Carolina — 4.1%
University NC. Univ. Revs. 5.00% due 12/1/2027	Aa1/AA+	1,500,000	1,453,170
Wake Cnty. NC G.O. 5.00% due 3/1/2018	Aaa/AAA	1,500,000	1,582,065
Wilmington, NC Wtr. & Swr. Sys. Rev. Ref., FSA insured 5.00% due 6/1/2030	Aaa/AAA	1,390,000	1,317,706
			4,352,941
Ohio — 2.0%
Franklin Cnty. OH Cnvtn. Facs. Ref. Tax & Lease Rev. Antic. Bds., AMBAC insured 5.25% due 12/1/2016	Aa3/AA	1,000,000	1,041,580
Univ. of Cincinnati, OH Gen. Rcpts. Ser. A, FGIC insured 5.50% due 6/1/2011	A2/A+	1,050,000	1,109,441
			2,151,021
Oregon — 2.7%
Oregon St. Dept. Trans. Hwy. User Tax Rev. Ser. A, 5.00% due 11/15/2028-11/15/2031	Aa2/AAA	3,000,000	2,879,100
			2,879,100
Pennsylvania — 2.0%
Pennsylvania St G.O. Ser. A, 5.00% due 11/1/2019	Aa2/AA	1,500,000	1,556,460
Pennsylvania St. Higher Ed. Facs. Auth. Rev., MBIA insured 5.00% due 6/15/2032	Aa3/NR	650,000	592,930
			2,149,390
Puerto Rico — 5.4%
Puerto Rico Comwlth. Govt. Dev. Bank Ser. B, 5.00% due 12/1/2012	Baa3/BBB	1,500,000	1,525,230

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Tax-Exempt Fund (continued)

September 30, 2008 (unaudited)	Rating Moody’s/ S&P	Principal Amount	Value
Puerto Rico Comwlth. Infrastructure Fing. Auth. Spl. Tax Rev. Ser. C, AMBAC insured 5.50% due 7/1/2025	Aa3/AA	$1,500,000	$1,411,245
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Ser. WW 5.50% due 7/1/2038	A3/BBB+	1,500,000	1,404,255
Puerto Rico Pub. Bldgs. Auth. Rev. Gtd. MBIA Insured 6.00% due 7/1/2027	A2/AA	1,500,000	1,473,360
			5,814,090
South Carolina — 2.7%
Charleston, SC Wtrwks. & Swr. Rev., 5.25% due 1/1/2018	Aa2/AA	1,250,000	1,291,850
South Carolina St. Pub. Svc. Auth. Rev. Ref. Ser. A, 5.50% due 1/1/2015	Aa2/AA-	1,500,000	1,616,265
			2,908,115
Tennessee — 0.1%
Tennessee St. Sch. Bd. Auth. Series-2008 5.00% due 5/1/2022	Aa2/AA	150,000	149,118
			149,118
Texas — 8.3%
Bexar Cnty. Tex. G.O. Ctfs. Oblig. FSA Insured 5.25% due 6/15/2027	Aaa/AAA	1,500,000	1,489,290
Fort Bend Tex. Indpt. Sch. Dist. G.O. Ref. & Sch. Bldg. PSF-GTD Insured 5.00% due 8/15/2028	NR/AAA	1,500,000	1,436,145
North Tex. Mun. Wtr. Dist. Regl. Wastewtr. Rev. 5.00% due 6/1/2028	Aa3/AA+	1,500,000	1,415,280
Spring Br. Tex. Indpt. Sch. Dist. 5.25% due 2/1/2034	Aaa/AAA	1,500,000	1,471,050
Texas St. Series-2007 5.00% due 8/1/2019	Aa1/AA	1,500,000	1,548,525
University Tex. Univ. Revs. Ref-Fing Sys-Ser. D, 5.00% due 8/15/2021	Aaa/AAA	1,500,000	1,507,035
			8,867,325
Virginia — 3.5%
Tobacco Settlement Fin. Corp. VA Asset Bkd., 5.50% due 6/1/2015(1)	Aaa/AAA	1,500,000	1,586,910
Upper Occoquan Sew. Auth. Regl. Sew. Rev. Ref. FSA Insured 5.00% due 7/1/2025	Aaa/AAA	1,500,000	1,466,610
Virginia St. Hsg. Dev. Auth. Amt-Ser. A-Subser A-3 5.05% due 7/1/2026	Aaa/AAA	750,000	653,670
			3,707,190
Total Municipal Bonds (Cost $108,745,996)			104,342,371

		Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)		26	952
RS Emerging Growth Fund, Class Y(3)		38	1,147
RS Emerging Markets Fund, Class A(3)		32	548
RS Equity Dividend Fund, Class Y(3)		21	158
RS Global Natural Resources Fund, Class Y(3)		20	591
RS Growth Fund, Class Y(3)		27	288
RS Investment Quality Bond Fund, Class A(3)		18	169
RS Partners Fund, Class Y(3)		26	689
RS S&P 500 Index Fund, Class A(3)		20	159
RS Smaller Company Growth Fund, Class Y(3)		19	279
RS Technology Fund, Class Y(3)		24	283
RS Value Fund, Class Y(3)		49	1,018
Total Other Investments (Cost $7,203)			6,281
Total Investments — 97.4% (Cost $108,753,199)			104,348,652
Other Assets, Net — 2.6%			2,770,794
Total Net Assets — 100.0%			$107,119,446

(1)	Pre-refunded.

(2)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2008.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$6,281
Level 2 – Significant Other Observable Inputs	104,342,371
Level 3 – Significant Unobservable Inputs	—
Total	$104,348,652

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments – RS Money Market Fund

September 30, 2008 (unaudited)	Principal Amount	Value
Corporate Bonds — 3.8%
Capital Markets — 1.0%
Morgan Stanley Group, Inc. 2.80% due 10/20/2008	$5,000,000	$4,992,611
		4,992,611
Diversified Financial Services — 1.8%
Goldman Sachs Group, Inc.
2.844% due 11/14/2008(1)	3,124,000	3,121,608
3.25% due 12/23/2008	2,400,000	2,397,203
JPMorgan Chase & Co. 6.00% due 1/15/2009-2/15/2009	3,830,000	3,866,584
		9,385,395
Retailers — 1.0%
Wal-Mart Stores, Inc. 6.875% due 8/10/2009	5,000,000	5,168,169
		5,168,169
Total Corporate Bonds (Cost $19,546,175)		19,546,175
U.S. Government Securities — 7.4%
U.S. Government Agency Securities — 7.4%
FHLB
2.25% due 2/13/2009	10,000,000	9,999,658
2.45% due 5/7/2009	5,000,000	5,000,000
FHLMC 2.34% due 10/16/2008	10,000,000	9,990,250
FNMA
2.38% due 10/20/2008	5,000,000	4,993,719
3.375% due 12/15/2008	8,000,000	8,014,902
		37,998,529
Total U.S. Government Securities (Cost $37,998,529)		37,998,529
Commercial Paper — 86.9%
Automotive — 1.0%
BMW U.S. Capital LLC 2.04% due 10/3/2008(2)	5,000,000	4,999,433
		4,999,433
Chemicals — 5.9%
BASF SE 2.33% due 12/8/2008(2)	10,000,000	9,955,989
E.I. du Pont de Nemours and Co. 2.07% due 10/22/2008(2)	10,000,000	9,987,925
Praxair, Inc.
2.10% due 10/9/2008	6,000,000	5,997,200
2.15% due 10/9/2008	4,460,000	4,457,869
		30,398,983
Computers — 5.8%
Hewlett-Packard Co.
2.18% due 10/3/2008(2)	10,000,000	9,998,789
2.30% due 12/23/2008(2)	10,000,000	9,946,972
IBM Capital, Inc. 2.05% due 10/24/2008(2)	10,000,000	9,986,903
		29,932,664
Diversified Financial Services — 1.9%
J.P. Morgan Chase & Co. 2.50% due 10/24/2008	10,000,000	9,984,028
		9,984,028
Diversified Manufacturing — 9.8%
3M Co. 2.00% due 10/27/2008(2)	10,000,000	9,985,555
Danaher Corp. 2.25% due 10/1/2008(2)	10,200,000	10,200,000
Genetech Technology Berhad 2.40% due 10/10/2008(2)	10,000,000	9,994,000
Parker-Hannifin Corp.
2.10% due 10/29/2008(2)	10,000,000	9,983,667
2.30% due 10/24/2008(2)	10,000,000	9,985,306
		50,148,528
Education Revenue — 2.2%
Brown University 2.37% due 10/17/2008	1,500,000	1,498,420
Harvard Schools 2.04% due 12/1/2008	5,000,000	4,982,716
Yale University 2.62% due 10/9/2008	5,000,000	4,997,089
		11,478,225
Electric — 3.9%
American Transmission Co., LLC 3.30% due 10/1/2008(2)	10,000,000	10,000,000
FPL Group Capital, Inc. 2.80% due 10/20/2008(2)	10,000,000	9,985,222
		19,985,222
Energy — 1.7%
ConocoPhillips 1.50% due 10/1/2008(2)	8,500,000	8,500,000
		8,500,000
Entertainment — 1.9%
The Walt Disney Co. 2.00% due 12/1/2008	10,000,000	9,966,111
		9,966,111
Financial - Banks — 13.1%
Bank of America Corp. 2.855% due 12/18/2008	10,000,000	9,938,142
BNP Paribas Finance, Inc. 2.62% due 11/10/2008	10,000,000	9,970,889
Deutsche Bank Financial LLC 1.50% due 10/1/2008	10,000,000	10,000,000
Lloyds Bank PLC 2.54% due 11/3/2008	7,700,000	7,682,072
PNC Funding Corp. 2.61% due 10/31/2008	10,000,000	9,978,250
Rabobank USA Finance Corp. 2.37% due 10/3/2008	10,000,000	9,998,683
Wells Fargo & Co. 3.08% due 12/8/2008	10,000,000	9,941,822
		67,509,858
Food & Beverage — 6.5%
Campbell Soup Co.
1.80% due 10/8/2008(2)	3,299,000	3,297,845
2.10% due 10/2/2008(2)	10,000,000	9,999,417
Nestle Capital Corp. 2.12% due 10/14/2008(2)	10,000,000	9,992,345

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments – RS Money Market Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
The Coca-Cola Co. 2.16% due 10/17/2008(2)	$10,000,000	$9,990,400
		33,280,007
Household Products - Wares — 1.9%
Proctor & Gamble Co. 2.22% due 10/27/2008(2)	10,000,000	9,983,967
		9,983,967
Machinery — 3.9%
Caterpillar Financial Services Corp. 2.80% due 10/9/2008	10,000,000	9,993,778
John Deere Bank S.A. 2.10% due 10/15/2008(2)	10,000,000	9,991,833
		19,985,611
Office - Business Equipment — 1.9%
Pitney Bowes, Inc. 2.25% due 10/6/2008(2)	10,000,000	9,996,875
		9,996,875
Oil & Gas Services — 1.9%
Baker Hughes, Inc. 2.00% due 10/29/2008(2)	10,000,000	9,984,445
		9,984,445
Pharmaceuticals — 12.9%
Astrazeneca PLC 2.40% due 10/15/2008(2)	10,000,000	9,990,667
Johnson & Johnson 2.02% due 12/2/2008(2)	10,000,000	9,965,211
Medtronic, Inc. 2.07% due 10/22/2008(2)	10,100,000	10,087,804
Merck & Co., Inc. 2.12% due 10/17/2008	6,335,000	6,329,031
Novartis Finance Corp. 2.12% due 11/3/2008(2)	10,000,000	9,980,567
Pfizer, Inc. 2.10% due 12/2/2008(2)	10,000,000	9,963,833
Sanofi-Aventis 2.32% due 10/3/2008(2)	10,000,000	9,998,711
		66,315,824
Retailers — 1.0%
Wal-Mart Stores, Inc. 2.10% due 11/10/2008(2)	5,000,000	4,988,333
		4,988,333
Software — 2.0%
Microsoft Corp. 1.50% due 10/7/2008(2)	10,000,000	9,997,500
		9,997,500
Telecommunications — 1.9%
AT&T, Inc. 2.19% due 11/24/2008(2)	5,000,000	4,983,575
2.20% due 10/6/2008(2)	5,000,000	4,998,472
		9,982,047
Utilities - Electric & Water — 3.9%
National Rural Utilities Cooperative Finance Corp. 2.22% due 10/8/2008	10,000,000	9,995,683
Southern Co. 2.20% due 10/20/2008(2)	10,000,000	9,988,389
		19,984,072
Wireless Communications — 1.9%
Nokia Corp. 2.38% due 10/9/2008(2)	10,000,000	9,994,711
		9,994,711
Total Commercial Paper (Cost $447,396,444)		447,396,444
Taxable Municipal Securities — 2.0%
California — 2.0%
Access to Loans for Learning Student Loan Corp. Rev. Series A1 8.25% due 7/1/2012(1)	10,000,000	10,000,000
		10,000,000
Total Taxable Municipal Securities (Cost $10,000,000)		10,000,000

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(3)	118	4,262
RS Emerging Growth Fund, Class Y(3)	174	5,184
RS Emerging Markets Fund, Class A(3)	143	2,474
RS Equity Dividend Fund, Class Y(3)	97	732
RS Global Natural Resources Fund, Class Y(3)	92	2,635
RS Growth Fund, Class Y(3)	119	1,269
RS Investment Quality Bond Fund, Class A(3)	83	782
RS Partners Fund, Class Y(3)	117	3,135
RS S&P 500 Index Fund, Class A(3)	91	738
RS Smaller Company Growth Fund, Class Y(3)	89	1,291
RS Technology Fund, Class Y(3)	105	1,250
RS Value Fund, Class Y(3)	218	4,554
Total Other Investments (Cost $31,998)		28,306
Total Investments — 100.1% (Cost $514,973,146)		514,969,454
Other Liabilities, Net — (0.1)%		(286,807)
Total Net Assets — 100.0%		$514,682,647

(1)	Variable rate demand note. The rate shown is the rate in effect at September 30, 2008.

(2)	Security issued in an exempt transaction under Section 4(2) of the Securities Act of 1933. At September 30, 2008, the aggregate market value of these securities amounted to $311,684,661, representing 60.6% of the net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(3)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$28,306
Level 2 – Significant Other Observable Inputs	514,941,148
Level 3 – Significant Unobservable Inputs	—
Total	$514,969,454

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments – RS International Growth Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 95.5%
Australia — 4.7%
Beverages — 0.5%
Fosters Group Ltd.	63,800	$285,045
Commercial Banks — 0.7%
Australia & NZ Banking Group Ltd.	24,304	375,478
Commercial Services & Supplies — 0.3%
Brambles Ltd.	30,600	190,934
Construction Materials — 0.2%
James Hardie Industries N.V.	24,000	97,793
Food & Staples Retailing — 0.4%
Woolworths Ltd.	11,806	260,062
Insurance — 0.3%
AMP Ltd.	29,000	164,899
Metals & Mining — 1.7%
BHP Billiton Ltd.	30,414	786,829
Rio Tinto Ltd.	2,496	168,186
		955,015
Oil, Gas & Consumable Fuels — 0.6%
Woodside Petroleum Ltd.	8,400	338,947
		2,668,173
Belgium — 2.1%
Diversified Financial Services — 2.1%
Groupe Bruxelles Lambert S.A.	13,855	1,195,801
		1,195,801
Denmark — 2.0%
Chemicals — 0.9%
Novozymes A/S, Class B	5,642	502,780
Commercial Banks — 0.2%
Jyske Bank A/S(1)	2,948	148,434
Marine — 0.9%
A.P. Moller-Maersk A/S, Class B	57	495,829
		1,147,043
Finland — 3.0%
Construction & Engineering — 3.0%
Kone Oyj, Class B	61,800	1,681,905
		1,681,905
France — 8.2%
Communications Equipment — 0.9%
Neopost S.A.	5,569	525,132
Diversified Financial Services — 0.1%
Eurazeo	499	42,183
Electrical Equipment — 1.0%
Alstom S.A.	7,636	579,644
Health Care Equipment & Supplies — 1.9%
Essilor International S.A.	21,084	1,053,047
Machinery — 0.7%
Vallourec S.A.	1,859	401,131
Multi-Utilities — 1.3%
Electricite de France	10,300	744,828
Personal Products — 2.3%
L’Oreal S.A.	13,091	1,284,536
		4,630,501
Germany — 3.8%
Air Freight & Logistics — 0.9%
Deutsche Post AG	23,601	492,423
Health Care Providers & Services — 2.9%
Celesio AG	38,427	1,677,050
		2,169,473
Hong Kong — 2.4%
Commercial Banks — 0.6%
BOC Hong Kong Holdings Ltd.	184,500	329,843
Distributors — 0.2%
Li & Fung Ltd.	48,400	118,437
Diversified Financial Services — 0.5%
Hong Kong Exchanges & Clearing Ltd.	22,500	277,119
Real Estate Management & Development — 1.1%
Cheung Kong Holdings Ltd.	35,000	396,499
Hang Lung Properties Ltd.	98,000	230,695
		627,194
		1,352,593
India — 0.6%
Oil, Gas & Consumable Fuels — 0.6%
Reliance Industries Ltd., GDR(2)(3)	3,850	318,930
		318,930
Italy — 1.0%
Commercial Banks — 1.0%
UniCredito Italiano SpA	152,590	570,587
		570,587
Japan — 17.7%
Automobiles — 1.0%
Nissan Motor Co. Ltd.	79,300	536,209
Beverages — 1.1%
Asahi Breweries Ltd.	35,200	616,934
Electrical Equipment — 0.7%
Mitsubishi Electric Corp.	60,000	404,824
Electronic Equipment & Instruments — 1.8%
Hirose Electric Co. Ltd.	5,500	524,198
Kyocera Corp.	6,600	500,978
		1,025,176
Food & Staples Retailing — 0.9%
AEON Co. Ltd.	50,300	513,906
Household Products — 0.3%
Kao Corp.	7,000	187,723
Insurance — 2.5%
Mitsui Sumitomo Insurance Group Holdings, Inc.(1)	21,000	715,205
Tokio Marine Holdings, Inc.	18,600	682,877
		1,398,082
Internet Software & Services — 0.8%
Rakuten, Inc.	783	441,831
Machinery — 1.3%
Komatsu Ltd.	22,900	374,907
SMC Corp.	3,500	364,657
		739,564
Marine — 0.5%
Mitsui O.S.K. Lines Ltd.	31,000	269,339
Office Electronics — 1.9%
Canon, Inc.	28,900	1,095,624
Oil, Gas & Consumable Fuels — 0.7%
INPEX Corp.	31	263,451
Japan Petroleum Exploration Co. Ltd.	3,100	159,132
		422,583
Real Estate Management & Development — 0.5%
Sumitomo Realty & Development Co. Ltd.	12,000	261,345
Specialty Retail — 0.8%
Yamada Denki Co. Ltd.	6,020	456,309
Tobacco — 0.9%
Japan Tobacco, Inc.	131	493,750
Trading Companies & Distributors — 2.0%
Hitachi High-Technologies Corp.	16,400	325,212
Mitsui & Co. Ltd.	67,000	831,759
		1,156,971
		10,020,170

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments – RS International Growth Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Netherlands — 2.8%
Beverages — 2.0%
Heineken Holding N.V.	29,290	$1,149,889
Metals & Mining — 0.8%
ArcelorMittal	9,150	463,134
		1,613,023
Norway — 4.2%
Energy Equipment & Services — 1.4%
Aker Solutions ASA	47,042	761,766
Food Products — 0.7%
Marine Harvest(1)	787,109	392,784
Oil, Gas & Consumable Fuels — 2.1%
Seadrill Ltd.	58,092	1,203,558
		2,358,108
People’s Republic of China — 0.4%
Oil, Gas & Consumable Fuels — 0.4%
China Shenhua Energy Co. Ltd., H shares	101,000	247,745
		247,745
Russia — 1.8%
Metals & Mining — 0.4%
MMC Norilsk Nickel, ADR(4)	15,250	208,468
Oil, Gas & Consumable Fuels — 0.9%
OAO Gazprom, ADR(4)	16,000	511,302
Wireless Telecommunication Services — 0.5%
Mobile TeleSystems, ADR(4)	5,300	296,853
		1,016,623
Singapore — 0.9%
Commercial Banks — 0.4%
DBS Group Holdings Ltd.	19,000	226,428
Industrial Conglomerates — 0.5%
Keppel Corp. Ltd.	48,000	265,238
		491,666
Sweden — 5.9%
Commercial Banks — 1.6%
Svenska Handelsbanken AB, Class A	39,376	881,874
Diversified Financial Services — 0.7%
Investor AB, Class B	21,924	410,547
Health Care Equipment & Supplies — 0.9%
Getinge AB, Class B	25,154	518,463
Machinery — 2.7%
Atlas Copco AB, Class B	148,900	1,504,447
		3,315,331
Switzerland — 14.4%
Building Products — 1.3%
Geberit AG	6,100	748,092
Commercial Banks — 1.8%
UBS AG(1)	59,710	1,020,589
Computers & Peripherals — 0.8%
Logitech International S.A.(1)	19,727	450,304
Consumer Finance — 1.3%
Partners Group Holding AG	6,061	759,101
Diversified Telecommunication Services — 1.7%
Swisscom AG	3,308	985,839
Food Products — 2.4%
Nestle S.A.	31,500	1,361,351
Health Care Equipment & Supplies — 1.3%
Straumann Holding AG	2,600	720,381
Insurance — 0.5%
Swiss Life Holding AG(1)	1,888	274,109
Machinery — 1.4%
Schindler Holding AG	13,280	799,430
Pharmaceuticals — 0.8%
Basilea Pharmaceutica(1)	2,880	426,599
Textiles, Apparel & Luxury Goods — 1.1%
Compagnie Financiere Richemont AG, Class A	13,600	600,895
		8,146,690
Taiwan — 1.2%
Electronic Equipment & Instruments — 0.6%
Hon Hai Precision Industry Co. Ltd., GDR (Reg S)(2)	46,575	327,253
Semiconductors & Semiconductor Equipment — 0.6%
Taiwan Semiconductor Mfg. Co. Ltd., ADR(4)	39,032	365,730
		692,983
United Kingdom — 18.4%
Commercial Banks — 2.1%
Royal Bank of Scotland PLC	139,001	448,405
Standard Chartered PLC	29,000	713,561
		1,161,966
Commercial Services & Supplies — 1.5%
Capita Group PLC	42,580	529,936
Hays PLC	212,000	306,977
		836,913
Construction & Engineering — 1.2%
Amec PLC	34,984	401,280
The Weir Group PLC	27,600	303,053
		704,333
Health Care Equipment & Supplies — 0.6%
Smith & Nephew PLC	34,000	359,089
Media — 0.9%
Reed Elsevier PLC	51,940	517,205
Metals & Mining — 2.1%
Johnson Matthey PLC	13,262	322,629
Lonmin PLC	9,765	399,378
Xstrata PLC	15,000	467,469
		1,189,476
Oil, Gas & Consumable Fuels — 4.9%
BG Group PLC	59,000	1,070,027
Cairn Energy PLC(1)	14,069	525,118
John Wood Group PLC	126,097	766,787
Royal Dutch Shell PLC, Class A	13,500	389,886
		2,751,818
Pharmaceuticals — 1.7%
GlaxoSmithKline PLC	43,902	951,036
Tobacco — 1.5%
Imperial Tobacco Group PLC	27,000	866,720
Wireless Telecommunication Services — 1.9%
Vodafone Group PLC	477,600	1,054,746
		10,393,302
Total Common Stocks (Cost $55,429,217)		54,030,647
Preferred Stocks — 1.6%
Brazil — 1.6%
Commercial Banks — 0.6%
Banco Itau Holdings Financeira S.A., ADR(4)	20,000	350,000
Oil, Gas & Consumable Fuels — 1.0%
Petroleo Brasileiro S.A., ADR(4)	15,200	568,784
		918,784
Total Preferred Stocks (Cost $308,683)		918,784

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments – RS International Growth Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(5)	18	$657
RS Emerging Growth Fund, Class Y(5)	26	780
RS Emerging Markets Fund, Class A(5)	21	370
RS Equity Dividend Fund, Class Y(5)	14	103
RS Global Natural Resources Fund, Class Y(5)	14	402
RS Growth Fund, Class Y(5)	19	203
RS Investment Quality Bond Fund, Class A(5)	12	111
RS Partners Fund, Class Y(5)	18	472
RS S&P 500 Index Fund, Class A(5)	13	104
RS Smaller Company Growth Fund, Class Y(5)	12	182
RS Technology Fund, Class Y(5)	17	200
RS Value Fund, Class Y(5)	34	705
Total Other Investments (Cost $5,061)		4,289
Total Investments — 97.1% (Cost $55,742,961)		54,953,720
Other Assets, Net — 2.9%		1,628,100
Total Net Assets — 100.0%		$56,581,820

(1)	Non-income producing security.

(2)	GDR — Global Depositary Receipt.

(3)	Securities that may be resold in transactions, exempt from registration under Rule 144A of the Securities Act of 1933, normally to certain qualified buyers. At September 30, 2008, the aggregate market value of these securities amounted to $318,930, representing 0.6% of net assets. These securities have been deemed liquid by the investment adviser pursuant to the Fund’s liquidity procedures approved by the Board of Trustees.

(4)	ADR — American Depositary Receipt.

(5)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

At September 30, 2008, the Fund had entered into the following forward currency exchange contracts:

Forward Currency Contracts to Buy	Value	Aggregate Face Value	Settlement Date	Unrealized Appreciation
GBP	$8,342,593	$8,245,510	10/9/2008	$97,083

Forward Currency Contracts to Sell
GBP	$8,342,593	$9,211,972	10/9/2008	$869,379

Legend:

GBP-Pound Sterling

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$1,836,162	$966,462
Level 2 – Significant Other Observable Inputs	53,117,557	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$54,953,720	$966,462

*	Other financial instruments include futures, forwards and/or swap contracts.

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Emerging Markets Fund

September 30, 2008 (unaudited)	Shares	Value
Common Stocks — 82.2%
Argentina — 1.1%
Metals & Mining — 1.1%
Ternium S.A., ADR(1)	345,500	$6,094,620
		6,094,620
Brazil — 4.6%
Metals & Mining — 1.2%
Companhia Vale do Rio Doce, ADR(1)	217,300	4,161,295
MMX Mineracao e Metalicos S.A.(2)	420,200	1,965,305
		6,126,600
Multiline Retail — 1.7%
B2W Companhia Global do Varejo	189,900	4,584,585
Lojas Renner S.A.	368,700	4,553,287
		9,137,872
Oil, Gas & Consumable Fuels — 0.7%
OGX Petroleo e Gas Participacoes S.A.(2)	19,400	3,945,452
Road & Rail — 1.0%
Companhia de Concessoes Rodoviarias	406,100	5,335,278
		24,545,202
Czech Republic — 1.0%
Electric Utilities — 1.0%
CEZ A.S.	85,600	5,358,288
		5,358,288
Egypt — 0.7%
Capital Markets — 0.7%
Egyptian Financial Group-Hermes Holding	631,600	3,791,133
		3,791,133
India — 4.5%
Construction Materials — 0.9%
ACC Ltd.	372,000	4,966,075
Diversified Financial Services — 0.3%
Reliance Capital Ltd.	67,600	1,669,384
Oil, Gas & Consumable Fuels — 2.3%
Reliance Industries Ltd.	289,100	12,122,778
Real Estate — 0.2%
Housing Development & Infrastructure Ltd.	275,142	999,644
Wireless Telecommunication Services — 0.8%
Idea Cellular Ltd.(2)	2,522,000	4,203,369
		23,961,250
Indonesia — 3.9%
Commercial Banks — 2.3%
PT Bank Mandiri	24,898,000	6,553,335
PT Bank Rakyat Indonesia	10,419,500	5,591,254
		12,144,589
Diversified Telecommunication Services — 1.6%
PT Indosat Tbk	9,236,000	5,475,514
PT Telekomunikasi Indonesia	4,769,000	3,340,735
		8,816,249
		20,960,838
Malaysia — 1.8%
Commercial Banks — 1.0%
Public Bank Berhad	1,763,800	5,130,167
Industrial Conglomerates — 0.8%
Sime Darby Berhad	2,318,068	4,481,069
		9,611,236
Mexico — 6.9%
Commercial Banks — 0.9%
Grupo Financiero Banorte S.A.B. de C.V.	1,581,800	5,047,759
Food & Staples Retailing — 1.4%
Wal-Mart de Mexico S.A.B. de C.V.	2,055,322	7,197,809
Metals & Mining — 1.3%
Grupo Mexico S.A.B. de C.V., Series B	6,451,720	6,784,143
Wireless Telecommunication Services — 3.3%
America Movil S.A.B. de C.V., ADR, Series L(1)	379,500	17,593,620
		36,623,331
People’s Republic of China — 11.4%
Construction & Engineering — 0.0%
China Railway Group Ltd., H Shares(2)	161,000	98,194
Construction Materials — 0.6%
China National Building Material Co. Ltd., H shares	2,730,000	3,151,162
Distributors — 1.1%
China Resources Enterprise Ltd.	2,308,000	5,635,534
Electronic Equipment & Instruments — 0.9%
Kingboard Chemical Holdings Ltd.	1,351,500	4,614,676
Insurance — 0.9%
China Insurance International Holdings Co. Ltd.	2,566,000	4,936,886
Leisure Equipment & Products — 0.9%
Li Ning Co. Ltd.	2,882,000	5,056,015
Multiline Retail — 0.5%
Parkson Retail Group Ltd.	2,622,500	2,908,707
Oil, Gas & Consumable Fuels — 2.5%
China Shenhua Energy Co. Ltd., H shares	2,028,000	4,974,524
CNOOC Ltd.	7,440,000	8,358,067
		13,332,591
Specialty Retail — 0.9%
GOME Electrical Appliances Holdings Ltd.	16,128,000	4,761,613
Transportation Infrastructure — 0.5%
Jiangsu Expressway Co. Ltd.	3,594,000	2,697,617
Wireless Telecommunication Services — 2.6%
China Mobile Ltd.	618,500	6,195,931
China Unicom Ltd.	4,996,000	7,515,796
		13,711,727
		60,904,722
Poland — 1.5%
Diversified Financial Services — 1.5%
International Personal Finance	1,745,000	7,815,196
		7,815,196
Russia — 11.2%
Food & Staples Retailing — 0.7%
X5 Retail Group N.V., GDR (Reg S)(2)(3)	162,620	3,508,023
Food Products — 0.9%
Wimm-Bill-Dann Foods, ADR(1)(2)	68,000	4,828,000
Metals & Mining — 2.5%
Evraz Group S.A., GDR (Reg S)(3)	62,600	2,411,710
Mechel, ADR(1)	209,700	3,766,212
Norilsk Nickel, ADR(1)	496,600	6,937,272
		13,115,194
Oil, Gas & Consumable Fuels — 6.3%
Gazprom, ADR(1)	57,900	1,792,005
Gazprom, ADR(1)	451,650	14,433,109
Imperial Energy Corp. PLC(2)	964,849	17,652,343
		33,877,457
Wireless Telecommunication Services — 0.8%
Vimpel-Communications, ADR(1)	207,900	4,220,370
		59,549,044
South Africa — 4.4%
Food & Staples Retailing — 0.6%
Massmart Holdings Ltd.	345,711	3,164,864
Media — 1.8%
Naspers Ltd., N shares	493,200	9,741,362
Metals & Mining — 2.0%
Impala Platinum Holdings Ltd.	528,100	10,780,841
		23,687,067

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Schedule of Investments - RS Emerging Markets Fund (continued)

September 30, 2008 (unaudited)	Shares	Value
South Korea — 12.2%
Commercial Banks — 0.4%
Daegu Bank	249,400	$2,227,565
Construction & Engineering — 0.2%
Hyundai Development Co.	22,750	849,781
Food & Staples Retailing — 1.6%
Shinsegae Co. Ltd.	18,000	8,495,663
Industrial Conglomerates — 0.4%
ORION Corp.	11,800	1,918,565
Insurance — 2.4%
Hyundai Marine & Fire Insurance Co. Ltd.	173,200	2,807,654
Samsung Fire & Marine Insurance Co. Ltd.	56,400	9,873,161
		12,680,815
Internet Software & Services — 0.5%
NHN Corp.(2)	21,100	2,706,544
Machinery — 1.0%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	83,300	2,102,684
Samsung Heavy Industries Co. Ltd.	124,300	3,309,787
		5,412,471
Pharmaceuticals — 0.4%
Yuhan Corp.	11,388	2,042,432
Semiconductors & Semiconductor Equipment — 1.6%
Samsung Electronics Co. Ltd.	19,165	8,782,426
Textiles, Apparel & Luxury Goods — 2.1%
Cheil Industries, Inc.	257,000	11,289,599
Trading Companies & Distributors — 0.6%
Samsung C&T Corp.	70,850	3,139,993
Wireless Telecommunication Services — 1.0%
SK Telecom Co. Ltd.	32,800	5,614,478
		65,160,332
Taiwan — 9.5%
Computers & Peripherals — 0.9%
High Tech Computer Corp.	293,600	4,557,044
Electronic Equipment & Instruments — 2.2%
Hon Hai Precision Industry Co. Ltd.	3,332,005	11,934,223
Insurance — 0.9%
China Life Insurance Co. Ltd.(2)	10,162,860	4,506,736
Marine — 1.2%
Evergreen Marine Corp.	8,143,000	3,717,754
Yang Ming Marine Transport	8,348,203	2,914,543
		6,632,297
Multiline Retail — 1.0%
Far Eastern Department Stores Ltd.	7,675,558	5,057,157
Semiconductors & Semiconductor Equipment — 3.3%
Taiwan Semiconductor Manufacturing Co. Ltd.	10,632,722	17,831,409
		50,518,866
Thailand — 0.9%
Commercial Banks — 0.9%
Bank of Ayudhya Public Co. Ltd.	10,089,000	4,905,836
		4,905,836
Turkey — 3.6%
Commercial Banks — 3.6%
Turkiye Garanti Bankasi A.S.(2)	3,611,148	8,043,308
Turkiye Is Bankasi	2,819,500	11,104,790
		19,148,098
		19,148,098
Vietnam — 0.4%
Metals & Mining — 0.4%
Vietnam Resource Investments Holdings Ltd.(4)	232,000	1,943,000
		1,943,000
Other African Countries — 1.4%
Metals & Mining — 1.4%
Gem Diamonds Ltd.(2)	326,300	4,075,396
Katanga Mining Ltd.(2)	298,434	1,410,498
Kenmare Resources PLC(2)	5,516,970	1,912,265
		7,398,159
		7,398,159
Other Emerging Markets Countries — 1.2%
Oil, Gas & Consumable Fuels — 1.2%
Dragon Oil PLC(2)	2,040,103	6,450,830
		6,450,830
Total Common Stocks (Cost $555,004,438)		438,427,048
Preferred Stocks — 11.0%
Brazil — 10.0%
Commercial Banks — 3.9%
Banco Bradesco S.A.	558,685	9,083,879
Itausa-Investimentos Itau S.A.	2,356,398	11,788,801
		20,872,680
Food Products — 0.0%
Comp. Lorenz S.A.(4)(5)	4,700,000	—
Oil, Gas & Consumable Fuels — 5.3%
Petroleo Brasileiro S.A., ADR(1)	646,600	28,418,070
Road & Rail — 0.8%
All America Latina Logistica (Units)	607,900	4,152,977
		53,443,727
Colombia — 1.0%
Commercial Banks — 1.0%
BanColombia S.A., ADR (Reg S)(1)	183,400	5,217,730
		5,217,730
Total Preferred Stocks (Cost $51,934,254)		58,661,457

	Warrants
Warrants — 0.0%
Vietnam — 0.0%
Vietnam Resource Investments Holdings Ltd.(2)(4)	23,200	1,160
		1,160
Total Warrants (Cost $0)		1,160

	Shares
Other Investments - For Trustee Deferred Compensation Plan — 0.0%
RS Core Equity Fund, Class Y(6)	106	3,843
RS Emerging Growth Fund, Class Y(6)	163	4,857
RS Equity Dividend Fund, Class Y(6)	100	757
RS Global Natural Resources Fund, Class Y(6)	91	2,622
RS Growth Fund, Class Y(6)	103	1,098
RS Investment Quality Bond Fund, Class A(6)	86	804
RS Partners Fund, Class Y(6)	114	3,039
RS S&P 500 Index Fund, Class A(6)	94	762
RS Smaller Company Growth Fund, Class Y(6)	91	1,333
RS Technology Fund, Class Y(6)	91	1,081
RS Value Fund, Class Y(6)	206	4,306
Total Other Investments (Cost $27,398)		24,502

See accompanying notes to Schedule of Investments.

www.RSinvestments.com

Schedule of Investments - RS Emerging Markets Fund (continued)

September 30, 2008 (unaudited)	Principal Amount	Value
Repurchase Agreements — 7.4%
State Street Bank and Trust Co. Repurchase Agreement, 0.20% dated 9/30/2008, maturity value of $39,633,220, due 10/1/2008, collateralized by U.S. Treasury Bond, 6.00%, due 2/15/2026, with a value of $40,426,581	$39,633,000	$39,633,000
Total Repurchase Agreements (Cost $39,633,000)		39,633,000
Total Investments — 100.6% (Cost $646,599,090)		536,747,167
Other Liabilities, Net — (0.6)%		(3,440,796)
Total Net Assets — 100.0%		$533,306,371

(1)	ADR — American Depositary Receipt.

(2)	Non-income producing security.

(3)	GDR — Global Depositary Receipt.

(4)	Fair valued security.

(5)	Security deemed illiquid by the investment adviser.

(6)	Investments in designated RS Mutual Funds under a deferred compensation plan adopted for disinterested Trustees.

The following is a summary of the inputs used as of September 30, 2008 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$181,599,197
Level 2 – Significant Other Observable Inputs	355,147,970
Level 3 – Significant Unobservable Inputs	—
Total	$536,747,167

See accompanying notes to Schedule of Investments.

Call 800.766.3863

Notes to Schedule of Investments

Tax Basis of Investments

The cost of investments for federal income tax purposes at September 30, 2008, for each Fund is listed in the chart below. The net unrealized appreciation/(depreciation) on investments, which consists of gross unrealized appreciation and depreciation, is also disclosed in the chart below.

Tax Basis of Investments

Fund	Cost of Investments	Net Unrealized Appreciation/ (Depreciation) on Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation
RS Emerging Growth Fund	392,390,986	(10,890,390)	36,388,952	(47,279,342)
RS Smaller Company Growth Fund	176,539,426	(9,198,560)	16,639,115	(25,837,675)
RS Select Growth Fund	69,975,921	(4,448,487)	5,577,480	(10,025,967)
RS MidCap Opportunities Fund	193,552,802	(24,670,166)	5,153,876	(29,824,042)
RS Growth Fund	145,590,579	(10,370,882)	3,714,273	(14,085,155)
RS Technology Fund	100,298,721	(11,601,874)	6,139,071	(17,740,945)
RS Partners Fund	1,929,535,954	(204,804,589)	167,174,217	(371,978,806)
RS Value Fund	2,203,596,989	(300,182,316)	115,395,189	(415,577,505)
RS Investors Fund	24,459,261	(5,311,328)	668,361	(5,979,689)
RS Global Natural Resources Fund	1,318,594,909	81,527,354	215,259,877	(133,732,523)
RS Large Cap Value Fund	69,900,303	(3,504,090)	7,587,815	(11,091,905)
RS Small Cap Core Equity Fund	131,163,688	(11,496,787)	9,814,314	(21,311,101)
RS Core Equity Fund	832,810,467	(24,429,077)	70,498,524	(94,927,601)
RS Equity Dividend Fund	9,867,016	(1,364,387)	225,498	(1,589,885)
RS S&P 500 Index Fund	132,826,713	(2,208,028)	33,695,397	(35,903,425)
RS Asset Allocation Fund	89,028,445	(6,608,405)	633,798	(7,242,203)
RS Investment Quality Bond Fund	115,612,189	(5,554,338)	582,517	(6,136,855)
RS Low Duration Bond Fund	40,724,179	(197,863)	309,555	(507,418)
RS High Yield Bond Fund	80,513,504	(9,591,454)	107,278	(9,698,732)
RS Tax-Exempt Fund	108,753,352	(4,404,700)	494,958	(4,899,658)
RS Money Market Fund	514,973,953	(4,499)	—	(4,499)
RS International Growth Fund	57,228,841	(2,275,121)	9,427,229	(11,702,350)
RS Emerging Markets Fund	653,132,453	(116,385,286)	17,936,885	(134,322,171)

Restricted Securities

A restricted security cannot be resold to the general public without prior registration under the Securities Act of 1933. If the security is subsequently registered and resold, the issuer would typically bear the expense of all registrations at no cost to the Fund. Restricted securities are valued according to the guidelines and procedures adopted by the Funds’ Board of Trustees. See the table below for restricted securities held at September 30, 2008.

Restricted Securities

Fund	Security	Shares	Cost	Value	Acquisition Date	% of Fund’s Net Assets
RS Value Fund	Ivanhoe Nickel & Platinum Ltd.	698,422	$2,837,501	$4,539,743	4/25/97-5/7/98	0.24%
RS Global Natural Resources Fund	Ivanhoe Nickel & Platinum Ltd.	203,624	784,997	1,323,556	4/25/97-5/7/98	0.09%
RS Investment Quality Bond Fund	PPF Funding, Inc.	200,000	199,964	197,161	4/4/07	0.17%
RS High Yield Bond Fund	Buffalo Thunder Development Authority	140,000	140,000	58,800	6/12/08	0.08%

Affiliated Issuers

If a Fund owns 5% or more of the outstanding voting shares of an issuer, the Fund’s investment represents an investment in an affiliated person as defined by the Investment Company Act of 1940, as amended. A summary of the Funds with transactions in the securities of affiliated issuers for the period ended September 30, 2008 is listed below:

Affiliated Issuers

Fund	Issuer	Number of Shares Held at Beginning of Period		Gross Additions	Gross Reductions	Number of Shares Held at End of Period	Income	Value
RS Partners Fund	Aaron Rents, Inc.	2,451,802		—	1,131,279	1,320,523	$100,924	*	*
	ACI Worldwide, Inc.	2,912,918		1,082,451		3,995,369	—	$69,998,865
	A.M. Castle & Co.	1,294,350		—	1,294,350	—	201,618	—
	Carter’s, Inc.	3,903,440		599,640	1,367,794	3,135,286	—	61,859,193
	Coinstar, Inc.	2,464,452		—	1,014,946	1,449,506	—	46,384,192
	Commerical Vehicle Group, Inc.	2,047,101		—	—	2,047,101	—	14,554,888
	Corinthian Colleges, Inc.	2,856,769	*	3,071,110	4,290,995	1,636,884	—	*	*
	Employers Holdings, Inc.	2,867,090		—	641,623	2,225,467	484,253	*	*
	Euronet Worldwide, Inc.	—		2,578,046	—	2,578,046	—	43,130,710
	eResearch Technology, Inc.	3,235,047		—	3,235,047	—	—	—
	Iconix Brand Group, Inc.	—		3,672,591	—	3,672,591	—	48,037,490
	Key Energy Services, Inc.	6,449,800	*		819,384	5,630,416	—	*	*
	Meruelo Maddux Properties, Inc.	4,448,881		—	1,884,078	2,564,803	—	*	*
	MoneyGram International, Inc.	—		7,959,666	—	7,959,666	—	11,302,726
	Quadra Realty Trust, Inc.	1,472,935		—	1,472,935	—	—	—
	Triarc Cos., Inc., Class B	6,003,100		—	6,003,100	—	2,125,517	—

							2,912,312	295,268,064

RS Value Fund	Career Education Corp.	2,845,338	*	2,542,675	—	5,388,013	—	88,094,013
	Sunrise Senior Living, Inc.	1,670,632	*	1,416,719	—	3,087,351	—	42,574,570

							—	130,668,583

RS Global Natural Resources Fund	Anderson Energy Ltd.	4,613,000		—	4,613,000	—	—	*	*

							—	—

RS Asset Allocation Fund	RS S&P 500 Index Fund, Class A	10,724,043		—	836,809	9,887,234	—	79,789,977

							$—	$79,789,977

*	Issuer was not an affiliated issuer at January 1, 2008.

**	Issuer was not an affiliated issuer at September 30, 2008.

Fair Value Measurements

The Funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — significant other observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned level within the hierarchy. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

New Accounting Pronouncement

In March 2008, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“FAS 161”). FAS 161 is effective for fiscal years and interim periods beginning after November 15, 2008. FAS 161 requires enhanced disclosures about Funds’ derivative and hedging activities. The Trust is currently evaluating the impact the adoption of FAS 161 will have on the Funds’ financial statement disclosures.

For information about the Funds’ policy regarding valuation of investments and other significant accounting policies please see the Funds’ most recent annual or semiannual reports to shareholders filed on the Securities and Exchange Commission’s Web site at http://www.sec.gov, or visit RS Investments’ Web site at www.RSinvestments.com.

Item 2.	Controls and Procedures.

(a) The registrant’s principal executive and principal financial officer have concluded, as of a date within 90 days of the filing of this report, based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c)) required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)), that the design and operation of such controls and procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-Q is recorded, processed, summarized, and reported within the time periods specified in the Commission’s rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting. Certain 2007 financial statement items were restated by the registrant during the period covered by this report to correct the accounting for income earned from certain limited partnership investments.

Item 3.	Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) RS Investment Trust

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Terry R. Otton
Terry R. Otton, President
(Principal Executive Officer)

Date: November 25, 2008

By:	/s/ James E. Klescewski
James E. Klescewski, Treasurer
(Principal Financial Officer)

Date: November 25, 2008